    As filed with the Securities and Exchange Commission on April 11, 2001.
                                                              File No. 333-52645
                                                                       811-08772

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                        POST-EFFECTIVE AMENDMENT NO. 3 TO
                                    FORM S-6

              FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF
               SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON
                                   FORM N-8B-2

A.       Exact name of trust: Separate Account Five

B.       Name of depositor: Hartford Life Insurance Company

C.       Complete address of depositor's principal executive offices:

         P.O. Box 2999
         Hartford, CT  06104-2999

D.       Name and complete address of agent for service:

         Marianne O'Doherty
         Hartford Life Insurance Companies
         P.O. Box 2999
         Hartford, CT  06104-2999

         It is proposed that this filing will become effective:

         ___ immediately upon filing pursuant to paragraph (b) of Rule 485
         _X_  on May 1, 2001 pursuant to paragraph (b) of Rule 485
         ___ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
         ___ on _______, 2001 pursuant to paragraph (a)(1) of Rule 485
         ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

E. Title and amount of securities being registered: Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant has registered an indefinite amount of securities.

F. Proposed maximum aggregate offering price to the public of the securities being registered: Not yet determined.

G.       Amount of filing fee: Not applicable.

H. Approximate date of proposed public offering: As soon as practicable after the effective date of this registration statement.

SELECT DIMENSIONS LIFE II
MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE POLICIES
HARTFORD LIFE INSURANCE COMPANY
P.O. BOX 2999
HARTFORD, CONNECTICUT 06104-2999
TELEPHONE: 1-800-231-5453                                     [LOGO]

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This Prospectus describes information you should know before you purchase Select Dimensions Life II. Please read it carefully.

Select Dimensions Life II is a modified single premium variable life insurance policy. It is:

x Modified single premium, because you make one single premium payment, and under certain limited circumstances, you may make additional premium payments.

x Variable, because the value of your life insurance policy will fluctuate with the performance of the underlying portfolios.
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At purchase, you allocate your payments to "Sub-Accounts" or subdivisions of our Separate Account, an account that keeps your life insurance policy assets separate from our company assets. These Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These Portfolios are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This life insurance policy offers you Portfolios with investment strategies ranging from conservative to aggressive and you may pick those Portfolios that meet your investment style.

The Sub-Accounts and the Portfolios are listed below:


- MONEY MARKET SUB-ACCOUNT which purchases Class X shares of Money Market Portfolio of the Morgan Stanley Dean Witter Select Dimensions Investment Series



- NORTH AMERICAN GOVERNMENT SECURITIES SUB-ACCOUNT which purchases Class X shares of North American Government Securities Portfolio of the Morgan Stanley Dean Witter Select Dimensions Investment Series (effective September 7, 1999, closed to new investments or transfer of existing Contract Values)



- DIVERSIFIED INCOME SUB-ACCOUNT which purchases Class X shares of Diversified Income Portfolio of the Morgan Stanley Dean Witter Select Dimensions Investment Series



- BALANCED GROWTH SUB-ACCOUNT which purchases Class X shares of Balanced Growth Portfolio of the Morgan Stanley Dean Witter Select Dimensions Investment Series



- UTILITIES SUB-ACCOUNT which purchases Class X shares of Utilities Portfolio of the Morgan Stanley Dean Witter Select Dimensions Investment Series



- DIVIDEND GROWTH SUB-ACCOUNT which purchases Class X shares of Dividend Growth Portfolio of the Morgan Stanley Dean Witter Select Dimensions Investment Series



- VALUE-ADDED MARKET SUB-ACCOUNT which purchases Class X shares of Value-Added Market Portfolio of the Morgan Stanley Dean Witter Select Dimensions Investment Series



- GROWTH SUB-ACCOUNT which purchases Class X shares of Growth Portfolio of the Morgan Stanley Dean Witter Select Dimensions Investment Series



- AMERICAN OPPORTUNITIES SUB-ACCOUNT which purchases Class X shares of American Opportunities Portfolio of the Morgan Stanley Dean Witter Select Dimensions Investment Series



- MID-CAP EQUITY SUB-ACCOUNT which purchases Class X shares of Mid-Cap Equity Portfolio of the Morgan Stanley Dean Witter Select Dimensions Investment Series



- GLOBAL EQUITY SUB-ACCOUNT which purchases Class X shares of Global Equity Portfolio of the Morgan Stanley Dean Witter Select Dimensions Investment Series



- DEVELOPING GROWTH SUB-ACCOUNT which purchases Class X shares of Developing Growth Portfolio of the Morgan Stanley Dean Witter Select Dimensions Investment Series



- EMERGING MARKETS SUB-ACCOUNT which purchases Class X shares of Emerging Markets Portfolio of the Morgan Stanley Dean Witter Select Dimensions Investment Series (effective September 7, 1999, closed to new investments or transfers of existing Contract Value)


- HIGH YIELD SUB-ACCOUNT which purchases shares of High Yield Portfolio of the The Universal Institutional Funds, Inc.

- MID-CAP VALUE SUB-ACCOUNT which purchases shares of Mid-Cap Value Portfolio of the The Universal Institutional Funds, Inc.

- EMERGING MARKETS DEBT SUB-ACCOUNT which purchases shares of Emerging Markets Debt Portfolio of the The Universal Institutional Funds, Inc.

- EMERGING MARKETS EQUITY SUB-ACCOUNT which purchases shares of Emerging Markets Equity Portfolio of the The Universal Institutional Funds, Inc.

- FIXED INCOME SUB-ACCOUNT which purchases shares of Fixed Income Portfolio of the The Universal Institutional Funds, Inc.

- ACTIVE INTERNATIONAL ALLOCATION SUB-ACCOUNT which purchases shares of Active International Allocation Portfolio of the The Universal Institutional Funds, Inc.


- STRATEGIC STOCK SUB-ACCOUNT which purchases Class I shares of Strategic Stock Portfolio of the Van Kampen Life Investment Trust



- ENTERPRISE SUB-ACCOUNT which purchases Class I shares of Enterprise Portfolio of the Van Kampen Life Investment Trust


If you decide to buy this life insurance policy, you should keep this prospectus for your records. Although we file the Prospectus with the Securities and Exchange Commission, the Commission doesn't approve or disapprove these securities or determine if the information is truthful or complete. Anyone who represents that the Securities and Exchange Commission ("SEC") does these things may be guilty of a criminal offense.

You can call us at 1-800-231-5453 to ask us questions. The Statement of Additional Information contains more information about this life insurance policy and, like this prospectus, is filed with the Securities and Exchange Commission.

We file other information with the Securities and Exchange Commission. You may read and copy any document we file at the SEC's public reference room in Washington, DC 20549-6009. Please call the SEC at 1-800-SEC-0330 for further information. Our SEC filings, including this prospectus, are also available to the public at the SEC's website at (HTTP://WWW.SEC.GOV).

This life insurance policy IS NOT:

 -  a bank deposit or obligation

 -  federally insured

 -  endorsed by any bank or governmental agency

 -  available for sale in all states
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PROSPECTUS DATED: MAY 1, 2001

HARTFORD LIFE INSURANCE COMPANY                                                3
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TABLE OF CONTENTS


                                                                PAGE
----------------------------------------------------------------------
SUMMARY OF BENEFITS AND RISKS                                     4
----------------------------------------------------------------------
FEE TABLE                                                         5
----------------------------------------------------------------------
ABOUT US                                                          7
----------------------------------------------------------------------
  Hartford Life Insurance Company                                 7
----------------------------------------------------------------------
  Separate Account Five                                           7
----------------------------------------------------------------------
  The Portfolios                                                  7
----------------------------------------------------------------------
CHARGES AND DEDUCTIONS                                           10
----------------------------------------------------------------------
YOUR POLICY                                                      12
----------------------------------------------------------------------
PREMIUMS                                                         14
----------------------------------------------------------------------
DEATH BENEFITS AND POLICY VALUES                                 15
----------------------------------------------------------------------
MAKING WITHDRAWALS FROM YOUR POLICY                              16
----------------------------------------------------------------------
LOANS                                                            17
----------------------------------------------------------------------
LAPSE AND REINSTATEMENT                                          17
----------------------------------------------------------------------
FEDERAL TAX CONSIDERATIONS                                       18
----------------------------------------------------------------------
LEGAL PROCEEDINGS                                                20
----------------------------------------------------------------------
OTHER MATTERS                                                    20
----------------------------------------------------------------------
GLOSSARY OF SPECIAL TERMS                                        21
----------------------------------------------------------------------
APPENDIX A: SPECIAL INFORMATION FOR POLICIES PURCHASED IN
  NEW YORK                                                       22
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4                                                HARTFORD LIFE INSURANCE COMPANY
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SUMMARY OF BENEFITS AND RISKS

BENEFITS OF YOUR POLICY

FLEXIBILITY -- The policy is designed to be flexible to meet your specific life insurance needs. You have the flexibility to choose your premium payment, settlement options and investment options.

RIGHT TO EXAMINE -- For a limited time, usually 10 days after you receive your life insurance policy, you may cancel it without paying a surrender charge. A longer period may be provided in certain states.

CASH VALUES -- Your policy has a cash value. The value of your policy will fluctuate with the performance of the underlying portfolios.

DEATH BENEFIT -- You designate a beneficiary who will receive the Death Benefit if you die while the policy is in force. The policy pays a minimum Death Benefit, called the "Face Amount." The actual Death Benefit may be larger than the Face Amount if the underlying portfolios of the policy perform well.

INVESTMENT OPTIONS -- Your policy offers a choice of investment options. You may transfer money among your investment options, subject to the restrictions described in this prospectus and the funds' prospectuses.

SURRENDERS -- At any time, you may surrender all or part of your policy. Each year you may surrender the greater of up to 10% of your premium payments or 100% of your Account Value minus premiums paid without being charged a surrender charge. (See "Risks of Your Policy" below)

LOANS -- You can take a loan on the policy. Your policy provides for two types of cash loans. Your policy secures the loans. Loans may not exceed 90% of the policy's cash value.

SETTLEMENT OPTIONS -- You may choose to receive surrender or death benefit proceeds over a period of time by using one of our settlement options.

WHAT DOES YOUR PREMIUM PAY FOR?

Your premium payment pays for insurance coverage, it acts as an investment in the Sub-Accounts, and it pays for sales charges, premium taxes and administrative fees.

RISKS OF YOUR POLICY

INVESTMENT PERFORMANCE -- The value of your policy will fluctuate with the performance of its underlying portfolios. Your investment options may decline in value, or they may not perform to your expectations. Your policy values in the Sub-Accounts are not guaranteed.

UNSUITABLE FOR SHORT-TERM SAVINGS -- The policy is designed for long-term financial planning. You should not purchase the policy if you will need your premium payment in a short time.

RISK OF LAPSE -- Your policy could terminate if the value of the policy becomes so low that it cannot support the policy's monthly charges and fees. If this occurs, we will notify you in writing. You will then have a 61-day grace period to pay additional amounts to prevent the policy from terminating.

LOANS -- Taking a loan from your policy may increase the risk that your policy will terminate, may have a permanent effect on the policy's Account Value, and may reduce the death benefit proceeds.

SURRENDER AND PARTIAL SURRENDERS -- You may have to pay tax on the money you take out and, if you take money out before you are 59 1/2 you may have to pay a federal income tax penalty.

TRANSFER LIMITATIONS -- We reserve the right to limit the size of transfers and to limit the number and frequency of transfers among your investment options.

ADVERSE TAX CONSEQUENCES -- Under current tax law, your Beneficiaries will receive the Death Benefit free of federal income tax. However, you may be required to pay federal income tax if you receive any loans, surrenders or other amounts from the policy, and you may also be subject to a 10% federal income penalty tax if you take money out prior to age 59 1/2.

HARTFORD LIFE INSURANCE COMPANY                                                5
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FEE TABLE

The following tables describe the MAXIMUM fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the maximum fees and expenses that you will pay at the time that you surrender the policy.

SURRENDER FEES

       CHARGE           WHEN CHARGE IS DEDUCTED                      AMOUNT DEDUCTED
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Surrender Charges      When you fully or          A percentage of the amount surrendered, not to exceed
                       partially surrender your   the premium payments, depending on the Policy Year, in
                       policy.                    which the premium payment was made.
                                                  The percentage is as follows:
                                                        Policy Year                  Percentage
                                                  ------------------------    -------------------------
                                                                         1                         7.5%
                                                                         2                         7.5%
                                                                         3                         7.5%
                                                                         4                           6%
                                                                         5                           6%
                                                                         6                           4%
                                                                         7                           4%
                                                                         8                           2%
                                                                         9                           2%
                                                                        10+                          0%
Unamortized Tax        Upon surrender or partial  A percentage of the Account Value depending on the
Charge                 surrender of the policy.   Policy Year the surrender takes place.
                                                  The percentage is as follows:
                                                        Policy Year                  Percentage
                                                  ------------------------    -------------------------
                                                                         1                        2.25%
                                                                         2                        2.00%
                                                                         3                        1.75%
                                                                         4                        1.50%
                                                                         5                        1.25%
                                                                         6                        1.00%
                                                                         7                        0.75%
                                                                         8                        0.50%
                                                                         9                        0.25%
                                                                        10+                       0.00%


       CHARGE          POLICIES FROM WHICH CHARGE IS DEDUCTED
---------------------
Surrender Charges      All, if the surrender is subject to a
                       charge.
Unamortized Tax        Only policies which elect Option 1.
Charge

The next table describes the MAXIMUM fees and expenses that you will pay periodically during the time that you own the policy, not including Portfolio fees and expenses.

ANNUAL CHARGES OTHER THAN PORTFOLIO OPERATING EXPENSES

CHARGE                  WHEN CHARGE IS DEDUCTED   AMOUNT DEDUCTED                    POLICIES FROM WHICH CHARGE IS DEDUCTED
Cost of Insurance       Monthly.                  Individualized depending on age,                    All
Charges                                           sex and other factors.
Mortality and Expense   Monthly.                  - Under Option 1: .90%                              All
Risk Charge                                       (annualized) of Sub-Account
                                                    Value in Policy Years 1-10 and
                                                    .50% (annualized) for Policy
                                                    Years 11 and beyond
                                                  - Under Option 2: .65%
                                                  (annualized) of Sub-Account
                                                    Value in Policy Years 1-10 and
                                                    .50% (annualized) for Policy
                                                    Years 11 and beyond
Tax Expense Charge      - Under Option 1:         - Under Option 1: .40%                              All
                        Monthly.                  (annualized) of Account Value
                        - Under Option 2:           for Policy Years 1-10
                        Receipt of Premium        - Under Option 2: 4% of each
                          Payment.                premium payment in all Policy
                                                    Years
Annual Maintenance      On Policy Anniversary     $30.00                             Only policies with an Account Value of
Fee                     Date or upon surrender                                       less than $50,000 on the Policy
                        of the policy.                                               Anniversary Date or date of surrender.
Administrative Charge   Monthly.                  .40% (annualized) of Sub-Account                    All
                                                  Value

6                                                HARTFORD LIFE INSURANCE COMPANY
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The next table describes the Portfolio fees and expenses that you will pay periodically during the time that you own the policy. More detail concerning each Portfolio's fees and expenses is contained in the prospectus for each Portfolio.


ANNUAL FUND OPERATING EXPENSES
AS OF THE FUND'S YEAR END
(as a percentage of average net assets)



                                                                                           TOTAL FUND
                                                                                 OTHER     OPERATING
                                                              MANAGEMENT FEES   EXPENSES    EXPENSES
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MORGAN STANLEY DEAN WITTER SELECT DIMENSIONS INVESTMENT
  SERIES:
Money Market Portfolio                                             0.50%         0.05%       0.55%
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North American Government Securities Portfolio (1)                 0.65%         0.35%       1.00%
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Diversified Income Portfolio                                       0.40%         0.07%       0.47%
-----------------------------------------------------------------------------------------------------
Balanced Growth Portfolio                                          0.60%         0.04%       0.64%
-----------------------------------------------------------------------------------------------------
Utilities Portfolio                                                0.65%         0.04%       0.69%
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Dividend Growth Portfolio                                          0.60%         0.03%       0.63%
-----------------------------------------------------------------------------------------------------
Value-Added Market Portfolio                                       0.50%         0.04%       0.54%
-----------------------------------------------------------------------------------------------------
Growth Portfolio                                                   0.80%         0.08%       0.88%
-----------------------------------------------------------------------------------------------------
American Opportunities Portfolio                                   0.61%         0.03%       0.64%
-----------------------------------------------------------------------------------------------------
Mid-Cap Equity Portfolio                                           0.75%         0.04%       0.79%
-----------------------------------------------------------------------------------------------------
Global Equity Portfolio                                            1.00%         0.06%       1.06%
-----------------------------------------------------------------------------------------------------
Developing Growth Portfolio                                        0.50%         0.06%       0.56%
-----------------------------------------------------------------------------------------------------
Emerging Markets Portfolio (1)                                     1.25%         0.29%       1.54%
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THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:
High Yield Portfolio (2)                                           0.50%         0.54%       1.04%
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Mid-Cap Value Portfolio (2)                                        0.75%         0.52%       1.27%
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Emerging Markets Debt Portfolio (2)                                0.80%         0.81%       1.61%
-----------------------------------------------------------------------------------------------------
Emerging Markets Equity Portfolio (2)                              1.25%         0.71%       1.96%
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Fixed Income Portfolio (2)                                         0.40%         0.49%       0.89%
-----------------------------------------------------------------------------------------------------
Active International Allocation Portfolio (2)                      0.80%         1.26%       2.06%
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VAN KAMPEN LIFE INVESTMENT TRUST:
Strategic Stock Portfolio (3)                                      0.50%         0.53%       1.03%
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Enterprise Portfolio                                               0.50%         0.10%       0.60%
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(1) Closed to new investments or transfers of existing Contract Values.



(2) The Management Fee and Other Expenses have been reduced to reflect a voluntary waiver of a portion or all of the Management Fee and the reimbursement of Other Expenses by the portfolio's adviser. The adviser may terminate this voluntary waiver at any time at its sole discretion. Including such reductions, expenses would be as follows:



                                                                                           TOTAL FUND
                                                                                 OTHER     OPERATING
PORTFOLIO                                                     MANAGEMENT FEES   EXPENSES    EXPENSES
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High Yield                                                         0.26%         0.54%       0.80%
-----------------------------------------------------------------------------------------------------
Mid-Cap Value                                                      0.53%         0.52%       1.05%
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Emerging Markets Debt                                              0.59%         0.81%       1.40%
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Emerging Markets Equity                                            1.09%         0.71%       1.80%
-----------------------------------------------------------------------------------------------------
Fixed Income                                                       0.21%         0.49%       0.70%
-----------------------------------------------------------------------------------------------------
Active International Allocation                                    0.00%         1.15%       1.15%
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(3) With respect to the Strategic Stock Portfolio, the investment adviser, Van Kampen Asset Management Inc. has voluntarily agreed to waive its investment advisory fees and to reimburse the Portfolios if such fees would cause their respective "Total Fund Operating Expenses" to exceed those set forth in the table above. Including the aforementioned reductions, it is estimated that "Management Fees", "Other Expenses" and "Total Fund Operating Expenses" for the Portfolios would be:



                                                                                           TOTAL FUND
                                                                                 OTHER     OPERATING
PORTFOLIO                                                     MANAGEMENT FEES   EXPENSES    EXPENSES
-----------------------------------------------------------------------------------------------------
Strategic Stock                                                    0.50%         0.16%       0.66%
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HARTFORD LIFE INSURANCE COMPANY                                                7
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ABOUT US

HARTFORD LIFE INSURANCE COMPANY

Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance, both individual and group, in all states of the United States and the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                               HARTFORD'S RATINGS


                                     EFFECTIVE DATE
           RATING AGENCY               OF RATING     RATING            BASIS OF RATING
------------------------------------------------------------------------------------------------
 A.M. Best and
 Company, Inc.                            4/1/00       A+    Financial performance
------------------------------------------------------------------------------------------------
 Standard & Poor's                        8/1/00      AA     Insurer financial strength
------------------------------------------------------------------------------------------------
 Fitch                                   12/1/00      AA+    Financial strength
------------------------------------------------------------------------------------------------


SEPARATE ACCOUNT FIVE

The Sub-Accounts are subdivisions of our separate account, called Separate Account Five. The Separate Account was established to keep your life insurance policy assets separate from our company assets. The investment performance of the Separate Account is independent from the investment performance of Hartford's other assets. Hartford's other assets are utilized to pay our insurance obligations under the policy. Your assets in the Separate Account are held exclusively for your benefit and the benefit of other policy owners and may not be used for any other liability of Hartford. Separate Account Five was established on July 25, 1994 under the laws of Connecticut.

THE PORTFOLIOS

The underlying investment for the Contracts are shares of the portfolios of Morgan Stanley Dean Witter Select Dimensions Investment Series, The Universal Institutional Funds, Inc., and Van Kampen Life Investment Trust, all open-ended management investment companies. The underlying portfolios corresponding to each Sub-Account and their investment objectives are described below. Hartford reserves the right, subject to compliance with the law, to offer additional portfolios with differing investment objectives. The portfolios may not be available in all states.

We do not guarantee the investment results of any of the underlying portfolios. Since each underlying portfolio has different investment objectives, each is subject to different risks. These risks and the portfolio's expenses are more fully described in the accompanying Funds' prospectuses and the Statements of Additional Information. The Funds' prospectuses should be read in conjunction with this Prospectus before investing.


The Funds may not be available in all states.



The investment goals of each of the Funds are as follows:


MORGAN STANLEY DEAN WITTER SELECT DIMENSIONS INVESTMENT SERIES:

MONEY MARKET PORTFOLIO -- Seeks high current income, preservation of capital and liquidity by investing in the following money market instruments: U.S. Government securities, obligations of U.S. regulated banks and savings institutions having total assets of more than $1 billion, or less than $1 billion if such are fully federally insured as to principal (the interest may not be insured), repurchase agreements and high grade corporate debt obligations maturing in thirteen months or less.

NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO (EFFECTIVE SEPTEMBER 7, 1999, CLOSED TO NEW INVESTMENTS OR TRANSFERS OF EXISTING CONTRACT VALUES) -- Seeks to earn a high level of current income while maintaining relatively low volatility of principal, by investing primarily in investment grade fixed-income securities issued or guaranteed by the U.S., Canadian or Mexican governments.

DIVERSIFIED INCOME PORTFOLIO -- Seeks, as a primary objective, to earn a high level of current income and, as a secondary objective, to maximize total return, but only to the extent consistent with its primary objective, by equally allocating its assets among three separate groupings of fixed-income securities. Up to one-third of the securities in which the Diversified Income Portfolio may invest will include securities rated Baa/BBB or lower. See the Special Considerations for investments for high yield securities disclosed in the Fund's prospectus.

BALANCED GROWTH PORTFOLIO -- Seeks to provide capital growth with reasonable current income by investing, under normal market conditions, at least 60% of its total assets in a diversified portfolio of common stocks of companies which have a record of paying dividends and, in the opinion of the Investment Manager, have the potential for increasing dividends and in securities convertible into common stock, and at least 25% of its total assets in investment grade fixed-income (fixed-rate and adjustable-rate) securities such as corporate notes and bonds and obligations issued or guaranteed by the U.S. Government, its agencies and its instrumentalities.

UTILITIES PORTFOLIO -- Seeks to provide both capital appreciation and current income.


DIVIDEND GROWTH PORTFOLIO -- Seeks to provide reasonable current income and long-term growth of income and capital by investing primarily in common stock of companies with a record of paying dividends and the potential for increasing dividends.



VALUE-ADDED MARKET PORTFOLIO -- Seeks to achieve a high level of total return on its assets through a combination of capital appreciation and current income, by investing, on an equally-weighted basis, in a diversified portfolio of common stocks of the companies which are represented in the Standard & Poor's 500

8                                                HARTFORD LIFE INSURANCE COMPANY
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Composite Stock Price Index. The Portfolio's investment manager will adjust the Portfolio's investment securities at least annually to maintain an approximate equal weighting of each S&P 500 stock.



GROWTH PORTFOLIO -- Seeks long-term growth of capital by investing primarily in common stocks and securities convertible into common stocks issued by domestic and foreign companies having stock market values or capitalizations of at least $1 billion.



AMERICAN OPPORTUNITIES PORTFOLIO -- Seeks long-term capital growth consistent with an effort to reduce volatility, by investing principally in common stock of companies in industries which, at the time of the investment, are believed to have attractive earnings growth potential and that the investment manager believes will have the relative earnings growth potential over the projected economic outlook.


MID-CAP EQUITY PORTFOLIO (FORMERLY NAMED MID-CAP GROWTH PORTFOLIO) -- Seeks long-term capital growth by investing primarily in equity securities of medium sized companies (that is, companies whose equity market capitalization falls within the range of companies comprising the S&P 400 Index).

GLOBAL EQUITY PORTFOLIO -- Seeks to obtain total return on its assets primarily through long-term capital growth and, to a lesser extent, from income, through investments in all types of common stocks and equivalents (such as convertible securities and warrants), preferred stocks and bonds and other debt obligations of domestic and foreign companies, governments and international organizations.

DEVELOPING GROWTH PORTFOLIO -- Seeks long-term capital growth by investing primarily in common stocks of smaller and medium-sized companies that, in the opinion of the Investment Manager, have the potential for growing more rapidly than the economy and which may benefit from new products or services, technological developments or changes in management.

EMERGING MARKETS PORTFOLIO (EFFECTIVE SEPTEMBER 7, 1999, CLOSED TO NEW INVESTMENTS OR TRANSFERS OF EXISTING CONTRACT VALUES) -- Seeks long-term capital appreciation by investing primarily in equity securities of companies in emerging market countries. The Emerging Markets Portfolio may invest up to 35% of its total assets in high risk fixed-income securities that are rated below investment grade or are unrated (commonly referred to as "junk bonds"). See the Special Considerations for investments in high yield securities disclosed in the Fund's prospectus.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:


HIGH YIELD PORTFOLIO -- Seeks above-average total return over a market cycle of three to five years by investing primarily in high yield securities (commonly referred to as "junk bonds"). The Portfolio also may invest in investment grade fixed income securities, including U.S. Government securities, corporate bonds and mortgage securities. The Portfolio may invest to a limited extent in foreign fixed income securities, including emerging market securities.



MID CAP VALUE PORTFOLIO -- Seeks above-average total return over a market cycle of three to five years by investing in common stocks of companies with capitalizations in the range of companies included in the S&P MidCap 400 Index. The Portfolio purchases stocks that typically do not pay dividends.


EMERGING MARKETS DEBT PORTFOLIO -- Seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers located in emerging market countries. The Investment Adviser seeks high total return by investing in a portfolio of emerging market debt that offers low correlation to many other asset classes. Using macroeconomic and fundamental analysis, the Investment Adviser seeks to identify developing countries that are undervalued and have attractive or improving fundamentals. After the country allocation is determined, the sector and security selection is made within each county.


EMERGING MARKETS EQUITY PORTFOLIO -- Seeks long-term capital appreciation by investing primarily in growth oriented equity securities of issuers in emerging market countries. The Investment Adviser seeks to maximize returns by investing in growth-oriented equity securities in emerging markets. The Investment Adviser's investment approach combines top-down country allocation with bottom-up stock selection. Investment selection criteria include attractive growth characteristics, reasonable valuations and managements with a strong shareholder value orientation.



FIXED INCOME PORTFOLIO -- Seeks above-average total return over a market cycle of three to five years by investing primarily in a diversified mix of dollar denominated investment grade fixed income securities, particularly U.S. Government, corporate and mortgage securities. The Portfolio ordinarily will maintain an average weighted maturity in excess of five years. The Portfolio may invest opportunistically in non-dollar denominated securities and in high yield securities (commonly referred to as "junk bonds").



ACTIVE INTERNATIONAL ALLOCATION PORTFOLIO -- Seeks long-term capital appreciation by investing primarily in accordance with country and sector weightings determined by the investment adviser in equity securities of non-U.S. issuers which, in the aggregate, replicate broad-market indices. The Investment Adviser seeks to maintain a diversified portfolio of international equity securities based on a top-down approach that emphasizes country and sector selection and weighting rather than individual stock selection. The Investment Adviser capitalizes on the significance of country and sector selection in international equity portfolio returns by over and underweighting countries and/or sectors based on three factors: (i) valuation; (ii) fundamental change; and (iii) market momentum/technicals.


VAN KAMPEN LIFE INVESTMENT TRUST:

STRATEGIC STOCK PORTFOLIO -- Seeks an above average total return through a combination of potential capital appreciation and dividend income, consistent with the preservation of invested capital. Under normal market conditions, the Portfolio's investment adviser seeks to achieve the investment objectives by

HARTFORD LIFE INSURANCE COMPANY                                                9
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investing in a portfolio of high dividend yielding equity securities of companies included in the Dow Jones Industrial Average or in the Morgan Stanley Capital International USA Index.

ENTERPRISE PORTFOLIO -- Seeks capital appreciation through investments in securities believed by the Portfolio's investment adviser to have above average potential for capital appreciation.

THE INVESTMENT ADVISERS


Morgan Stanley Dean Witter Advisors Inc. ("MSDW Advisors"), a Delaware Corporation, whose address is Two World Trade Center, New York, New York 10048, is the Investment Manager for the Money Market Portfolio, the North American Government Securities Portfolio, the Diversified Income Portfolio, the Balanced Growth Portfolio, the Utilities Portfolio, the Dividend Growth Portfolio, the Value-Added Market Portfolio, the Growth Portfolio, the American Opportunities Portfolio, the Mid-Cap Equity Portfolio, the Global Equity Portfolio, the Developing Growth Portfolio, and the Emerging Markets Portfolio of the Morgan Stanley Dean Witter Select Dimensions Investment Series (the "Morgan Stanley Dean Witter Portfolios"). MSDW Advisors was incorporated in July, 1992 and is a wholly-owned subsidiary of Morgan Stanley Dean Witter & Co. ("MSDW")


MSDW Advisors provides administrative services, manages the Morgan Stanley Dean Witter Portfolios' business affairs and manages the investment of the Morgan Stanley Dean Witter Portfolios' assets, including the placing of orders for the purchase and sales of portfolio securities. MSDW Advisors has retained Morgan Stanley Dean Witter Services Company Inc., its wholly-owned subsidiary, to perform the aforementioned administrative services for the Morgan Stanley Dean Witter Portfolios. For its services, the Morgan Stanley Dean Witter Portfolios pay MSDW Advisors a monthly fee. See the accompanying Fund prospectus for a more complete description of MSDW Advisors and the respective fees of the Morgan Stanley Dean Witter Portfolios.

With regard to the North American Government Securities Portfolio, the Mid-Cap Equity Portfolio and the Emerging Markets Portfolio, TCW Investment Management Company ("TCW"), under a Sub-Advisory Agreement with MSDW Advisors, provides these Portfolios with investment advice and portfolio management, in each case subject to the overall supervision of the MSDW Advisors. TCW's address is 865 South Figueroa Street, Suite 1800, Los Angeles, California 90017.


With regard to the Growth Portfolio, Morgan Stanley Dean Witter Investment Management Inc. ("MSDW Investment Management"), under a Sub-Advisory Agreement with MSDW Advisors, provides the Growth Portfolio with investment advice and portfolio management, subject to the overall supervision of MSDW Advisors. MSDW Investment Management, like MSDW Advisors, is a wholly-owned subsidiary of MSDW. MSDW Investment Management's address is 1221 Avenue of the Americas, New York, New York 10020.


In addition to acting as the Sub-Adviser for the Growth Portfolio, MSDW Investment Management, pursuant to an Investment Advisory Agreement with The Universal Institutional Funds, Inc., is the investment adviser for the Emerging Markets Debt Portfolio, Emerging Markets Equity Portfolio and Active International Allocation Portfolio. As the investment adviser, MSDW Investment Management, provides investment advice and portfolio management services for the Emerging Markets Debt, Emerging Markets Equity and Active International Allocation Portfolios, subject to the supervision of The Universal Institutional Fund's Board of Directors.

The investment adviser for the High Yield Portfolio, Fixed Income Portfolio, and the Mid Cap Value Portfolio is Miller Anderson & Sherrerd, LLP ("MAS"). MAS is a Pennsylvania limited liability partnership founded in 1969 with its principal offices at One Tower Bridge, West Conshohocken, Pennsylvania 19428. MAS provides investment advisory services to employee benefit plans, endowment portfolios, foundations and other institutional investors and has served as an investment adviser to several open-end investment companies. MAS is an indirect wholly-owned subsidiary of MSDW.


The Investment Adviser with respect to the Strategic Stock Portfolio and the Enterprise Portfolio is Van Kampen Asset Management Inc., a wholly owned subsidiary of Van Kampen Investments Inc. Van Kampen Investments Inc. is an indirect wholly owned subsidiary of MSDW. Van Kampen Investments Inc. is a diversified asset management company with more than two million retail investor accounts, extensive capabilities for managing institutional portfolios, and more than $90 billion under management or supervision as of December 31, 2001. Van Kampen Investments Inc.'s more than 50 open-end and 39 closed-end funds and more than 2,700 unit investment trusts are professionally distributed by leading authorized dealers nationwide.



We filed an application with the Securities and Exchange Commission in August 2000 seeking an order approving the following substitution of shares:



- Shares of the Fixed Income Portfolio of The Universal Institutional Funds, Inc. for shares of the North American Government Securities Portfolio of the Morgan Stanley Dean Witter Select Dimensions Investment Series, and



- Shares of the Emerging Markets Equity Portfolio of The Universal Institutional Funds, Inc. for shares of the Emerging Markets Portfolio of the Morgan Stanley Dean Witter Select Dimensions Investment Series.



To the extent required by law, we will also obtain approvals of these substitutions from the state insurance regulators in certain jurisdictions. If these approvals are granted, the North American Government Securities Sub-Account and the Emerging Markets Sub-Account will no longer be investment options under the Contracts.



The investment objectives of the Fixed Income Portfolio and Emerging Markets Equity Portfolio are summarized below. Contract owners and prospective purchasers should carefully read each Fund's prospectus.



Until the date of the proposed substitutions, each Contract owner is permitted to make one transfer of all Contract Value

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invested in either of the affected Sub-Accounts to another Sub-Account without that transfer counting as a "free" transfer permitted under a Contract. Also, we will not exercise any rights reserved under the Contracts to impose additional restrictions on transfers until at least thirty (30) days after the proposed substitutions occur.



If the proposed substitutions are carried out, each Contract owner affected by the substitution will be sent a written notice informing them that the substitutions were carried out and that they may make one transfer of all amounts under a Contract invested in any one of the affected Sub-Accounts on the date of the notice to another Sub-Account without that transfer counting as a "free" transfer permitted under a Contract.


MIXED AND SHARED FUNDING -- Shares of the Portfolios may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of policy owners, owners of other policies or owners of variable annuity contracts with values allocated to one or more of these other separate accounts investing in any one of the Portfolios. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Portfolios from the Separate Account or replacing the Portfolio with another underlying Portfolio. There are certain risks associated with mixed and shared funding, as disclosed in the Funds' prospectus.

VOTING RIGHTS -- We are the legal owners of all Portfolio shares held in the Separate Account and we have the right to vote at the Portfolio's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Portfolio shareholders' meeting if the shares held for your policy may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Portfolio shares held for your policy.

- Arrange for the handling and tallying of proxies received from policy owners.

- Vote all Portfolio shares attributable to your policy according to instructions received from you, and

- Vote all Portfolio shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Portfolio shares on our own, we may decide to do so. You may attend any Shareholder Meeting at which shares held for your policy may be voted. After we begin to make annuity payouts to you, the number of votes you have will decrease.

ADMINISTRATIVE SERVICES -- Hartford has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Hartford provides administrative services and the Funds pay a fee to Hartford that is usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family.

CHARGES AND DEDUCTIONS
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The deductions or charges associated with this policy are subtracted, depending on the type of deduction or charge, from premium payments as they are made, upon surrender or partial surrender of the policy, on the Policy Anniversary Date or on a monthly pro rated basis from each Sub-Account ("Deduction Amount").

Deductions are taken from premium payments before allocations to the Sub-Accounts are made.

Deduction Amounts are subtracted on the Policy Date and on each Monthly Activity Date after the Policy Date to cover charges and expenses incurred in connection with a policy.

Each Deduction Amount will be subtracted pro rata from each Sub-Account so that the proportion of Account Value of the policy attributable to each Sub-Account remains the same before and after the deduction. The Deduction Amount will vary from month to month. If the Cash Surrender Value is not sufficient to cover a Deduction Amount due on any Monthly Activity Date, the policy may lapse. See "Lapse and Reinstatement".

The deductions and charges associated with your policy are listed below.

COST OF INSURANCE CHARGE -- The cost of insurance charge covers Hartford's anticipated mortality costs for standard and substandard risks. Current cost of insurance rates are lower after the tenth Policy Year and are based on whether 100%, 90% or 80% of the Guideline Single Premium has been paid. The current cost of insurance charge will not exceed the guaranteed cost of insurance charge. The guaranteed cost of insurance charge is a guaranteed maximum monthly rate, multiplied by the Coverage Amount on the Policy Date or any Monthly Activity Date. A table of guaranteed maximum cost of insurance rates per $1,000 will be included in each Policy; however, Hartford reserves the right to use rates less than those shown in the Table. For standard risks that require full underwriting, the guaranteed maximum cost of insurance rate is 100% of the 1980 Commissioner's Standard Ordinary Smoker/Nonsmoker Sex Distinct Age Last Birthday Mortality Table (1980 CSO Table). For standard risks eligible for simplified underwriting, the guaranteed cost of insurance rate is 125% of the 1980 CSO table through age 90, grading to 100% of the 1980 CSO Table at age 100. Substandard risks will be assessed a higher guaranteed maximum cost of insurance rate that will not exceed rates based on a multiple of the 1980 CSO Table. The multiple will be based on

HARTFORD LIFE INSURANCE COMPANY                                               11
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the Insured's substandard rating. Unisex rates may be required in some states.

Your Coverage Amount is first set on the date we issue your policy and then on each Monthly Activity Date. The Coverage Amount is the Death Benefit minus the Account Value. There is a Minimum Coverage Amount. It is a stated percentage of the Account Value of the policy determined on each Monthly Activity Date. The percentages vary according to the attained age of the Insured.

EXAMPLE:

Face Amount = $100,000
Account Value on the Monthly Activity Date = $70,000
Insured's attained age = 60
Minimum Coverage Amount percentage for age 60 = 30%

On the Monthly Activity Date, the Coverage Amount is $30,000. This is calculated by subtracting the Account Value on the Monthly Activity Date ($70,000) from the Face Amount ($100,000), subject to a possible Minimum Coverage Amount adjustment. This Minimum Coverage Amount is determined by taking a percentage of the Account Value on the Monthly Activity Date. In this case, the Minimum Coverage Amount is $21,000 (30% of $70,000). Since $21,000 is less than the Face Amount less the Account Value ($30,000), no adjustment is necessary. Therefore, the Coverage Amount will be $30,000.

Assume that the Account Value in the above example was $90,000. The Minimum Coverage Amount would be $27,000 (30% of $90,000). Since this is greater than the Face Amount less the Account Value ($10,000), the Coverage Amount for the Policy Month is $27,000. (For an explanation of the Death Benefit, see "Death Benefit and Policy Values".)

Because the Account Value and, as a result, the Coverage Amount under a policy may vary from month to month, the cost of insurance charge may also vary on each Monthly Activity Date.

POLICY OWNER OPTIONS

You, at the time the policy is issued, will elect one of two options described below to pay charges relating to CERTAIN TAXES AND MORTALITY AND EXPENSE RISK CHARGES. The option selected by you may affect your Account Value.

OPTION 1 -- ASSET-BASED CHARGES -- Under this payment option, you will pay:

MORTALITY AND EXPENSE RISK CHARGE -- For assuming mortality and expense risks under the policy, we deduct monthly from Sub-Account Value for Policy Years 1 through 10 a charge equal to an annual rate of 0.90%. In Policy Years 11 and beyond, the charge drops to an annual rate of 0.50%. The mortality and expense risk charge is broken into charges for mortality risks and for expense risks:

MORTALITY RISK -- The mortality risk we assume is that the cost of insurance charges specified in the policy will be insufficient to pay claims. We also assume a risk that the Death Proceeds will exceed: (1) the Coverage Amount on the date of death; and (2) your policy's Account Value on the date we receive written notice of death.

EXPENSE RISK -- The expense risk we assume is that expenses we incur in issuing and administering your policy will exceed the administrative charges.

We may profit from the mortality and expense risk charge and may use any profits for any proper purpose, including any difference between the cost we incur in distributing the policies and the proceeds of the Surrender Charge. The mortality and expense risk charge is deducted while the policy is in force, including the duration of a settlement option.

TAX EXPENSE CHARGE -- During the first ten years of your policy, we deduct a monthly charge equal to an annual rate of 0.40% from your Account Value. This tax expense charge compensates us for certain expenses including:

- Premium taxes imposed by various states and local jurisdictions.

A premium tax deduction of 0.25% of the Account Value is deducted over ten Policy Years and approximates our average expenses for state and local premium taxes. Premium taxes vary, ranging from zero to more than 4.0%. The premium tax deduction is made whether or not any premium tax applies. The deduction may be higher or lower than the premium tax imposed. However, we do not expect to make a profit from this deduction.

- The cost of the capitalization of certain policy acquisition expenses under
  Section 848 of the Internal Revenue Code.

During your first ten Policy Years, we deduct a charge of 0.15% of Account Value. This charge helps reimburse us for the approximate expenses we incur from federal taxes we pay under Section 848 of the Internal Revenue Code.

UNAMORTIZED TAX CHARGE -- Under Option 1, during the first nine Policy Years, an Unamortized Tax charge is imposed on surrender or partial surrenders. The Unamortized Tax charge is shown below, as a percentage of amount surrendered, during each Policy Year:

POLICY YEAR    RATE
-------------------------
 1            2.25%
-------------------------
 2            2.00%
-------------------------
 3            1.75%
-------------------------
 4            1.50%
-------------------------
 5            1.25%
-------------------------
 6            1.00%
-------------------------
 7            0.75%
-------------------------
 8            0.50%
-------------------------
 9            0.25%
-------------------------
 10+          0.00%
-------------------------

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After the ninth Policy Year, no Unamortized Tax charge will be imposed.

OPTION 2 -- FRONTED CHARGES -- Under this option, you will pay:

MORTALITY AND EXPENSE RISK CHARGE -- For assuming mortality and expense risks under the policy, we will deduct monthly from Sub-Account Value for Policy Years 1 through 10 a charge equal to an annual rate of 0.65%. In Policy Years 11 and beyond, the charge drops to an annual rate of 0.50%. The mortality and expense risk charge is broken into charges for mortality risks and for expense risks:

MORTALITY RISK -- The mortality risk we assume is that the cost of insurance charges specified in the policy will be insufficient to pay claims. We also assume a risk that your policy's Death Benefit will exceed: (1) the Coverage Amount on the date of death; and (2) your policy's Account Value on the date we receive written notice of death.

EXPENSE RISK -- The expense risk we assume is that expenses we incur in issuing and administering the Policies will exceed the administrative charges set in the policy.

TAX EXPENSE CHARGE -- We deduct a charge equal to 4.0% from all premium payments. This charge compensates us for certain expenses including:
- Premium taxes imposed by various states and local jurisdictions.

A premium tax deduction of 2.5% of premium approximates our average expenses for state and local premium taxes. Premium taxes vary, ranging from zero to more than 4.0%. The premium tax deduction is made whether or not any premium tax applies. The deduction may be higher or lower than the premium tax imposed. However, we do not expect to make a profit from this deduction.

- The cost of the capitalization of certain policy acquisition expenses under
  Section 848 of the Internal Revenue Code.

The charge of 1.5% of premium payments helps reimburse us for the approximate expenses we incur from federal taxes we pay under Section 848 of the Internal Revenue Code.

This Option may not be available in all states.

OTHER CHARGES

ANNUAL MAINTENANCE FEE -- The annual maintenance fee is a flat fee that is deducted from your Account Value to reimburse us for expenses relating to the maintenance of the policy. The annual $30 charge is deducted on a Policy Anniversary or when the policy is fully surrendered if the Account Value at either of those times is less than $50,000. We reserve the right to waive the annual maintenance fee under other conditions.

ADMINISTRATIVE CHARGE -- We will deduct a monthly administrative charge from Sub-Account Value equal to an annual rate of 0.40%. This charge compensates us for expenses incurred in the administration of the Separate Account and the policy.

SURRENDER CHARGE -- We may charge you a Surrender Charge when you surrender amounts invested in your policy. We assess a Surrender Charge on amounts surrendered in any Policy Year that exceed the greater of 10% of the premiums you have paid into your policy or 100% of your Account Value minus premiums paid. If the amount you paid has been in your policy:

x  For Policy Years 1, 2 and 3, the charge is 7.5%.

x  For Policy Years 4 and 5, the charge is 6%.

x  For Policy Years 6 and 7, the charge is 4%.

x  For Policy Years 8 and 9, the charge is 2%.

x  For Policy Years 10 and beyond, the charge is 0%.

In determining the Surrender Charge, any surrender or partial surrender during the first ten Policy Years will first come from premiums paid and then from earnings. If an amount equal to all premiums paid has been withdrawn, no Surrender Charge will be assessed on the remaining Account Value.

The Surrender Charge is imposed to cover a portion of the sales expense incurred by us in distributing the Policies. This expense includes commissions, advertising and the printing of prospectuses.

CHARGES AGAINST THE PORTFOLIOS -- The Separate Account purchases shares of the Portfolios at net asset value. The net asset value of the Portfolio shares reflects investment advisory fees and administrative expenses already deducted from the assets of the Portfolios. These charges are described in the Funds' prospectuses accompanying this Prospectus.

YOUR POLICY
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POLICY RIGHTS

POLICY OWNER, OR "YOU" -- As long as your policy is in force, you may exercise all rights under the policy while the Insured is alive and a beneficiary has not been irrevocably named.

BENEFICIARY -- You name the beneficiary in the application for the policy. You may change the beneficiary (unless irrevocably named) during the Insured's lifetime by written request to us. If no beneficiary is living when the Insured dies, the Death Proceeds will be paid to the policy owner if living; otherwise to the policy owner's estate.

ASSIGNMENT -- You may assign your policy as collateral for a loan or other obligation. Until you notify us in writing, we are not responsible for any payment made or action taken. We are not responsible for the validity of any assignment.

HARTFORD LIFE INSURANCE COMPANY                                               13
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STATEMENTS TO POLICY OWNERS -- We will send you a statement at least once each year, showing:

- the current Account Value, Cash Surrender Value and Face Amount;

- the premiums paid, monthly deduction amounts and any loans since your last statement;

- the amount of any Indebtedness;

- any notifications required by the provisions of your policy; and

- any other information required by the Insurance Department of the state where your policy was delivered.

LIMIT ON RIGHT TO CONTEST -- During the Insured's lifetime, we may not contest the validity of the policy after it has been in force for two years from the date we issue the policy. If the policy is reinstated, the two-year period is measured from the date of reinstatement. Any increase in the Coverage Amount as a result of a premium payment is contestable for two years from its effective date. In addition, if the Insured commits suicide within two years from the date we issue the policy, or such period as specified in state law, the benefit payable will be limited to the Account Value minus any Indebtedness.


MISSTATEMENT AS TO AGE OR SEX -- If the age or sex of the Insured is incorrectly stated, the Death Benefit will be appropriately adjusted as specified in the policy.


POLICY LIMITATIONS

DIVIDENDS -- No dividends will be paid under the policy.

TRANSFERS OF ACCOUNT VALUE -- While the policy remains in force, and subject to our transfer rules then in effect, you may request that part or all of the Account Value of a particular Sub-Account be transferred to other Sub-Accounts. We reserve the right to restrict the number of these transfers to no more than 12 per Policy Year, with no two transfers being made on consecutive Valuation Days. However, there are no restrictions on the number of transfers at the present time.

Transfers may be made by written request or by calling us toll free 1-800-231-5453. Transfers by telephone may be made by the agent of record or by an attorney-in-fact pursuant to a power of attorney. Telephone transfers may not be permitted in some states. Hartford, its agents or affiliates will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The procedures we follow for transactions initiated by telephone include requirements that callers provide certain information for identification purposes. All transfer instructions received by telephone are tape-recorded. We will send you a confirmation of the transfer within five days from the date of any transfer.

It is your responsibility to verify the accuracy of all confirmations and to promptly advise us of any inaccuracies within 30 days of receipt.

CHANGES TO POLICY OR SEPARATE ACCOUNT

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF PORTFOLIOS -- We reserve the right, subject to any applicable law, to make certain changes to the Portfolios offered under your policy. We may, in our sole discretion, establish new Portfolios. New Portfolios will be will be made available to existing policyholders as we determine appropriate. We may also close one or more Portfolios to additional payments or transfers from existing Sub-Accounts.

We reserve the right to eliminate the shares of any of the Portfolios for any reason and to substitute shares of another registered investment company for the shares of any Portfolio already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company Act of 1940 (the "1940 Act"), substitutions of shares attributable to your interest in a Portfolio will not be made until we have the approval of the Commission and we have notified you of the change.

In the event of any change, we may, by appropriate endorsement, make any changes in the policy necessary or appropriate to reflect the modification. If we decide that it is in the best interest contracts owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

SEPARATE ACCOUNT TAXES -- Currently, there is no charge for federal income taxes that may be attributable to the Separate Account. However, we reserve the right to make such a charge in the future. Charges for other taxes, if any, attributable to the Separate Account may also be made.

OTHER BENEFITS OF YOUR POLICY

LAST SURVIVOR POLICIES -- The Policies are offered on both a single life and a "last survivor" basis. Currently, only single life policies are available in the state of New York. Policies sold on a last survivor basis operate in a manner almost identical to the single life version. The most important difference is that the last survivor policy involves two Insureds and the Death Proceeds are paid on the death of the last surviving Insured. The other significant differences between the last survivor and single life versions are listed below.

- The cost of insurance charges under the last survivor policies are determined in a manner that reflects the anticipated mortality of the two Insureds and the fact that the Death Benefit is not payable until the death of the second Insured. See the last survivor illustrations in "Statement of Additional Information."

- To qualify for simplified underwriting under a last survivor policy, both Insureds must meet the simplified underwriting standards.

- For a last survivor policy to be reinstated, both Insureds must be alive on the date of reinstatement.

- The policy provisions regarding misstatement of age or sex, suicide and incontestability apply to either Insured.

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- The younger Insured's attained age is used to calculate the Minimum Death Benefit to ensure that the policy continues to qualify as life insurance.

- Additional tax disclosures applicable to last survivor policies are provided in "Federal Tax Considerations."

PREMIUMS
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APPLICATION FOR A POLICY -- To purchase a policy you must submit an application to us. A policy will be issued only on the lives of Insureds age 90 and under who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason. If your application for a policy is rejected, then your initial premium payment will be returned along with an additional amount for interest, based on the current rate being credited by us. Other than those described in this prospectus, no change in the terms or conditions of a policy will be made without your consent. Generally, the minimum initial premium we accept is $10,000. We may accept less than $10,000 under certain circumstances.

Your policy is effective after we receive all outstanding delivery requirements and receive your initial premium. The date your policy becomes effective is called the Policy Date. This date is the date used to determine all future cyclical transactions on your policy. The Policy Date may be prior to, or the same as, the date your policy is issued ("Issue Date").

If your Coverage Amount is over then current limits established by us, we will not accept your initial premium payment with your application. In other cases where we receive the initial payment with the application, we will provide fixed conditional insurance during underwriting according to the terms of conditional receipt established by us. The fixed conditional insurance will be the insurance applied for, up to a maximum that varies by age. If no fixed conditional insurance was in effect, then on policy delivery we will require a sufficient payment to place the insurance in force.

PREMIUM PAYMENTS -- You pay a single premium and, subject to restrictions, additional premiums. You may choose a minimum initial premium of 80%, 90% or 100% of the Guideline Single Premium (based on the Face Amount).

UNDERWRITING RULES OF YOUR POLICY

- Under current underwriting rules, which are subject to change, if you are between ages 35 and 80, you may be eligible for simplified underwriting without a medical examination if you meet simplified underwriting standards.

- If you are below age 35 or above age 80, or do not meet simplified underwriting eligibility, full underwriting applies, except that substandard underwriting applies only in those cases that represent substandard risks according to customary underwriting guidelines.

Your policy allows for additional premium payments so long as the additional premiums do not cause the policy to fail to meet the definition of a life insurance policy under Section 7702 of the Code. The amount and frequency of additional premium payments will affect the Cash Value and the amount and duration of insurance. We may require evidence of insurability for any additional premiums that increase the Coverage Amount. Premiums, which do not meet the tax qualification guidelines for life insurance under the Internal Revenue Code, will not be applied to your policy.

ALLOCATION OF PREMIUMS -- Within three business days of receipt of your completed application and your initial premium payment at our Home Office, we allocate your entire premium payment to the Money Market Sub-Account.

We will then allocate the Account Value in the Money Market Sub-Account to the Sub-Accounts according to the premium allocations you specify in your policy application. The allocation is made upon the expiration of the right to examine policy period, or the date we receive the final requirement to put the policy in force, whichever is later.

ACCUMULATION UNITS -- The premiums you allocate to the Sub-Accounts are used to purchase Accumulation Units in such Sub-Accounts. We determine the number of Accumulation Units of each Sub-Account by dividing the amount of premium you have allocated to the Sub-Account by the accumulation unit value of that particular Sub-Account.

ACCUMULATION UNIT VALUES -- The accumulation unit value for each Sub-Account varies to reflect the investment experience of the applicable underlying Portfolio. To determine the current accumulation unit value, we take the prior Valuation Day's accumulation unit value and multiply it by the Net Investment Factor for the Valuation Period then ended.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share of each Portfolio held in the Sub-Account at the end of the current Valuation Period; divided by

- The net asset value per share of each Portfolio held in the Sub-Account at the beginning of the Valuation Period.

You should refer to the Fund's prospectuses accompanying this Prospectus for a description of how the assets of each Portfolio are valued, since these determinations have a direct bearing on the Accumulation Unit Value of the Sub-Account and therefore the Account Value of a policy.

All valuations in connection with a policy, will be made on the date your request or payment is received by us before the close of the New York Stock Exchange on any Valuation Day at our Home Office. Otherwise a valuation will be made on the next date which is a Valuation Day.

HARTFORD LIFE INSURANCE COMPANY                                               15
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ACCOUNT VALUE -- Each policy has an Account Value. There is no minimum guaranteed Account Value. A policy's Account Value equals the policy's value in all of the Sub-Accounts and any amounts in the Loan Account.

The Account Value of your policy is related to the net asset value of the Portfolios to which your have allocated your premiums. The Account Value on any Valuation Day is calculated by multiplying the number of Accumulation Units by the Accumulation Unit Value and then totaling the results for all the Sub-Accounts. The Account Value of a policy changes on a daily basis and is computed on each Valuation Day. Therefore, your Account Value varies to reflect the investment performance of the underlying Portfolios, the value of the Loan Account and the monthly Deduction Amounts.

SUSPENSION OF VALUATION, PAYMENTS AND TRANSFERS -- We will suspend all procedures requiring valuation (including transfers, surrenders and loans) when:

- the New York Stock Exchange is closed;

- trading on the New York Stock Exchange is restricted by the SEC;

- the SEC permits and orders postponement; or

- the SEC determines that an emergency exists to restrict valuation.

DEATH BENEFITS AND POLICY VALUES
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DEATH BENEFIT -- While in force, your policy provides for the payment of the Death Proceeds to the beneficiary when the Insured under the policy dies. You must notify us in writing as soon as possible after the death of the Insured. The Death Proceeds payable to the beneficiary equal the Death Benefit less any loans outstanding.

We will pay interest of at least 3 1/2% per year on the Death Proceeds from the date of the Insured's death to the date payment is made or a settlement option is elected. At such times, the proceeds are not subject to the investment experience of the Separate Account.

The Death Benefit equals the greater of:

- the Face Amount; or

- the Account Value multiplied by a specified percentage.

The percentage varies according to the attained age of the Insured and is specified in the policy. Therefore, an increase in Account Value may increase the Death Benefit. However, because the Death Benefit will never be less than the Face Amount, a decrease in Account Value may decrease the Death Benefit but never below the Face Amount. This is illustrated in the following examples:

EXAMPLES:

                                    A          B
--------------------------------------------------------
 Face Amount                     $100,000   $100,000
--------------------------------------------------------
 Account Value                         40         40
--------------------------------------------------------
 Account Value on Date of Death  $ 46,500   $ 34,000
--------------------------------------------------------
 Specified Percentage                250%       250%
--------------------------------------------------------

In Example A, the Death Benefit equals $116,250, I.E., the greater of $100,000 (the Face Amount) or $116,250 (the Account Value at the Date of Death of $46,500, multiplied by the specified percentage of 250%). This amount less any outstanding loans constitutes the Death Proceeds which we would pay to the beneficiary.

In Example B, the death benefit is $100,000, i.e., the greater of $100,000 (the Face Amount) or $85,000 (the Account Value of $34,000, multiplied by the specified percentage of 250%).

DEATH BENEFIT POLICY PROCEEDS -- Proceeds from the Death Benefit left with us remain in the Sub-Accounts to which they were allocated at the time of death, unless the beneficiary elects to reallocate them. Full or partial surrenders may be made at any time.

All or part of the Death Proceeds may be paid in cash or applied under a Settlement Option.

SETTLEMENT OPTIONS -- The surrender proceeds or Death Proceeds under your policy may be paid in a lump sum or may be applied to one of our settlement options. The minimum amount that may be applied under a settlement option is $5,000, unless we consent to a lesser amount. UNDER SETTLEMENT OPTIONS LIFE ANNUITY, LIFE ANNUITY WITH 120, 180, OR 240 MONTHLY PAYMENTS CERTAIN AND JOINT AND LAST SURVIVOR ANNUITY, NO SURRENDER OR PARTIAL SURRENDERS ARE PERMITTED AFTER PAYMENTS START. FULL SURRENDER OR PARTIAL SURRENDERS MAY BE MADE FROM THE INTEREST INCOME SETTLEMENT OPTION, PAYMENTS FOR A DESIGNATED PERIOD SETTLEMENT OPTION OR THE DEATH BENEFIT POLICY PROCEEDS, BUT THEY ARE SUBJECT TO THE SURRENDER CHARGE, IF APPLICABLE. THERE MAY BE ADVERSE TAX CONSEQUENCES FOR PARTIAL SURRENDERS FROM PAYMENTS FOR A DESIGNATED PERIOD SETTLEMENT OPTION. PLEASE CHECK WITH YOUR TAX ADVISOR BEFORE REQUESTING A PARTIAL SURRENDER.

The following settlement options are available under your policy:

OPTION 1 -- INTEREST INCOME

This option offers payments of interest, at the rate we declare, on the amount applied under this settlement option. The interest rate will never be less than 3 1/2% per year.

OPTION 2 -- LIFE ANNUITY

Death Proceeds are used to purchase a variable annuity where we make annuity payments as long as the annuitant is living. When the annuitant dies, we stop making annuity payments. A payee would receive only one annuity payment if the annuitant dies after the first payment, two annuity payments if the annuitant dies after the second payment, and so forth.

16                                               HARTFORD LIFE INSURANCE COMPANY
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OPTION 3 -- LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN

We make monthly annuity payments during the lifetime of the annuitant but annuity payments are at least guaranteed for a minimum of 120, 180 or 240 months, as you elect. If, at the death of the annuitant, annuity payments have been made for less than the minimum elected number of months, then the beneficiary can either receive the present value (as of the date of the annuitant's death) of the remaining payments in one sum or continue annuity payments for the remaining period certain.

OPTION 4 -- JOINT AND LAST SURVIVOR LIFE ANNUITY

We will make annuity payments as long as the annuitant and joint annuitant are living. When one annuitant dies, we continue to make annuity payments until that second annuitant dies. The annuitant may elect that the payment be less than the payment made during the joint lifetime of the annuitants. When choosing this option, you must decide what will happen to the annuity payments after the first annuitant dies.

Under this option, it is possible for an annuitant and joint annuitant to receive only one payment in the event of the common or simultaneous death of the annuitants prior to the date of the second payment.

OPTION 5 -- PAYMENTS FOR A DESIGNATED PERIOD

We will make annuity payments for the number of years that you select. You can select between 5 years and 30 years. Under this option, you may, at any time, request a full surrender and receive the Cash Surrender Value of your policy.

VARIABLE AND FIXED ANNUITY PAYMENTS -- When the settlement option you select involves an annuity, unless you specify otherwise, the surrender proceeds or Death Proceeds provide a variable annuity. Fixed annuity options are also available.

VARIABLE ANNUITY -- Your policy contains tables indicating the minimum dollar amount of the first monthly payment under a variable annuity for each $1,000 of value of a Sub-Account. Your first monthly payment varies with the annuity option chosen and specific parameters chosen by you. The policy contains variable payment annuity tables derived from the 1983(a) Individual Annuity Mortality Table, with ages set back one year and with an assumed investment rate ("A.I.R.") of 5% per annum. The assumed investment rate is the investment return used to calculate subsequent variable annuity payments.

We determine the total first monthly variable annuity payment by multiplying the Death Proceeds (expressed in thousands of dollars) in a Sub-Account by the amount of the first monthly payment per $1,000 of value obtained from the tables in the policy.

The amount of your first monthly variable annuity payment is divided by the value of an annuity unit for the appropriate Sub-Account no earlier than the close of business on the fifth Valuation Day preceding the day on which the payment is due. This determines the number of annuity units represented by the first payment. This number of annuity units remains fixed during the annuity payment period and in each subsequent month the dollar amount of the variable annuity payment is determined by multiplying this fixed number of annuity units by the current annuity unit value.

Level variable annuity payments would be produced if the investment rate remained constant and equal to the assumed investment rate. Payments will vary up or down as the investment rate varies up or down relative to the assumed investment rate.

FIXED ANNUITY PAYMENTS -- You will receive equal fixed annuity payments throughout the annuity payment period. We determine fixed annuity payment amounts by multiplying the amount applied to the annuity by an annuity rate. The annuity rate is set by us and is not less than the rate specified in the fixed payment annuity tables in your policy.

Hartford will make any other arrangements for income payments as may be agreed on.

BENEFITS AT MATURITY -- If the Insured is living on the "Maturity Date" (the anniversary of the Policy Date on which the Insured is age 100), on surrender of the policy to us, we will pay you the Cash Surrender Value. In such case, the policy will terminate and we will have no further obligations under the policy. The Maturity Date may be extended by rider where approved, but see "Federal Tax Considerations -- Income Taxation of Policy Benefits."

CHARGES AND POLICY VALUES -- Your policy value decreases due to the deduction of policy charges. Policy value may increase or decrease depending on investment performance. Fluctuations in your Account Value may have an effect on your Death Benefit. If your policy lapses, your policy terminates and no Death Benefit will be paid.

MAKING WITHDRAWALS FROM YOUR POLICY
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SURRENDERS -- While your policy is in force, you may, without the consent of the beneficiary (provided the designation of beneficiary is not irrevocable), fully surrender your policy. Upon surrender, you receive the Cash Surrender Value determined as of the day we receive your request or the date requested by you, whichever is later. The Cash Surrender Value equals the Account Value less any Surrender Charges and any Unamortized Tax charge and all Indebtedness. We pay the Cash Surrender Value of the policy within seven days of our receipt of your written request or on the effective surrender date requested by you, whichever is later. Your policy will terminate on the date of our receipt of the written request, or the date you request the surrender to be effective, whichever is later. For a discussion of the tax consequences of surrendering your policy, see "Federal Tax Considerations".

If you choose to apply the surrender proceeds to a settlement option, the Surrender Charge will not be imposed to the surrender proceeds applied to the option. In other words, the surrender proceeds will equal the Cash Surrender Value without reduction for the Surrender Charge. However, any Unamortized Tax charge, if applicable, will be deducted from the surrender proceeds to be applied. In addition, amounts you withdraw from the Interest Income settlement option, the Payments for a Designated Period settlement option or the Death Benefit Policy Proceeds are subject to any applicable Surrender Charge.

HARTFORD LIFE INSURANCE COMPANY                                               17
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PARTIAL SURRENDERS -- While your policy is in force, you may elect, by written request, to make partial surrenders from the Cash Surrender Value. The Cash Surrender Value, after partial surrender, must at least equal our minimum amount rules then in effect; otherwise, the request will be treated as a request for full surrender. The partial surrenders will be deducted pro rata from each Sub-Account, unless the you instruct otherwise. The Face Amount will be reduced proportionate to the reduction in the Account Value due to the partial surrender. Partial surrenders in excess of the greater of 10% of premiums or 100% of Account Value less premiums paid will be subject to the Surrender Charge and any Unamortized Tax charges. For a discussion of the tax consequences of partial surrenders, see "Federal Tax Considerations".

RIGHT TO EXAMINE -- You have a limited right to return your policy for cancellation. You may deliver or mail the policy to us or to the agent from whom it was purchased any time during your free look period. Your free look period begins on the day you get your policy and ends ten days after you get it (or longer in some states). In such event, the policy will be rescinded and we will pay an amount equal to the greater of the premiums paid for the policy less any Indebtedness or the sum of: i) the Account Value less any Indebtedness, on the date the returned policy is received by us or the agent from whom it was purchased; and, ii)any deductions under the policy or charges associated with the Separate Account. If your policy is replacing another policy, your free look period and the amount paid to you upon the return of your policy vary by state.

RIGHT TO EXCHANGE -- Once the policy is in effect, it may be exchanged, during the first 24 months after its issuance, for a non-variable flexible premium adjustable life insurance policy offered by us (or an affiliated company) on the life of the Insured. No evidence of insurability will be required. The new policy will have, at your election, either the same Coverage Amount as under the exchanged policy on the date of exchange or the same Death Benefit. The effective date, issue date and issue age will be the same as existed under the exchanged policy. If a policy loan was outstanding, the entire loan must be repaid. The exchange is subject to adjustments in payments and Account Values to reflect variances, if any, in the payments and Account Values under this policy and the new policy.

LOANS
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AVAILABILITY OF LOANS -- At any time while the policy is in force, you, without the consent of the beneficiary, (provided the designation of beneficiary is not irrevocable) may borrow against the policy by assigning it as sole security to us. Two types of cash loans are available. Any new loan taken together with any existing Indebtedness may not exceed 90% of the Cash Value. The minimum loan amount that we will allow is $25.00.

The proceeds of a loan will be delivered to you within seven business days of our receipt of the loan request.

Unless you specify otherwise, all loan amounts will be transferred pro rata basis from each Sub-Account to the Loan Account. The difference between the value of the Loan Account and the Indebtedness will be transferred on a pro-rata basis from the Sub-Accounts to the Loan Account on each Monthly Activity Date.

If total Indebtedness equals or exceeds the Account Value of the policy on any Monthly Activity Date, we will give you written notice that, unless we receive an additional payment within 61 days to reduce the aggregate outstanding loan(s) secured by the policy, the policy may lapse. See "Lapse and Reinstatement."

PREFERRED LOANS -- The amount of the Loan Account that equals the difference between the Cash Value and the total of all premiums paid under the policy is considered a "Preferred Loan."

LOAN REPAYMENTS -- You can repay all or any part of a loan at any time while your policy is in force. The amount of your policy loan repayment will be deducted from the Loan Account. It will be allocated among the Sub-Accounts in the same percentage as premiums are allocated. Any outstanding loan at the end of a grace period must be repaid before the policy will be reinstated.

EFFECT OF LOANS ON ACCOUNT VALUE -- A loan, whether or not repaid, has a permanent effect on your Account Value. This effect occurs because the investment result of each Sub-Account applies only to the amount remaining in such Sub-Accounts. The longer a loan is outstanding, the greater the effect on your Account Value is likely to be. The effect could be favorable or unfavorable. If the Sub-Accounts earn more than the annual interest rate for amounts held in the Loan Account, your Account Value will not increase as rapidly as it would have had no loan been made. If the Sub-Accounts earn less than the Loan Account, then your Account Value will be greater than it would have been had no loan been made. If not repaid, the aggregate amount of the outstanding Indebtedness will reduce the Death Proceeds and the Cash Surrender Value otherwise payable. For a discussion of the consequences of obtaining a loan against the policy see "Federal Tax Considerations."

CREDITED INTEREST -- Any amounts in the Loan Account will be credited with interest at an annual rate of 4.0%. The annual rate for Preferred Loans is 6%.

POLICY LOAN RATES -- The loan interest rate that we will charge on all loans is 6% per annum.

LAPSE AND REINSTATEMENT
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LAPSE -- Your policy will remain in force until the Cash Surrender Value is insufficient to cover the Deduction Amount due on a Monthly Activity Date. We will notify you of the default in writing, warning you that your policy is in danger of terminating.

GRACE PERIOD -- Your policy provides a 61-day grace period to pay an amount sufficient to cover the Deduction Amounts due. The notice will indicate the amount that must be paid.

The policy will continue through the grace period, but if no additional premium payment is made, it will terminate at the end

18                                               HARTFORD LIFE INSURANCE COMPANY
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of the grace period. If the person Insured under the policy dies during the grace period, the Death Proceeds payable under the policy will be reduced by the Deduction Amount(s) due and unpaid. See "Death Benefits and Policy Values."

REINSTATEMENT -- If your policy lapses, you may apply for reinstatement of the policy by payment of the reinstatement premium shown in the policy and any applicable charges. A request for reinstatement may be made within five years of lapse. If a loan is outstanding at the time of lapse, we require repayment of the loan before permitting reinstatement. In addition, we reserve the right to require evidence of insurability satisfactory to Hartford.

The Account Value on the reinstatement date will reflect:

- the Cash Value at the time of termination; plus

- Net Premiums derived from premiums paid at the time of reinstatement; minus

- the Monthly Deduction Amounts that were due and unpaid during the Policy Grace Period; plus

- the Surrender Charge at the time of reinstatement.

The surrender charge is based on the duration from the original policy date as through the policy has never lapsed.

FEDERAL TAX CONSIDERATIONS
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GENERAL

Since federal tax law is complex, the tax consequences of purchasing this policy will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this policy is right for you.

Our general discussion of the tax treatment of this policy is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this policy cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this policy. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

TAXATION OF HARTFORD AND THE
SEPARATE ACCOUNT


The Separate Account is taxed as a part of Hartford which is taxed as a life insurance company under Part 1 of Subchapter L of Chapter 1 of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Account (the underlying Portfolios) are reinvested and are taken into account in determining the value of the Accumulation Units (see "Premiums -- Account Value"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Policy.


Hartford does not expect to incur any federal income tax on the earnings or realized capital gains attributable to the Separate Account. Based upon this expectation, no charge is currently being made to the Separate Account for federal income taxes. If Hartford incurs income taxes attributable to the Separate Account or determines that such taxes will be incurred, it may assess a charge for such taxes against the Separate Account.


INCOME TAXATION OF POLICY BENEFITS -- GENERALLY


For federal income tax purposes, the Policies should be treated as life insurance contracts under Section 7702 of the Code. The death benefit under a life insurance contract is generally excluded from the gross income of the beneficiary. Also, a life insurance Policy Owner is generally not taxed on increments in the contract value until the Policy is partially or completely surrendered. Section 7702 limits the amount of premiums that may be invested in a Policy that is treated as life insurance. Hartford intends to monitor premium levels to assure compliance with the Section 7702 requirements.

During the first fifteen Policy Years, an "income first" rule generally applies to distributions of cash required to be made under Code Section 7702 because of a reduction in benefits under the Policy.

The Maturity Date Extension Rider allows a Policy Owner to extend the Maturity Date to the date of the Insured's death. If the Maturity Date of the Policy is extended by rider, Hartford believes that the Policy will continue to be treated as a life insurance contract for federal income tax purposes after the scheduled Maturity Date. However, due to the lack of specific guidance on this issue, the result is not certain. If the Policy is not treated as a life insurance contract for federal income tax purposes after the scheduled Maturity Date, among other things, the Death Proceeds may be taxable to the recipient. The Policy Owner should consult a qualified tax adviser regarding the possible adverse tax consequences resulting from an extension of the scheduled Maturity Date.

LAST SURVIVOR POLICIES

Although Hartford believes that the last survivor Policies are in compliance with Section 7702 of the Code, the manner in which Section 7702 should be applied to certain features of a joint survivorship life insurance contract is not directly addressed by Section 7702. In the absence of final regulations or other guidance issued under Section 7702, there is necessarily some uncertainty whether a last survivor Policy will meet the Section 7702 definition of a life insurance contract.

MODIFIED ENDOWMENT CONTRACTS


A modified endowment contract ("MEC")is a life insurance contract that either:
(i) satisfies the definition of life insurance in Section 7702 but fails the "seven-pay" test of Section 7702A or (ii) is exchanged for a MEC. The seven-pay test provides that premiums cannot be paid at a rate more rapidly than that allowed by the payment of seven annual premiums using specified computational rules provided in Section 7702A(c). The large single premium permitted under the Policy does not meet the specified computational rules for the "seven-pay test" under Section 7702A(c). Therefore, the Policy will generally be treated as a MEC for federal income tax purposes. However, an exchange under Section 1035 of the Code of a life insurance contract issued before June 21, 1988 will not cause the new Policy to be treated as a MEC if no additional premiums are paid.

HARTFORD LIFE INSURANCE COMPANY                                               19
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A contract that is classified as MEC is eligible for certain aspects of the beneficial tax treatment accorded to life insurance. That is, the death benefit is excluded from income and increments in value are not subject to current taxation. However, loans, distributions or other amounts received from a MEC during the life of the Insured will be taxed to the extent of any accumulated income in the policy (generally, the excess of account value over premiums paid). Amounts that are taxable withdrawals will be subject to a 10% additional tax, with certain exceptions.



All MEC policies that are issued within any calendar year to the same Policy Owner by one company or its affiliates shall be treated as one modified endowment contract in determining the taxable portion of any loan or distributions.


ESTATE AND GENERATION SKIPPING TAXES

When the Insured dies, the Death Proceeds will generally be includible in the Policy Owner's estate for purposes of federal estate tax if the last surviving Insured owned the Policy. If the Policy Owner was not the last surviving Insured, the fair market value of the Policy would be included in the Policy Owner's estate upon the Policy Owner's death. Nothing would be includible in the last surviving Insured's estate if he or she neither retained incidents of ownership at death nor had given up ownership within three years before death.


The federal estate tax is integrated with the federal gift tax under a unified rate schedule and unified credit which shelters up to $675,000 (for 2001) from the estate and gift tax. The Taxpayer Relief Act of 1997 gradually raises the credit over the next six years to $1,000,000. In addition, an unlimited marital deduction may be available for federal estate and gift tax purposes. The unlimited marital deduction permits the deferral of taxes until the death of the surviving spouse (when the Death Proceeds would be available to pay taxes due and other expenses incurred).


If the Policy Owner (whether or not he or she is an Insured) transfers ownership of the Policy to someone two or more generations younger, the transfer may be subject to the generation-skipping transfer tax, the taxable amount being the value of the Policy. The generation-skipping transfer tax provisions generally apply to transfers which would be subject to the gift and estate tax rules. Individuals are generally allowed an aggregate generation skipping transfer exemption of $1 million, as adjusted for inflation. Because these rules are complex, the Policy Owner should consult with a qualified tax adviser for specific information if ownership is passing to younger generations.

DIVERSIFICATION REQUIREMENTS

The Code requires that investments supporting your policy be adequately diversified. Code Section 817 provides that a variable life insurance contract will not be treated as a life insurance contract for any period during which the investments made by the separate account or underlying Portfolio are not adequately diversified. If a contract is not treated as a life insurance contract, the policy owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

- no more than 70% is represented by any two investments,

- no more than 80% is represented by any three investments and

- no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the policy owner must agree to pay the tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all policies subject to the diversification requirements in a manner that will maintain adequate diversification.

OWNERSHIP OF THE ASSETS IN THE
SEPARATE ACCOUNT

In order for a variable life insurance contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the policy owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes.

The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the policy owner, such as the ability to select and control investments in a separate account, will cause the policy owner to be treated as the owner of the assets for tax purposes.

In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying

20                                               HARTFORD LIFE INSURANCE COMPANY
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assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract."

The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this prospectus, guidance has yet to be issued. We do not know if additional guidance will be issued. If guidance is issued, we do not know if it will have a retroactive effect.

Due to the lack of specific guidance on investor control, there is some uncertainty about when a policy owner is considered the owner of the assets for tax purposes. We reserve the right to modify the policy, as necessary, to prevent you from being considered the owner of assets in the separate account.

TAX DEFERRAL DURING ACCUMULATION PERIOD


Under existing provisions of the Code, except as described below, any increase in an Owner's Investment Value is generally not taxable to the Policy Owner unless amounts are received (or are deemed to be received) under the Policy prior to the Insured's death. If the Policy is surrendered or matures, the amount received will be includable in the Policy Owner's income to the extent that it exceeds the Policy Owner's "investment in the contract." (If there is any debt at the time of a surrender, then such debt will be treated as an amount distributed to the Owner.) The "investment in the contract" is the aggregate amount of premium payments and other consideration paid for the Policy, less the aggregate amount received previously under the Policy to the extent such amounts received were excluded from gross income. Since this Policy is a modified endowment contract, partial withdrawals (or other such amounts deemed to be distributed) from the Policy constitute income to the Policy Owner for federal income tax purposes.



LIFE INSURANCE PURCHASED FOR USE IN SPLIT DOLLAR ARRANGEMENTS



IRS recently published Notice 2001-10 addressing the taxation of split dollar arrangements with life contracts. The Notice modified and revoked certain revenue rulings and was intended to provide interim guidance pending further action. In the Notice, among other things, the IRS indicated that generally employer payments in a split dollar arrangement must be treated either (1) as a loan from employer to employee, (2) as taxable compensation to the employee or
(3) as an employer investment in the contract. The Notice also indicates that similar principles should apply to split dollar arrangements in contexts other than employer/employee arrangements. The IRS has requested comments on the issues raised in the Notice and on any other issue of split dollar taxation for which further guidance is needed. Therefore, purchasers of life insurance policies to be used in split dollar arrangements are strongly advised to consult with a qualified tax adviser to determine the tax treatment resulting from such an arrangement.


FEDERAL INCOME TAX WITHHOLDING

If any amounts are deemed to be current taxable income to the Policy Owner, such amounts will be subject to federal income tax withholding and reporting, pursuant to the Code.

NON-INDIVIDUAL OWNERSHIP OF POLICIES

In certain circumstances, the Code limits the application of specific tax advantages to individual owners of life insurance contracts. Prospective Policy Owners which are not individuals should consult a qualified tax adviser to determine the potential impact on the purchaser.

OTHER

Federal estate tax, state and local estate, inheritance and other tax consequences of ownership, or receipt of Policy proceeds depend on the circumstances of each Policy Owner or beneficiary. A tax adviser should be consulted to determine the impact of these taxes.

LIFE INSURANCE PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to life insurance purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to a life insurance policy purchase.

LEGAL PROCEEDINGS
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There are no material legal proceedings pending to which the Separate Account is a party.

OTHER MATTERS
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LEGAL MATTERS -- Legal matters in connection with the issue and sale of modified single premium variable life insurance Policies described in this Prospectus and the organization of Hartford, its authority to issue the Policies under Connecticut law and the validity of the forms of the Policies under Connecticut law and legal matters relating to the federal securities and income tax laws have been passed on by Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary of Hartford.

HARTFORD LIFE INSURANCE COMPANY                                               21
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GLOSSARY OF SPECIAL TERMS

As used in this Prospectus, the following terms have the indicated meanings:

ACCOUNT VALUE: The current value of the Sub-Accounts plus the value of the Loan Account under the policy.

ACCUMULATION UNIT: A unit of measure we use to calculate the value of a Sub-Account.

ANNUAL WITHDRAWAL AMOUNT: The amount of a surrender or partial surrender that is not subject to the Surrender Charge. This amount in any Policy Year is the greater of 10% of premiums or 100% of your Account Value minus premiums paid.

ANNUITY UNIT: A unit of measure we use to calculate the amount of annuity payments.

CASH SURRENDER VALUE: The policy's Cash Value minus all Indebtedness.

CASH VALUE: The policy's Account Value minus any Surrender Charge and any Unamortized Tax charge due upon surrender.

CODE: The Internal Revenue Code of 1986, as amended.

COVERAGE AMOUNT: The Death Benefit less the Account Value.

DEATH BENEFIT: The greater of (1) the Face Amount specified in the policy or
(2) the Account Value on the date of death multiplied by a stated percentage as specified in the policy.

DEATH PROCEEDS: The amount that we will pay on the death of the Insured. This equals the Death Benefit minus any Indebtedness.

DEDUCTION AMOUNT: A charge on the Policy Date and on each Monthly Activity Date for the cost of insurance, Tax Expense charges under Option 1, an administrative charge and a mortality and expense risk charge.

FACE AMOUNT: On the Policy Date, the Face Amount is the amount shown on the policy's Specifications page. Thereafter, the Face Amount is reduced in proportion to any partial surrenders.

HARTFORD, WE OR US: Hartford Life Insurance Company.

HOME OFFICE: Currently located at 200 Hopmeadow Street, Simsbury, Connecticut; however, the mailing address is P.O. Box 2999, Hartford, Connecticut 06104-2999.

INDEBTEDNESS: Monies you owe us, including all outstanding loans on the policy, any interest due or accrued and any unpaid Deduction Amount or annual maintenance fee arising during a grace period.

INSURED: The person on whose life the policy is issued.

ISSUE AGE: As of the Policy Date, the Insured's age on Insured's last birthday.

LOAN ACCOUNT: An account in our general account, established for any amounts transferred from the Sub-Accounts for requested loans. The Loan Account credits a fixed rate of interest that is not based on the investment experience of the Separate Account.

MONTHLY ACTIVITY DATE: The day of each month on which any deductions or charges are subtracted from Account Value of your policy. Monthly Activity Dates occur on the same day of the month as the Policy Anniversary.

POLICY ANNIVERSARY: The yearly anniversary of the Policy Date.

POLICY DATE: The issue date of the policy.

POLICY LOAN RATE: The interest rate charged on policy loans.

POLICY OWNER OR YOU: The owner of the policy.

POLICY YEAR: The twelve months between Policy Anniversaries.

SUB-ACCOUNT VALUE: The current value of the Sub-Accounts.

SURRENDER CHARGE: A charge which may be assessed upon surrender of the policy or partial surrenders in excess of the Annual Withdrawal Amount.

VALUATION DAY: The date on which the Sub-Account is valued. The Valuation Day is every day the New York Stock Exchange is open for trading. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on such days.

VALUATION PERIOD: The period between the close of business on successive Valuation Days.

22                                               HARTFORD LIFE INSURANCE COMPANY
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APPENDIX A
SPECIAL INFORMATION FOR POLICIES PURCHASED IN NEW YORK

If the Policy is purchased in the State of New York, the following provisions of the Prospectus are amended as follows:

In the Special Terms subsection of the Prospectus, the definition of Account Value is deleted and the following definition is substituted:

ACCOUNT VALUE -- The current value of Accumulation Units plus the value of the Loan Account under the Policy. In the case of a Policy Owner who purchases the Policy in the State of New York (the "New York Policy Owner") and who elects to transfer into the Fixed Account, Account Value is the current value of the Fixed Account plus the value of the Loan Account under the Policy.

The following definition is added:

FIXED ACCOUNT -- Part of the General Account of Hartford to which a New York Policy Owner may allocate the entire Account Value.

The definition of Loan Account is deleted and the following definition is substituted:

LOAN ACCOUNT -- An account in Hartford's General Account, established for any amounts transferred from the Sub-Accounts or, if a New York Policy Owner, from the Fixed Account for requested loans. The Loan Account credits a fixed rate of interest of 4% per annum that is not based on the investment experience of the Separate Account.

The following is added to the Prospectus as a separate section following the section entitled "Separate Account Five":

THE FIXED ACCOUNT

REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCOUNT IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE INVESTMENT COMPANY ACT OF 1940 ("1940 ACT"). ACCORDINGLY, NEITHER THE FIXED ACCOUNT NOR ANY INTERESTS THEREIN ARE SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE DISCLOSURE REGARDING THE FIXED ACCOUNT HAS NOT BEEN REVIEWED BY THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCOUNT MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.

Under the circumstances described under the heading "Transfer of Entire Account Value to the Fixed Account", New York Policy Owners may transfer no less than the entire Account Value to the Fixed Account. Account Value transferred to the Fixed Account becomes part of the general assets of Hartford. Hartford invests the assets of the General Account in accordance with applicable laws governing the investment of insurance company general accounts.

Hartford currently credits interest to the Account Value transferred to the Fixed Account under the Policy at the Minimum Credited Rate of 3% per year, compounded annually. Hartford reserves the right to credit a lower minimum interest rate according to state law. Hartford may also credit interest at rates greater than the minimum Fixed Account interest rate. There is no specific formula for determining the interest credited to the Account Value in the Fixed Account.

The following language is added to the section of the Prospectus entitled "Charges and Deductions -- Administrative Charge":

No Administrative Charge is deducted from Sub-Account Value in the Fixed
Account.

The following language is added to the section of the Prospectus entitled "Charges and Deductions -- Mortality and Expense Risk Charge":

No Mortality and Expense Risk Charge is deducted from Sub-Account Value in the Fixed Account.

The following separate sections are added to the section of the Prospectus entitled "Your Policy":

TRANSFER OF ENTIRE ACCOUNT VALUE TO THE FIXED ACCOUNT -- New York Policy Owners may transfer no less than the entire Account Value into the Fixed Account under the following circumstances: (i) during the first 18 months following the Date of Issue, (ii) within 30 days following a Policy Anniversary, or (iii) within 60 days following the effective date of a material change in the investment policy of the Separate Account which the New York Policy Owner objects to.

A TRANSFER TO THE FIXED ACCOUNT MUST BE FOR THE ENTIRE ACCOUNT VALUE AND ONCE THE ACCOUNT VALUE HAS BEEN TRANSFERRED TO THE FIXED ACCOUNT, IT MAY NOT, UNDER ANY CIRCUMSTANCES, BE TRANSFERRED BACK TO THE SEPARATE ACCOUNT.

For New York Policy Owners who elect to invest in the Fixed Account, Hartford will transfer the entire Account Value from the Separate Account to the Fixed Account on the Monthly Activity Date next following the date on which Hartford received the transfer request. The Account Value in the Fixed Account on the date of transfer equals the entire Account Value; plus the value of the Loan Account; minus the Monthly Deduction Amount applicable to the Fixed Account and minus the Annual Maintenance Fee, if applicable. On each subsequent Monthly Activity Date, the Account Value in the Fixed Account equals the Account Value on the previous Monthly Activity Date; plus any premiums received since the last Monthly Activity Date; plus interest credited since the last Monthly Activity Date; minus the Monthly Deduction Amount applicable to the Fixed Account;

HARTFORD LIFE INSURANCE COMPANY                                               23
--------------------------------------------------------------------------------
minus any partial surrenders taken since the last Monthly Activity Date and minus any Surrender Charges deducted since the last Monthly Deduction Date. On each Valuation Date (other than a Monthly Activity Date), the Account Value of the Fixed Account equals the Account Value on the previous Monthly Activity Date; plus any premiums received since the last Monthly Activity Date; plus any interest credited since the last Monthly Activity Date; minus any partial surrenders taken since the last Monthly Activity Date and minus any Surrender Charges deducted since the last Monthly Activity Date.

DEFERRED PAYMENTS -- Hartford reserves the right to defer payment of any Cash Surrender Values and loan amounts which are attributable to the Fixed Account for up to six months from the date of request. If payment is deferred for more than ten days, Hartford will pay interest at the Fixed Account Minimum Credited Interest Rate.

HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION
SEPARATE ACCOUNT FIVE

This Statement of Additional Information is not a prospectus. To obtain a prospectus, write to us at P.O. Box 2999, Hartford, CT 06104-2999, or call us at 1-800-231-5453.


DATE OF PROSPECTUS: MAY 1, 2001
DATE OF STATEMENT OF ADDITIONAL INFORMATION: MAY 1, 2001

2                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                                           PAGE
                                                                           ----
 GENERAL INFORMATION AND HISTORY                                            3
 ------------------------------------------------------------------------------
 SERVICES                                                                   5
 ------------------------------------------------------------------------------
 EXPERTS                                                                    5
 ------------------------------------------------------------------------------
 DISTRIBUTION OF THE POLICIES                                               5
 ------------------------------------------------------------------------------
 ADDITIONAL INFORMATION ABOUT CHARGES                                       6
 ------------------------------------------------------------------------------
 ILLUSTRATION OF DEATH BENEFITS, ACCOUNT VALUES AND CASH SURRENDER VALUES   7
 ------------------------------------------------------------------------------
 FINANCIAL STATEMENTS                                                      SA-1
 ------------------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION                                            3
--------------------------------------------------------------------------------

GENERAL INFORMATION AND HISTORY

HARTFORD LIFE INSURANCE COMPANY -- Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance, both individual and group, in all states of the United States and the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

The following table shows a brief description of the business experience of officers and directors of Hartford Life Insurance Company:



                        EXECUTIVE OFFICERS AND DIRECTORS



NAME                            BUSINESS EXPERIENCE DURING LAST FIVE YEARS
-----------------------------------------------------------------------------------
David A. Carlson       Vice President (1999-present), Assistant Vice President
                       (1998-1999), Hartford Life and Annuity Insurance Company;
                       Vice President (1999-present), Assistant Vice President
                       (1998-1999), Hartford Life Insurance Company; Vice President
                       (1999-present), Assistant Vice President (1999); Servus Life
                       Insurance Company; Vice President (1999-present), Assistant
                       Vice President (1999), Hart Life Insurance Company; CIGNA
                       Corporation (1975-1998)

Peter W. Cummins       Senior Vice President (1997-present), Vice President
                       (1993-1997), Hartford Life and Annuity Insurance Company;
                       Senior Vice President (1997-Present), Vice President
                       (1989-1997), Hartford Life Insurance Company

Patrice Kelly-Ellis    Vice President (1999-present), Assistant Vice President
                       (1995-1999), Hartford Life Insurance Company; Vice President
                       (1999-present), Assistant Vice President (1995-2000),
                       Hartford Life and Annuity Insurance Company

Timothy M. Fitch       Vice President & Actuary (1995-Present), Hartford Life
                       Insurance Company; Vice President & Actuary (1997-present),
                       Assistant Vice President & Actuary (1995-1997), Hartford
                       Life and Annuity Insurance Company

Mary Jane B. Fortin    Vice President & Chief Accounting Officer (1998-Present),
                       Assistant Vice President & Chief Accounting Officer (1998),
                       Hartford Life Insurance Company; Vice President & Chief
                       Accounting Officer (1998-Present), Assistant Vice
                       President & Chief Accounting Officer (1998), Hartford Life
                       and Annuity Insurance Company, Vice President & Chief
                       Accounting Officer (1998-present), Servus Life Insurance
                       Company, Vice President & Chief Accounting Officer
                       (1998-present), Hart Life Insurance Company

David T. Foy           Senior Vice President, Chief Financial Officer & Treasurer
                       (1999-present), Senior Vice President & Treasurer
                       (1998-1999), Director (1999-present), Vice President (1998),
                       Hartford Life and Annuity Insurance Company; Senior Vice
                       President, Chief Financial Officer & Treasurer
                       (1999-present), Senior Vice President & Treasurer
                       (1998-1999), Vice President (1998), Assistant Vice
                       President & Actuary (1995-1998), Director (1999-present),
                       Hartford Life Insurance Company; Senior Vice President &
                       Treasurer (1998-present), Director (1999-present), Servus
                       Life Insurance Company; Senior Vice President & Treasurer
                       (1999-present), Hart Life Insurance Company

Lois W. Grady          Senior Vice President (1998-present), Vice President
                       (1994-1998), Hartford Life and Annuity Insurance Company;
                       Senior Vice President (1998-present), Vice President
                       (1994-1998), Hartford Life Insurance Company

Ryan Johnson           Vice President (1999-present), Hartford Life Insurance
                       Company; Vice President (1999-present), Hartford Life and
                       Annuity Insurance Company; The Guardian (1986-1999)

Stephen T. Joyce       Senior Vice President (1999-present), Vice President
                       (1997-1999), Assistant Vice President (1995-1997), Hartford
                       Life and Annuity Insurance Company; Senior Vice President
                       (2000-present), Vice President (1997-2000), Assistant Vice
                       President (1994-1997), Hartford Life Insurance Company

Michael D. Keeler      Vice President (1998-present), Hartford Life and Annuity
                       Insurance Company; Vice President (1998-present), Hartford
                       Life Insurance Company; Vice President (1995-1997),
                       Providian Insurance

4                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


NAME                            BUSINESS EXPERIENCE DURING LAST FIVE YEARS
-----------------------------------------------------------------------------------
Robert A. Kerzner      Executive Vice President (2001-present), Senior Vice
                       President (1998-2001), Director of Individual Life
                       (1998-Present), Vice President (1994-1998), Hartford Life
                       and Annuity Insurance Company; Executive Vice President
                       (2001-present), Senior Vice President (1998-2001), Director of Individual Life (1998-present), Vice President
                       (1994-1998), Hartford Life Insurance Company

David N. Levenson      Senior Vice President (2000-present), Vice President
                       (1998-2000), Assistant Vice President (1995-1998), Hartford
                       Life and Annuity Insurance Company; Senior Vice President
                       (2000-present), Vice President (1998-2000), Assistant Vice
                       President (1995-1998), Hartford Life Insurance Company

Joseph F. Mahoney      Vice President (1999-present), Hartford Life and Annuity
                       Insurance Company; Vice President (1999-present), Hartford
                       Life Insurance Company; Consultant (1999), Mahoney &
                       Associates; President (1969-1999), Prudential Preferred

Thomas M. Marra        Director (1994-present), President (2000-present), Executive
                       Vice President (1997-2000), Senior Vice President
                       (1993-1997), Hartford Life and Annuity Insurance Company;
                       Director (1994-Present), President (2000-present), Executive
                       Vice President (1995-2000), Hartford Life Insurance Company;
                       Director (1998-present), President (2000-present), Servus
                       Life Insurance Company; Director (1995-present), President
                       (2000-present), Hart Life Insurance Company

Gary J. Miller         Vice President (2000-present), Hartford Life and Annuity
                       Insurance Company; Vice President (2000-present), Hartford
                       Life Insurance Company; Vice President (1998-2000),
                       Prudential; Vice President (1988-1998), Delaware Valley
                       Financial Services

Tom Nassiri            Vice President (2000-present), Hartford Life and Annuity
                       Insurance Company; Vice President (2000-present), Hartford
                       Life Insurance Company

Deanne Osgood          Vice President (1999-present), Hartford Life and Annuity
                       Insurance Company; Vice President (1999-present), Hartford
                       Life Insurance Company; Milliman & Robertson (1996-1999)

Craig R. Raymond       Senior Vice President & Chief Actuary (1997-present), Vice
                       President & Chief Actuary (1993-1997), Hartford Life and
                       Annuity Insurance Company; Senior Vice President & Chief
                       Actuary (1997-present), Vice President & Chief Actuary
                       (1993-1997), Hartford Life Insurance Company; Senior Vice
                       President & Chief Actuary (1997-present), Actuary
                       (1995-1997), Hart Life Insurance Company; Senior Vice
                       President & Chief Actuary (1998-present), Servus Life
                       Insurance Company

Christine Hayer        Senior Vice President, General Counsel and Corporate
Repasy                 Secretary (2000-present), Director (2000-present), Vice
                       President (1999-2000), Assistant Vice President (1998-1999),
                       Hartford Life and Annuity Insurance Company; Senior Vice
                       President, General Counsel and Corporate Secretary
                       (2000-present), Director (2000-present), Vice President
                       (1999-2000), Assistant Vice President (1998-1999), Hartford
                       Life Insurance Company; Senior Vice President, General
                       Counsel and Corporate Secretary (2000-present), Servus Life
                       Insurance Company; Senior Vice President, General Counsel
                       and Corporate Secretary (2000-present), Hart Life Insurance
                       Company

Lowndes A. Smith       Director (1985-present), Chairman of the Board
                       (2000-present), Chief Executive Officer (1995-present),
                       President (1989-2000), Hartford Life and Annuity Insurance
                       Company; Director (1985-Present), Chairman of the Board
                       (2000-present), Chief Executive Officer (2000-present),
                       President (1989-Present), Chief Executive Officer
                       (1997-Present), Chief Operating Officer (1989-1997),
                       Hartford Life Insurance Company; Chairman of the Board and
                       Chief Executive Officer (2000-present), President & Chief
                       Executive Officer (1997-2000), President & Chief Operating
                       Officer (1995-1997), Chairman of the Board & Director
                       (1995-present), Hart Life Insurance Company; Director
                       (1998-present), Chief Executive Officer (2000-present),
                       President (1998-2000), Servus Life Insurance Company

Joe M. Thomson         Senior Vice President (2000-Present), Hartford Life and
                       Annuity Insurance Company; Senior Vice President
                       (2000-Present), Hartford Life Insurance Company; President
                       (1980-Present), Planco Financial Services, Inc.

STATEMENT OF ADDITIONAL INFORMATION                                            5
--------------------------------------------------------------------------------


NAME                            BUSINESS EXPERIENCE DURING LAST FIVE YEARS
-----------------------------------------------------------------------------------
John C. Walters        Executive Vice President (2000-present), Director
                       (2000-present), Hartford Life and Annuity Insurance Company,
                       Executive Vice President (2000-present), Director
                       (2000-present), Hartford Life Insurance Company; Executive
                       Vice President (2000-present), Hart Life Insurance Company;
                       Executive Vice President (2000-present), Servus Life
                       Insurance Company; Wheat First Securities, Inc./First Union
                       Capital Markets Corp., (1984-1999)

David M. Znamierowski  Senior Vice President (1997-present), Chief Investment
                       Officer (1997, 2000-present), Vice President (1995-1997),
                       Director (1997-Present), Hartford Life and Annuity Insurance
                       Company; Senior Vice President (1997-present), Chief
                       Investment Officer (1997, 1999-present), Vice President
                       (1995-1997), Director (1997-present), Hartford Life
                       Insurance Company; Senior Vice President & Chief Investment
                       Officer (1997-present), Director (1997-present), Hart Life
                       Insurance Company; Director (2000-present) Servus Life
                       Insurance Company



Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.


SEPARATE ACCOUNT FIVE was established as a separate account under Connecticut law on July 25, 1994. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

SERVICES
--------------------------------------------------------------------------------

SAFEKEEPING OF ASSETS -- The assets of the Separate Account are held by Hartford. The assets of the Separate Account are kept physically segregated and held separate and apart from the General Account of Hartford. Hartford maintains records of all purchases and redemptions of shares of the Fund. Additional protection for the assets of the Separate Account is afforded by Hartford's blanket fidelity bond, issued by Aetna Casualty and Surety Company, in the aggregate of $50 million, covering all of the officers and employees of Hartford.

EXPERTS
--------------------------------------------------------------------------------

INDEPENDENT PUBLIC ACCOUNTANTS -- The audited financial statements and financial statement schedules included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.


ACTUARIAL EXPERT -- The hypothetical Policy illustrations included in this Statement of Additional Information and the registration statement with respect to the Separate Account have been approved by Thomas P. Kalmbach, FSA, MAAA, Actuary for Hartford, and are included in reliance upon his opinion as to their reasonableness.


DISTRIBUTION OF THE POLICIES
--------------------------------------------------------------------------------

Hartford intends to sell the Policies in all jurisdictions where it is licensed to do business. The Policies will be sold by life insurance sales representatives who represent Hartford and who are registered representatives of Hartford Equity Sales Company, Inc. ("HESCO") or certain other independent, registered broker-dealers. Any sales representative or employee will have been qualified to sell variable life insurance Policies under applicable federal and state laws. Each broker-dealer is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and all are members of the National Association of Securities Dealers, Inc.

Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. Both HESCO and HSD are affiliates of Hartford. The principal business address of HESCO and HSD is the same as that of Hartford.

6                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

The following table shows officers and directors of HSD:


NAME AND PRINCIPAL
BUSINESS ADDRESS                    POSITIONS AND OFFICES
-----------------------------------------------------------------
 David A. Carlson            Vice President
-----------------------------------------------------------------
 Peter W. Cummins            Senior Vice President
-----------------------------------------------------------------
 Bruce W. Ferris             Vice President
-----------------------------------------------------------------
 David T. Foy                Treasurer
-----------------------------------------------------------------
 George R. Jay               Controller
-----------------------------------------------------------------
 Ryan Johnson                Vice President
-----------------------------------------------------------------
 Thomas M. Marra             President, Director
-----------------------------------------------------------------
 Christine Hayer Repasy      Senior Vice President, General
                             Counsel and Corporate Secretary
-----------------------------------------------------------------
 Lowndes A. Smith            Chairman of the Board and Chief
                             Executive Officer, Director
-----------------------------------------------------------------
 John C. Walters             Executive Vice President, Director
-----------------------------------------------------------------


The maximum sales commission payable to Hartford agents, independent registered insurance brokers, and other registered broker-dealers is 7.0% of initial and subsequent premiums.

Broker-dealers or financial institutions are compensated according to a schedule set forth by HSD and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on premium payments made by policyholders or contract owners. This compensation is usually paid from the sales charges described in the Prospectus.

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HSD, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for different broker-dealers or financial institutions, will be made by HSD, its affiliates or Hartford out of their own assets and will not effect the amounts paid by the policyholders or contract owners to purchase, hold or surrender variable insurance products.

Hartford may provide information on various topics to Policy Owners and prospective Policy Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-advantaged and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and variable annuities and other investment alternatives, including comparisons between the Policies and the characteristics of, and market for, such alternatives.

ADDITIONAL INFORMATION ABOUT CHARGES
--------------------------------------------------------------------------------

UNDERWRITING PROCEDURES -- To purchase a policy you must submit an application to us. Generally, the minimum initial premium we accept is $10,000. A policy will be issued only on the lives of insureds age 90 and under who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason. No change in the terms or conditions of a policy will be made without your consent.

COST OF INSURANCE CHARGE -- The cost of insurance charge covers Hartford's anticipated mortality costs for standard and substandard risks. Current cost of insurance rates are lower after the tenth Policy Year and are based on whether 100%, 90% or 80% of the Guideline Single Premium has been paid. The current cost of insurance charge will not exceed the guaranteed cost of insurance charge. The guaranteed cost of insurance charge is a guaranteed maximum monthly rate, multiplied by the Coverage Amount on the Policy Date or any Monthly Activity Date. A table of guaranteed maximum cost of insurance rates per $1,000 will be included in each Policy; however, Hartford reserves the right to use rates less than those shown in the Table. For standard risks that require full underwriting, the guaranteed maximum cost of insurance rate is 100% of the 1980 Commissioner's Standard Ordinary Smoker/Nonsmoker Sex Distinct Age Last Birthday Mortality Table (1980 CSO Table). For standard risks eligible for simplified underwriting, the guaranteed cost of insurance rate is 125% of the 1980 CSO table through age 90, grading to 100% of the 1980 CSO Table at age 100. Substandard risks will be assessed a higher guaranteed maximum cost of insurance rate that will not exceed rates based on a multiple of the 1980 CSO Table. The multiple will be based on the insured's substandard rating. Unisex rates may be required in some states.

STATEMENT OF ADDITIONAL INFORMATION                                            7
--------------------------------------------------------------------------------

ILLUSTRATIONS OF DEATH BENEFITS, ACCOUNT VALUES
AND CASH SURRENDER VALUES


The tables illustrate the way in which a Policy operates. They show how the death benefit and surrender value could vary over an extended period of time assuming hypothetical gross rates of return equal to constant after tax annual rates of 0%, 6% and 12%. The tables are based on an initial premium of $10,000. A male age 65 with a Face Amount of $20,000 is illustrated for the single life preferred Policy for both Policy Owner Option 1 and Policy Owner Option 2. The illustrations for the last survivor preferred Policy assume male and female, both age 65, for a Face Amount of $28,491.


The death benefit and surrender value for a Policy would be different from those shown if the rates of return averaged 0%, 6% and 12% over a period of years, but also fluctuated above or below those averages for individual Policy Years. They would also differ if any Policy loan were made during the period of time illustrated.

The tables reflect the deductions of current Policy charges for Policy Owner Option 1 and Policy Owner Option 2 and guaranteed Policy charges for a single gross interest rate. The death benefits and surrender values would change if the current cost of insurance charges change.


The amounts shown for the death benefit and surrender value as of the end of each Policy Year take into account an average daily charge equal to an annual charge of 0.82% of the average daily net assets of the Funds for investment advisory and administrative services fees. The gross annual investment return rates of 0%, 6% and 12% on the Fund's assets are equal to net annual investment return rates (net of the annual charge of 0.82% described above) of 0.82%, 5.18% and 11.18%, respectively.


The hypothetical returns shown in the tables are without any tax charges that may be attributable to the Separate Account in the future. In order to produce after tax returns of 0%, 6%, and 12%, the Separate Account would have to earn a sufficient amount in excess of 0% or 6% or 12% to cover any tax charges (see "Changes to Policy or Separate Account -- Separate Account Taxes").

The "Premium Paid Plus Interest" column of each table shows the amount which would accumulate if the initial premium was invested to earn interest, after taxes of 5% per year, compounded annually.

Hartford will furnish upon request, a comparable illustration reflecting the proposed Insureds age, risk classification, Face Amount or initial premium requested, and reflecting guaranteed cost of insurance rates. Hartford will also furnish an additional similar illustration reflecting current cost of insurance rates which may be less than, but never greater than, the guaranteed cost of insurance rates.

8                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
                     MODIFIED SINGLE PREMIUM LIFE INSURANCE

                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE: 65 MALE PREFERRED
                          INITIAL FACE AMOUNT: $20,000

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.18% NET)

                                    CURRENT CHARGES*                GUARANTEED CHARGES**
               PREMIUMS     ------------------------------------------------------------------
  END OF     ACCUMULATED                  CASH                              CASH
 CONTRACT   AT 5% INTEREST   ACCOUNT    SURRENDER    DEATH     ACCOUNT    SURRENDER    DEATH
   YEAR        PER YEAR       VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT
----------------------------------------------------------------------------------------------
     1           10,500       10,860       9,835     20,000     10,646       9,627     20,000
     2           11,025       11,760      10,745     20,000     11,311      10,304     20,000
     3           11,576       12,739      11,736     20,000     12,031      11,040     20,000
     4           12,155       13,801      12,964     20,000     12,817      11,995     20,000
     5           12,763       14,955      14,138     20,000     13,681      12,880     20,000
     6           13,401       16,207      15,615     20,000     14,638      14,062     20,000
     7           14,071       17,568      17,006     20,000     15,707      15,159     20,000
     8           14,775       19,049      18,724     21,145     16,913      16,598     20,000
     9           15,513       20,672      20,390     22,533     18,289      18,013     20,000
    10           16,289       22,421      22,391     24,439     19,832      19,802     21,617
    11           17,103       24,518      24,488     26,480     21,684      21,654     23,419
    12           17,959       26,821      26,791     28,699     23,716      23,686     25,377
    13           18,856       29,328      29,298     31,381     25,927      25,897     27,742
    14           19,799       32,083      32,053     34,008     28,359      28,329     30,061
    15           20,789       35,088      35,058     37,194     31,004      30,974     32,865
    16           21,829       38,391      38,361     40,312     33,919      33,889     35,616
    17           22,920       41,994      41,964     44,094     37,090      37,060     38,945
    18           24,066       45,937      45,907     48,234     40,533      40,503     42,561
    19           25,270       50,254      50,254     52,767     44,267      44,237     46,481
    20           26,533       55,012      55,012     57,763     48,310      48,280     50,726
    25           33,864       86,477      86,477     90,802     74,030      74,030     77,732
    30           43,219      135,940     135,940    140,019    113,785     113,785    117,199
----------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE INSURANCE COMPANY                                                9
--------------------------------------------------------------------------------
                     MODIFIED SINGLE PREMIUM LIFE INSURANCE

                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE: 65 MALE PREFERRED
                          INITIAL FACE AMOUNT: $20,000

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.18% NET)

                                    CURRENT CHARGES*                GUARANTEED CHARGES**
               PREMIUMS     ------------------------------------------------------------------
  END OF     ACCUMULATED                  CASH                              CASH
 CONTRACT   AT 5% INTEREST   ACCOUNT    SURRENDER    DEATH     ACCOUNT    SURRENDER    DEATH
   YEAR        PER YEAR       VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT
----------------------------------------------------------------------------------------------
     1           10,500       10,273      9,262      20,000      10,058      9,051     20,000
     2           11,025       10,524      9,533      20,000      10,057      9,076     20,000
     3           11,576       10,781      9,812      20,000      10,023      9,067     20,000
     4           12,155       11,045     10,249      20,000       9,951      9,174     20,000
     5           12,763       11,316     10,544      20,000       9,833      9,090     20,000
     6           13,401       11,594     11,048      20,000       9,660      9,147     20,000
     7           14,071       11,881     11,362      20,000       9,420      8,942     20,000
     8           14,775       12,175     11,884      20,000       9,094      8,837     20,000
     9           15,513       12,477     12,216      20,000       8,663      8,438     20,000
    10           16,289       12,787     12,757      20,000       8,101      8,071     20,000
    11           17,103       13,212     13,182      20,000       7,448      7,418     20,000
    12           17,959       13,651     13,621      20,000       6,602      6,572     20,000
    13           18,856       14,106     14,076      20,000       5,518      5,488     20,000
    14           19,799       14,577     14,547      20,000       4,136      4,106     20,000
    15           20,789       15,065     15,035      20,000       2,372      2,342     20,000
    16           21,829       15,571     15,541      20,000         106         76     20,000
    17           22,920       16,094     16,064      20,000      (2,831)    (2,861)    20,000
    18           24,066       16,636     16,606      20,000      (6,681)    (6,711)    20,000
    19           25,270       17,197     17,167      20,000     (11,792)   (11,822)    20,000
    20           26,533       17,779     17,749      20,000     (18,655)   (18,685)    20,000
    25           33,864       21,011     20,981      22,062    (119,568)  (119,598)    20,000
    30           43,219       24,861     24,831      25,607    (762,506)  (762,536)    20,000
----------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

10                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
                     MODIFIED SINGLE PREMIUM LIFE INSURANCE

                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE: 65 MALE PREFERRED
                          INITIAL FACE AMOUNT: $20,000

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-.82% NET)

                                    CURRENT CHARGES*                GUARANTEED CHARGES**
               PREMIUMS     ------------------------------------------------------------------
  END OF     ACCUMULATED                  CASH                              CASH
 CONTRACT   AT 5% INTEREST   ACCOUNT    SURRENDER    DEATH     ACCOUNT    SURRENDER    DEATH
   YEAR        PER YEAR       VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT
----------------------------------------------------------------------------------------------
     1           10,500        9,687       8,713     20,000       9,469      8,516     20,000
     2           11,025        9,356       8,437     20,000       8,875      8,002     20,000
     3           11,576        9,034       8,168     20,000       8,241      7,449     20,000
     4           12,155        8,723       8,038     20,000       7,560      6,963     20,000
     5           12,763        8,421       7,780     20,000       6,821      6,296     20,000
     6           13,401        8,129       7,692     20,000       6,011      5,681     20,000
     7           14,071        7,845       7,443     20,000       5,113      4,840     20,000
     8           14,775        7,571       7,352     20,000       4,104      3,971     20,000
     9           15,513        7,305       7,111     20,000       2,955      2,858     20,000
    10           16,289        7,048       7,018     20,000       1,635      1,605     20,000
    11           17,103        6,853       6,823     20,000         116         86     20,000
    12           17,959        6,663       6,633     20,000      (1,667)    (1,697)    20,000
    13           18,856        6,478       6,448     20,000      (3,770)    (3,800)    20,000
    14           19,799        6,296       6,266     20,000      (6,265)    (6,295)    20,000
    15           20,789        6,119       6,089     20,000      (9,253)    (9,283)    20,000
    16           21,829        5,946       5,916     20,000     (12,873)   (12,903)    20,000
    17           22,920        5,777       5,747     20,000     (17,321)   (17,351)    20,000
    18           24,066        5,613       5,583     20,000     (22,870)   (22,900)    20,000
    19           25,270        5,452       5,422     20,000     (29,899)   (29,929)    20,000
    20           26,533        5,294       5,264     20,000     (38,923)   (38,953)    20,000
    25           33,864        4,562       4,532     20,000    (151,806)  (151,836)    20,000
    30           43,219        3,911       3,881     20,000    (712,470)  (712,500)    20,000
----------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE INSURANCE COMPANY                                               11
--------------------------------------------------------------------------------
                     MODIFIED SINGLE PREMIUM LIFE INSURANCE

                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE: 65 MALE PREFERRED
                          INITIAL FACE AMOUNT: $20,000

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.18% NET)

                                    CURRENT CHARGES*                GUARANTEED CHARGES**
               PREMIUMS     ------------------------------------------------------------------
  END OF     ACCUMULATED                  CASH                              CASH
 CONTRACT   AT 5% INTEREST   ACCOUNT    SURRENDER    DEATH     ACCOUNT    SURRENDER    DEATH
   YEAR        PER YEAR       VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT
----------------------------------------------------------------------------------------------
     1           10,500       10,493       9,713     20,000     10,265       9,485     20,000
     2           11,025       11,437      10,657     20,000     10,954      10,174     20,000
     3           11,576       12,468      11,688     20,000     11,706      10,926     20,000
     4           12,155       13,595      12,965     20,000     12,532      11,902     20,000
     5           12,763       14,827      14,197     20,000     13,447      12,817     20,000
     6           13,401       16,174      15,744     20,000     14,467      14,037     20,000
     7           14,071       17,646      17,216     20,000     15,614      15,184     20,000
     8           14,775       19,260      19,030     21,379     16,918      16,688     20,000
     9           15,513       21,037      20,807     22,931     18,419      18,189     20,077
    10           16,289       22,966      22,936     25,034     20,104      20,074     21,914
    11           17,103       25,116      25,086     27,126     21,982      21,952     23,741
    12           17,959       27,475      27,445     29,399     24,043      24,013     25,726
    13           18,856       30,044      30,014     32,148     26,284      26,254     28,125
    14           19,799       32,867      32,837     34,840     28,750      28,720     30,476
    15           20,789       35,946      35,916     38,104     31,432      31,402     33,319
    16           21,829       39,332      39,302     41,299     34,388      34,358     36,108
    17           22,920       43,023      42,993     45,175     37,604      37,574     39,484
    18           24,066       47,064      47,034     49,418     41,095      41,065     43,150
    19           25,270       51,487      51,487     54,062     44,881      44,851     47,126
    20           26,533       56,362      56,362     59,181     48,980      48,950     51,429
    25           33,864       88,600      88,600     93,031     75,058      75,058     78,811
    30           43,219      139,277     139,277    143,456    115,365     115,365    118,826
----------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

12                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
                     MODIFIED SINGLE PREMIUM LIFE INSURANCE

                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE: 65 MALE PREFERRED
                          INITIAL FACE AMOUNT: $20,000

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.18% NET)

                                    CURRENT CHARGES*                GUARANTEED CHARGES**
               PREMIUMS     ------------------------------------------------------------------
  END OF     ACCUMULATED                  CASH                              CASH
 CONTRACT   AT 5% INTEREST   ACCOUNT    SURRENDER    DEATH     ACCOUNT    SURRENDER    DEATH
   YEAR        PER YEAR       VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT
----------------------------------------------------------------------------------------------
     1           10,500        9,927       9,152     20,000       9,697      8,940     20,000
     2           11,025       10,234       9,454     20,000       9,737      8,977     20,000
     3           11,576       10,551       9,771     20,000       9,747      8,986     20,000
     4           12,155       10,880      10,250     20,000       9,720      9,106     20,000
     5           12,763       11,219      10,589     20,000       9,650      9,041     20,000
     6           13,401       11,570      11,140     20,000       9,526      9,115     20,000
     7           14,071       11,933      11,503     20,000       9,338      8,934     20,000
     8           14,775       12,309      12,079     20,000       9,067      8,856     20,000
     9           15,513       12,697      12,467     20,000       8,694      8,490     20,000
    10           16,289       13,098      13,068     20,000       8,194      8,164     20,000
    11           17,103       13,533      13,503     20,000       7,551      7,521     20,000
    12           17,959       13,984      13,954     20,000       6,719      6,689     20,000
    13           18,856       14,451      14,421     20,000       5,653      5,623     20,000
    14           19,799       14,935      14,905     20,000       4,292      4,262     20,000
    15           20,789       15,435      15,405     20,000       2,553      2,523     20,000
    16           21,829       15,954      15,924     20,000         319        289     20,000
    17           22,920       16,491      16,461     20,000      (2,576)    (2,606)    20,000
    18           24,066       17,047      17,017     20,000      (6,374)    (6,404)    20,000
    19           25,270       17,623      17,593     20,000     (11,416)   (11,446)    20,000
    20           26,533       18,219      18,189     20,000     (18,187)   (18,217)    20,000
    25           33,864       21,536      21,506     22,613    (117,776)  (117,806)    20,000
    30           43,219       25,486      25,456     26,251    (752,321)  (752,351)    20,000
----------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE INSURANCE COMPANY                                               13
--------------------------------------------------------------------------------
                     MODIFIED SINGLE PREMIUM LIFE INSURANCE

                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE: 65 MALE PREFERRED
                          INITIAL FACE AMOUNT: $20,000

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-.82% NET)

                                    CURRENT CHARGES*                GUARANTEED CHARGES**
               PREMIUMS     ------------------------------------------------------------------
  END OF     ACCUMULATED                  CASH                              CASH
 CONTRACT   AT 5% INTEREST   ACCOUNT    SURRENDER    DEATH     ACCOUNT    SURRENDER    DEATH
   YEAR        PER YEAR       VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT
----------------------------------------------------------------------------------------------
     1           10,500        9,361       8,629     20,000       9,129      8,415     20,000
     2           11,025        9,098       8,386     20,000       8,591      7,916     20,000
     3           11,576        8,842       8,149     20,000       8,008      7,378     20,000
     4           12,155        8,592       8,047     20,000       7,375      6,902     20,000
     5           12,763        8,349       7,818     20,000       6,679      6,248     20,000
     6           13,401        8,111       7,757     20,000       5,908      5,641     20,000
     7           14,071        7,880       7,535     20,000       5,043      4,811     20,000
     8           14,775        7,654       7,471     20,000       4,061      3,950     20,000
     9           15,513        7,434       7,255     20,000       2,934      2,846     20,000
    10           16,289        7,219       7,189     20,000       1,629      1,599     20,000
    11           17,103        7,021       6,991     20,000         110         80     20,000
    12           17,959        6,827       6,797     20,000      (1,673)    (1,703)    20,000
    13           18,856        6,637       6,607     20,000      (3,777)    (3,807)    20,000
    14           19,799        6,452       6,422     20,000      (6,273)    (6,303)    20,000
    15           20,789        6,271       6,241     20,000      (9,262)    (9,292)    20,000
    16           21,829        6,095       6,065     20,000     (12,883)   (12,913)    20,000
    17           22,920        5,923       5,893     20,000     (17,331)   (17,361)    20,000
    18           24,066        5,754       5,724     20,000     (22,882)   (22,912)    20,000
    19           25,270        5,590       5,560     20,000     (29,913)   (29,943)    20,000
    20           26,533        5,430       5,400     20,000     (38,939)   (38,969)    20,000
    25           33,864        4,682       4,652     20,000    (151,853)  (151,883)    20,000
    30           43,219        4,018       3,988     20,000    (712,670)  (712,700)    20,000
----------------------------------------------------------------------------------------------

 *]ixThese values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

14                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
                     MODIFIED SINGLE PREMIUM LIFE INSURANCE

                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
               ISSUE AGE: 65 MALE PREFERRED / 65 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $28,491

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.18% NET)

                                    CURRENT CHARGES*                GUARANTEED CHARGES**
               PREMIUMS     ------------------------------------------------------------------
  END OF     ACCUMULATED                  CASH                              CASH
 CONTRACT   AT 5% INTEREST   ACCOUNT    SURRENDER    DEATH     ACCOUNT    SURRENDER    DEATH
   YEAR        PER YEAR       VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT
----------------------------------------------------------------------------------------------
     1           10,500       10,921       9,895     28,491     10,921       9,895     28,491
     2           11,025       11,875      10,857     28,491     11,875      10,857     28,491
     3           11,576       12,895      11,889     28,491     12,895      11,889     28,491
     4           12,155       13,992      13,152     28,491     13,987      13,148     28,491
     5           12,763       15,185      14,365     28,491     15,158      14,338     28,491
     6           13,401       16,482      15,887     28,491     16,414      15,820     28,491
     7           14,071       17,893      17,329     28,491     17,765      17,201     28,491
     8           14,775       19,428      19,101     28,491     19,221      18,895     28,491
     9           15,513       21,097      20,814     28,491     20,800      20,518     28,491
    10           16,289       22,912      22,882     28,491     22,521      22,491     28,491
    11           17,103       25,088      25,058     28,491     24,618      24,588     28,491
    12           17,959       27,512      27,482     29,439     26,979      26,949     28,868
    13           18,856       30,186      30,156     32,299     29,599      29,569     31,672
    14           19,799       33,120      33,090     35,108     32,476      32,446     34,425
    15           20,789       36,323      36,293     38,503     35,616      35,586     37,754
    16           21,829       39,842      39,812     41,835     39,067      39,037     41,020
    17           22,920       43,680      43,650     45,864     42,829      42,799     44,971
    18           24,066       47,857      47,827     50,251     46,924      46,894     49,271
    19           25,270       52,435      52,435     55,057     51,375      51,375     53,944
    20           26,533       57,486      57,486     60,360     56,237      56,237     59,049
    25           33,864       91,047      91,047     95,600     87,116      87,116     91,472
    30           43,219      144,202     144,202    148,528    134,470     134,470    138,505
----------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE INSURANCE COMPANY                                               15
--------------------------------------------------------------------------------
                     MODIFIED SINGLE PREMIUM LIFE INSURANCE

                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
               ISSUE AGE: 65 MALE PREFERRED / 65 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $28,491

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.18% NET)

                                    CURRENT CHARGES*                GUARANTEED CHARGES**
               PREMIUMS     ------------------------------------------------------------------
  END OF     ACCUMULATED                  CASH                              CASH
 CONTRACT   AT 5% INTEREST   ACCOUNT    SURRENDER    DEATH     ACCOUNT    SURRENDER    DEATH
   YEAR        PER YEAR       VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT
----------------------------------------------------------------------------------------------
     1           10,500       10,331       9,319     28,491      10,331      9,319     28,491
     2           11,025       10,622       9,629     28,491      10,622      9,629     28,491
     3           11,576       10,898       9,927     28,491      10,897      9,927     28,491
     4           12,155       11,182      10,384     28,491      11,154     10,356     28,491
     5           12,763       11,474      10,701     28,491      11,385     10,613     28,491
     6           13,401       11,775      11,227     28,491      11,585     11,039     28,491
     7           14,071       12,084      11,564     28,491      11,744     11,226     28,491
     8           14,775       12,402      12,110     28,491      11,851     11,561     28,491
     9           15,513       12,730      12,468     28,491      11,890     11,630     28,491
    10           16,289       13,067      13,037     28,491      11,844     11,814     28,491
    11           17,103       13,521      13,491     28,491      11,791     11,761     28,491
    12           17,959       13,993      13,963     28,491      11,617     11,587     28,491
    13           18,856       14,482      14,452     28,491      11,295     11,265     28,491
    14           19,799       14,989      14,959     28,491      10,792     10,762     28,491
    15           20,789       15,515      15,485     28,491      10,063     10,033     28,491
    16           21,829       16,060      16,030     28,491       9,044      9,014     28,491
    17           22,920       16,626      16,596     28,491       7,648      7,618     28,491
    18           24,066       17,213      17,183     28,491       5,748      5,718     28,491
    19           25,270       17,821      17,791     28,491       3,171      3,141     28,491
    20           26,533       18,453      18,423     28,491        (326)      (356)    28,491
    25           33,864       21,978      21,948     28,491     (50,841)   (50,871)    28,491
    30           43,219       26,210      26,180     28,491    (360,867)  (360,897)    28,491
----------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

16                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
                     MODIFIED SINGLE PREMIUM LIFE INSURANCE

                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
               ISSUE AGE: 65 MALE PREFERRED / 65 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $28,491

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-.82% NET)

                                    CURRENT CHARGES*                GUARANTEED CHARGES**
               PREMIUMS     ------------------------------------------------------------------
  END OF     ACCUMULATED                  CASH                              CASH
 CONTRACT   AT 5% INTEREST   ACCOUNT    SURRENDER    DEATH     ACCOUNT    SURRENDER    DEATH
   YEAR        PER YEAR       VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT
----------------------------------------------------------------------------------------------
     1           10,500        9,742       8,762     28,491       9,742      8,762     28,491
     2           11,025        9,439       8,512     28,491       9,439      8,512     28,491
     3           11,576        9,128       8,254     28,491       9,116      8,243     28,491
     4           12,155        8,827       8,135     28,491       8,769      8,081     28,491
     5           12,763        8,535       7,886     28,491       8,390      7,752     28,491
     6           13,401        8,252       7,809     28,491       7,970      7,542     28,491
     7           14,071        7,977       7,568     28,491       7,498      7,112     28,491
     8           14,775        7,710       7,487     28,491       6,959      6,755     28,491
     9           15,513        7,451       7,253     28,491       6,332      6,160     28,491
    10           16,289        7,200       7,170     28,491       5,595      5,565     28,491
    11           17,103        7,012       6,982     28,491       4,762      4,732     28,491
    12           17,959        6,828       6,798     28,491       3,754      3,724     28,491
    13           18,856        6,649       6,619     28,491       2,534      2,504     28,491
    14           19,799        6,473       6,443     28,491       1,054      1,024     28,491
    15           20,789        6,301       6,271     28,491        (747)      (777)    28,491
    16           21,829        6,134       6,104     28,491      (2,956)    (2,986)    28,491
    17           22,920        5,969       5,939     28,491      (5,692)    (5,722)    28,491
    18           24,066        5,809       5,779     28,491      (9,123)    (9,153)    28,491
    19           25,270        5,651       5,621     28,491     (13,474)   (13,504)    28,491
    20           26,533        5,498       5,468     28,491     (19,045)   (19,075)    28,491
    25           33,864        4,779       4,749     28,491     (86,958)   (86,988)    28,491
    30           43,219        4,135       4,105     28,491    (415,703)  (415,733)    28,491
----------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE INSURANCE COMPANY                                               17
--------------------------------------------------------------------------------
                     MODIFIED SINGLE PREMIUM LIFE INSURANCE

                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
               ISSUE AGE: 65 MALE PREFERRED / 65 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $28,491

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.18% NET)

                                    CURRENT CHARGES*                GUARANTEED CHARGES**
               PREMIUMS     ------------------------------------------------------------------
  END OF     ACCUMULATED                  CASH                              CASH
 CONTRACT   AT 5% INTEREST   ACCOUNT    SURRENDER    DEATH     ACCOUNT    SURRENDER    DEATH
   YEAR        PER YEAR       VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT
----------------------------------------------------------------------------------------------
     1           10,500       10,552       9,772     28,491     10,552       9,772     28,491
     2           11,025       11,546      10,766     28,491     11,546      10,766     28,491
     3           11,576       12,616      11,836     28,491     12,616      11,836     28,491
     4           12,155       13,778      13,148     28,491     13,771      13,141     28,491
     5           12,763       15,050      14,420     28,491     15,018      14,388     28,491
     6           13,401       16,442      16,012     28,491     16,366      15,936     28,491
     7           14,071       17,966      17,536     28,491     17,829      17,399     28,491
     8           14,775       19,634      19,404     28,491     19,420      19,190     28,491
     9           15,513       21,461      21,231     28,491     21,160      20,930     28,491
    10           16,289       23,460      23,430     28,491     23,077      23,047     28,491
    11           17,103       25,696      25,666     28,491     25,249      25,219     28,491
    12           17,959       28,196      28,166     30,170     27,694      27,664     29,633
    13           18,856       30,936      30,906     33,102     30,385      30,355     32,513
    14           19,799       33,945      33,915     35,982     33,339      33,309     35,340
    15           20,789       37,228      37,198     39,462     36,563      36,533     38,758
    16           21,829       40,836      40,806     42,878     40,106      40,076     42,112
    17           22,920       44,770      44,740     47,009     43,970      43,940     46,169
    18           24,066       49,052      49,022     51,506     48,175      48,145     50,584
    19           25,270       53,745      53,745     56,433     52,746      52,746     55,383
    20           26,533       58,922      58,922     61,869     57,737      57,737     60,625
    25           33,864       93,322      93,322     97,989     89,440      89,440     93,912
    30           43,219      147,806     147,806    152,240    138,057     138,057    142,200
----------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

18                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
                     MODIFIED SINGLE PREMIUM LIFE INSURANCE

                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
               ISSUE AGE: 65 MALE PREFERRED / 65 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $28,491

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.18% NET)

                                    CURRENT CHARGES*                GUARANTEED CHARGES**
               PREMIUMS     ------------------------------------------------------------------
  END OF     ACCUMULATED                  CASH                              CASH
 CONTRACT   AT 5% INTEREST   ACCOUNT    SURRENDER    DEATH     ACCOUNT    SURRENDER    DEATH
   YEAR        PER YEAR       VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT
----------------------------------------------------------------------------------------------
     1           10,500        9,982       9,204     28,491       9,982      9,204     28,491
     2           11,025       10,327       9,547     28,491      10,327      9,547     28,491
     3           11,576       10,664       9,884     28,491      10,662      9,882     28,491
     4           12,155       11,013      10,383     28,491      10,980     10,350     28,491
     5           12,763       11,374      10,744     28,491      11,278     10,648     28,491
     6           13,401       11,748      11,318     28,491      11,549     11,119     28,491
     7           14,071       12,135      11,705     28,491      11,784     11,354     28,491
     8           14,775       12,536      12,306     28,491      11,972     11,742     28,491
     9           15,513       12,951      12,721     28,491      12,098     11,868     28,491
    10           16,289       13,381      13,351     28,491      12,146     12,116     28,491
    11           17,103       13,848      13,818     28,491      12,115     12,085     28,491
    12           17,959       14,331      14,301     28,491      11,968     11,938     28,491
    13           18,856       14,833      14,803     28,491      11,677     11,647     28,491
    14           19,799       15,353      15,323     28,491      11,212     11,182     28,491
    15           20,789       15,892      15,862     28,491      10,529     10,499     28,491
    16           21,829       16,452      16,422     28,491       9,567      9,537     28,491
    17           22,920       17,032      17,002     28,491       8,241      8,211     28,491
    18           24,066       17,634      17,604     28,491       6,430      6,400     28,491
    19           25,270       18,258      18,228     28,491       3,968      3,938     28,491
    20           26,533       18,906      18,876     28,491         620        590     28,491
    25           33,864       22,522      22,492     28,491     (47,873)   (47,903)    28,491
    30           43,219       26,863      26,833     28,491    (345,743)  (345,773)    28,491
----------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE INSURANCE COMPANY                                               19
--------------------------------------------------------------------------------
                     MODIFIED SINGLE PREMIUM LIFE INSURANCE

                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
               ISSUE AGE: 65 MALE PREFERRED / 65 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $28,491

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-.82% NET)

                                    CURRENT CHARGES*                GUARANTEED CHARGES**
               PREMIUMS     ------------------------------------------------------------------
  END OF     ACCUMULATED                  CASH                              CASH
 CONTRACT   AT 5% INTEREST   ACCOUNT    SURRENDER    DEATH     ACCOUNT    SURRENDER    DEATH
   YEAR        PER YEAR       VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT
----------------------------------------------------------------------------------------------
    1            10,500        9,412       8,676     28,491       9,412      8,676     28,491
    2            11,025        9,177       8,459     28,491       9,177      8,459     28,491
    3            11,576        8,932       8,232     28,491       8,918      8,220     28,491
    4            12,155        8,693       8,142     28,491       8,631      8,084     28,491
    5            12,763        8,460       7,922     28,491       8,309      7,781     28,491
    6            13,401        8,232       7,873     28,491       7,943      7,595     28,491
    7            14,071        8,010       7,659     28,491       7,522      7,191     28,491
    8            14,775        7,792       7,607     28,491       7,029      6,859     28,491
    9            15,513        7,580       7,399     28,491       6,446      6,287     28,491
    10           16,289        7,373       7,343     28,491       5,748      5,718     28,491
    11           17,103        7,181       7,151     28,491       4,917      4,887     28,491
    12           17,959        6,994       6,964     28,491       3,912      3,882     28,491
    13           18,856        6,811       6,781     28,491       2,696      2,666     28,491
    14           19,799        6,632       6,602     28,491       1,223      1,193     28,491
    15           20,789        6,456       6,426     28,491        (571)      (601)    28,491
    16           21,829        6,285       6,255     28,491      (2,769)    (2,799)    28,491
    17           22,920        6,117       6,087     28,491      (5,493)    (5,523)    28,491
    18           24,066        5,954       5,924     28,491      (8,907)    (8,937)    28,491
    19           25,270        5,793       5,763     28,491     (13,236)   (13,266)    28,491
    20           26,533        5,636       5,606     28,491     (18,779)   (18,809)    28,491
    25           33,864        4,903       4,873     28,491     (86,335)   (86,365)    28,491
    30           43,219        4,246       4,216     28,491    (413,335)  (413,365)    28,491
----------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

 REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------
TO HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FIVE AND TO THE
 OWNERS OF UNITS OF INTEREST THEREIN:

We have audited the accompanying statements of assets and liabilities of Hartford Life Insurance Company Separate Account Five (Money Market, North American Government Securities, Balanced Growth, Utilities, Dividend Growth, Value-Added Market, Growth, American Opportunities, Global Equity, Developing Growth, Emerging Markets, Diversified Income, Mid-Cap Equity, High Yield, Mid-Cap Value, Strategic Stock and Enterprise sub-accounts) (collectively, the Account), as of December 31, 2000, and the related statements of operations, including the Emerging Markets Debt sub-account, for the year then ended and the statements of changes in net assets, including the Emerging Markets Debt sub-account, for the two years then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2000, and the results of their operations and the changes in their net assets for the periods presented in conformity with accounting principles generally accepted in the United States.

Hartford, Connecticut
February 21, 2001                                            ARTHUR ANDERSEN LLP

_____________________________________ SA-1 _____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2000

                                         NORTH AMERICAN
                                           GOVERNMENT
                           MONEY MARKET    SECURITIES
                           SUB-ACCOUNT    SUB-ACCOUNT
                           ------------  --------------
ASSETS:
  Investments in Morgan
   Stanley Dean Witter
   Select Dimensions
   Investment Series:
    Money Market
     Portfolio
      Shares 59,369
      Cost $59,369
      Market Value.......    $59,369         --
    North American
     Government
     Securities Portfolio
      Shares 119
      Cost $1,195
      Market Value.......     --             $1,198
    Balanced Growth
     Portfolio
      Shares 205
      Cost $2,891
      Market Value.......     --             --
    Utilities Portfolio
      Shares 1,401
      Cost $24,299
      Market Value.......     --             --
    Dividend Growth
     Portfolio
      Shares 7,300
      Cost $134,735
      Market Value.......     --             --
    Value-Added Market
     Portfolio
      Shares 1,297
      Cost $24,901
      Market Value.......     --             --
    Growth Portfolio
      Shares 82
      Cost $1,259
      Market Value.......     --             --
    American
     Opportunities
     Portfolio
      Shares 1,600
      Cost $38,284
      Market Value.......     --             --
    Global Equity
     Portfolio
      Shares 2,443
      Cost $34,920
      Market Value.......     --             --
    Developing Growth
     Portfolio
      Shares 2,413
      Cost $53,037
      Market Value.......     --             --
  Due from Hartford Life
   Insurance Company.....     --             --
  Receivable from fund
   shares sold...........     --             --
                             -------         ------
  Total Assets...........     59,369          1,198
                             -------         ------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....     --             --
  Payable for fund shares
   purchased.............     --             --
                             -------         ------
  Total Liabilities......     --             --
                             -------         ------
  Net Assets (variable
   life contract
   liabilities)..........    $59,369         $1,198
                             =======         ======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-2 _____________________________________

                            BALANCED                  DIVIDEND    VALUE-ADDED                 AMERICAN       GLOBAL     DEVELOPING
                             GROWTH      UTILITIES     GROWTH       MARKET       GROWTH     OPPORTUNITIES    EQUITY       GROWTH
                           SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  -----------  -----------  -----------  -----------  -------------  -----------  -----------
ASSETS:
  Investments in Morgan
   Stanley Dean Witter
   Select Dimensions
   Investment Series:
    Money Market
     Portfolio
      Shares 59,369
      Cost $59,369
      Market Value.......     --           --           --           --           --            --            --           --
    North American
     Government
     Securities Portfolio
      Shares 119
      Cost $1,195
      Market Value.......     --           --           --           --           --            --            --           --
    Balanced Growth
     Portfolio
      Shares 205
      Cost $2,891
      Market Value.......    $3,046        --           --           --           --            --            --           --
    Utilities Portfolio
      Shares 1,401
      Cost $24,299
      Market Value.......     --          $33,632       --           --           --            --            --           --
    Dividend Growth
     Portfolio
      Shares 7,300
      Cost $134,735
      Market Value.......     --           --         $115,712       --           --            --            --           --
    Value-Added Market
     Portfolio
      Shares 1,297
      Cost $24,901
      Market Value.......     --           --           --          $26,913       --            --            --           --
    Growth Portfolio
      Shares 82
      Cost $1,259
      Market Value.......     --           --           --           --          $1,597         --            --           --
    American
     Opportunities
     Portfolio
      Shares 1,600
      Cost $38,284
      Market Value.......     --           --           --           --           --           $45,720        --           --
    Global Equity
     Portfolio
      Shares 2,443
      Cost $34,920
      Market Value.......     --           --           --           --           --            --           $42,163       --
    Developing Growth
     Portfolio
      Shares 2,413
      Cost $53,037
      Market Value.......     --           --           --           --           --            --            --          $62,582
  Due from Hartford Life
   Insurance Company.....     --           --           --           --           --            --            --           --
  Receivable from fund
   shares sold...........     --           --           --           --           --            --            --           --
                             ------       -------     --------      -------      ------        -------       -------      -------
  Total Assets...........     3,046        33,632      115,712       26,913       1,597         45,720        42,163       62,582
                             ------       -------     --------      -------      ------        -------       -------      -------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....     --           --           --           --           --            --            --           --
  Payable for fund shares
   purchased.............     --           --           --           --           --            --            --           --
                             ------       -------     --------      -------      ------        -------       -------      -------
  Total Liabilities......     --           --           --           --           --            --            --           --
                             ------       -------     --------      -------      ------        -------       -------      -------
  Net Assets (variable
   life contract
   liabilities)..........    $3,046       $33,632     $115,712      $26,913      $1,597        $45,720       $42,163      $62,582
                             ======       =======     ========      =======      ======        =======       =======      =======

_____________________________________ SA-3 _____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2000

                            EMERGING    DIVERSIFIED
                             MARKETS      INCOME
                           SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  -----------
ASSETS:
  Investments in Morgan
   Stanley Dean Witter
   Select Dimensions
   Investment Series:
    Emerging Markets
     Portfolio
      Shares 83
      Cost $1,016
      Market Value.......     $863         --
    Diversified Income
     Portfolio
      Shares 897
      Cost $9,104
      Market Value.......    --           $7,013
    Mid-Cap Equity
     Portfolio
      Shares 1,219
      Cost $24,091
      Market Value.......    --            --
  Investments in Morgan
   Stanley Dean Witter
   Universal
   Funds, Inc.:
    High Yield Portfolio
      Shares 121
      Cost $1,275
      Market Value.......    --            --
    Mid-Cap Value
     Portfolio
      Shares 89
      Cost $1,353
      Market Value.......    --            --
  Investments in Van
   Kampen Life Investment
   Trust:
    Strategic Stock
     Portfolio
      Shares 93
      Cost $1,066
      Market Value.......    --            --
    Enterprise Portfolio
      Shares 56
      Cost $1,218
      Market Value.......    --            --
  Due from Hartford Life
   Insurance Company.....    --            --
  Receivable from fund
   shares sold...........    --            --
                              ----        ------
  Total Assets...........      863         7,013
                              ----        ------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....    --            --
  Payable for fund shares
   purchased.............    --            --
                              ----        ------
  Total Liabilities......    --            --
                              ----        ------
  Net Assets (variable
   life contract
   liabilities)..........     $863        $7,013
                              ====        ======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-4 _____________________________________

                                                             MID-CAP
                            MID-CAP EQUITY    HIGH YIELD      VALUE      STRATEGIC STOCK    ENTERPRISE
                              SUB-ACCOUNT     SUB-ACCOUNT  SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
                           -----------------  -----------  -----------  ------------------  -----------
ASSETS:
  Investments in Morgan
   Stanley Dean Witter
   Select Dimensions
   Investment Series:
    Emerging Markets
     Portfolio
      Shares 83
      Cost $1,016
      Market Value.......       --              --            --             --                --
    Diversified Income
     Portfolio
      Shares 897
      Cost $9,104
      Market Value.......       --              --            --             --                --
    Mid-Cap Equity
     Portfolio
      Shares 1,219
      Cost $24,091
      Market Value.......       $18,757         --            --             --                --
  Investments in Morgan
   Stanley Dean Witter
   Universal
   Funds, Inc.:
    High Yield Portfolio
      Shares 121
      Cost $1,275
      Market Value.......       --               $963         --             --                --
    Mid-Cap Value
     Portfolio
      Shares 89
      Cost $1,353
      Market Value.......       --              --           $1,343          --                --
  Investments in Van
   Kampen Life Investment
   Trust:
    Strategic Stock
     Portfolio
      Shares 93
      Cost $1,066
      Market Value.......       --              --            --              $1,112           --
    Enterprise Portfolio
      Shares 56
      Cost $1,218
      Market Value.......       --              --            --             --               $1,138
  Due from Hartford Life
   Insurance Company.....       --              --            --             --                --
  Receivable from fund
   shares sold...........       --              --            --             --                --
                                -------          ----        ------           ------          ------
  Total Assets...........        18,757           963         1,343            1,112           1,138
                                -------          ----        ------           ------          ------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       --              --            --             --                --
  Payable for fund shares
   purchased.............       --              --            --             --                --
                                -------          ----        ------           ------          ------
  Total Liabilities......       --              --            --             --                --
                                -------          ----        ------           ------          ------
  Net Assets (variable
   life contract
   liabilities)..........       $18,757          $963        $1,343           $1,112          $1,138
                                =======          ====        ======           ======          ======

_____________________________________ SA-5 _____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2000

                                        UNITS
                                       OWNED BY        UNIT       CONTRACT
                                     PARTICIPANTS     PRICE      LIABILITY
                                     ------------  ------------  ----------
VARIABLE LIFE CONTRACTS:
  Money Market Portfolio...........      49,231     $ 1.205928    $ 59,369
  North American Government
   Securities Portfolio............         100      11.983893       1,198
  Balanced Growth Portfolio........         216      14.113071       3,046
  Utilities Portfolio..............       1,585      21.218258      33,632
  Dividend Growth Portfolio........       8,175      14.153548     115,712
  Value-Added Market Portfolio.....       1,650      16.315116      26,913
  Growth Portfolio.................         100      15.971741       1,597
  American Opportunities
   Portfolio.......................       1,859      24.596272      45,720
  Global Equity Portfolio..........       2,902      14.531150      42,163
  Developing Growth Portfolio......       3,159      19.810372      62,582
  Emerging Markets Portfolio.......         100       8.634847         863
  Diversified Income Portfolio.....         677      10.365704       7,013
  Mid-Cap Equity Portfolio.........       1,077      17.414231      18,757
  High Yield Portfolio.............         100       9.626875         963
  Mid-Cap Value Portfolio..........         100      13.433931       1,343
  Strategic Stock Portfolio........         100      11.124031       1,112
  Enterprise Portfolio.............         100      11.383474       1,138
                                                                  --------
GRAND TOTAL:.......................                               $423,121
                                                                  ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-6 _____________________________________

                      [This page intentionally left blank]

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000

                                         NORTH AMERICAN
                                           GOVERNMENT
                           MONEY MARKET    SECURITIES
                           SUB-ACCOUNT    SUB-ACCOUNT
                           ------------  --------------
INVESTMENT INCOME:
  Dividends..............     $3,409          $ 68
                              ------          ----
    Net investment
     income..............      3,409            68
                              ------          ----
CAPITAL GAINS INCOME.....     --            --
                              ------          ----
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     --            --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     --                 6
                              ------          ----
    Net gain (loss) on
     investments.........     --                 6
                              ------          ----
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $3,409          $ 74
                              ======          ====

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-8 _____________________________________

                            BALANCED                  DIVIDEND    VALUE-ADDED                 AMERICAN       GLOBAL     DEVELOPING
                             GROWTH      UTILITIES     GROWTH       MARKET       GROWTH     OPPORTUNITIES    EQUITY       GROWTH
                           SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  -----------  -----------  -----------  -----------  -------------  -----------  -----------
INVESTMENT INCOME:
  Dividends..............     $102        $   541     $  2,340      $  106        $--         $ --           $   145     $      5
                              ----        -------     --------      ------        -----       --------       -------     --------
    Net investment
     income..............      102            541        2,340         106        --            --               145            5
                              ----        -------     --------      ------        -----       --------       -------     --------
CAPITAL GAINS INCOME.....       23          1,923       22,928       2,268          106          2,294         2,892       12,989
                              ----        -------     --------      ------        -----       --------       -------     --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        1            115       (1,430)         25        --            20,172           897          (25)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       56         (3,186)     (18,821)        492         (317)       (19,806)       (6,602)     (31,005)
                              ----        -------     --------      ------        -----       --------       -------     --------
    Net gain (loss) on
     investments.........       57         (3,071)     (20,251)        517         (317)          (366)       (5,705)     (31,030)
                              ----        -------     --------      ------        -----       --------       -------     --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $182        $  (607)    $  5,017      $2,891        $(211)      $  2,660       $(2,668)    $(18,036)
                              ====        =======     ========      ======        =====       ========       =======     ========

_____________________________________ SA-9 _____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2000

                            EMERGING    DIVERSIFIED
                             MARKETS      INCOME
                           SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  -----------
INVESTMENT INCOME:
  Dividends..............     $--         $ 1,672
                              -----       -------
    Net investment
     income..............     --            1,672
                              -----       -------
CAPITAL GAINS INCOME.....     --           --
                              -----       -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized (loss)
   gain on security
   transactions..........     --           (4,296)
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period ...............      (346)        1,951
                              -----       -------
    Net (loss) gain on
     investments.........      (346)       (2,345)
                              -----       -------
    Net (decrease)
     increase in net
     assets resulting
     from operations.....     $(346)      $  (673)
                              =====       =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-10 ____________________________________

                                                             MID-CAP      EMERGING
                            MID-CAP EQUITY    HIGH YIELD      VALUE     MARKETS DEBT   STRATEGIC STOCK    ENTERPRISE
                              SUB-ACCOUNT     SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                           -----------------  -----------  -----------  ------------  ------------------  -----------
INVESTMENT INCOME:
  Dividends..............      $--               $ 126        $  2        $--                $ 17            $   2
                               --------          -----        ----        -------            ----            -----
    Net investment
     income..............       --                 126           2         --                  17                2
                               --------          -----        ----        -------            ----            -----
CAPITAL GAINS INCOME.....           619          --            173         --                  36              135
                               --------          -----        ----        -------            ----            -----
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized (loss)
   gain on security
   transactions..........            39          --          --            (3,906)        --                 --
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period ...............       (10,194)          (240)        (45)         5,974              31             (333)
                               --------          -----        ----        -------            ----            -----
    Net (loss) gain on
     investments.........       (10,155)          (240)         45          2,068              31             (333)
                               --------          -----        ----        -------            ----            -----
    Net (decrease)
     increase in net
     assets resulting
     from operations.....      $ (9,536)         $(114)       $130        $ 2,068            $ 84            $(196)
                               ========          =====        ====        =======            ====            =====

_____________________________________ SA-11 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2000

                                         NORTH AMERICAN
                                           GOVERNMENT
                           MONEY MARKET    SECURITIES
                           SUB-ACCOUNT    SUB-ACCOUNT
                           ------------  --------------
OPERATIONS:
  Net investment
   income................    $ 3,409         $   68
  Capital gains income...     --             --
  Net realized gain
   (loss) on security
   transactions..........     --             --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     --                  6
                             -------         ------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      3,409             74
                             -------         ------
UNIT TRANSACTIONS:
  Purchases..............     --             --
  Net transfers..........     --             --
  Surrenders for benefit
   payments and fees.....       (519)        --
  Net loan activity......     --             --
  Cost of insurance......       (905)        --
                             -------         ------
  Net (decrease) increase
   in net assets
   resulting from unit
   transactions..........     (1,424)        --
                             -------         ------
  Net increase (decrease)
   in net assets.........      1,985             74
NET ASSETS:
  Beginning of period....     57,384          1,124
                             -------         ------
  End of period..........    $59,369         $1,198
                             =======         ======

HARTFORD LIFE INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS
 FOR THE YEAR ENDED DECEMBER 31, 1999

                                         NORTH AMERICAN
                                           GOVERNMENT
                           MONEY MARKET   SECURTITIES
                           SUB-ACCOUNT    SUB-ACCOUNT
                           ------------  --------------
OPERATIONS:
  Net investment
   income................    $ 1,496         $   50
  Capital gains income...     --             --
  Net realized (loss)
   gain on security
   transactions..........     --             --
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................     --                (13)
                             -------         ------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      1,496             37
                             -------         ------
UNIT TRANSACTIONS:
  Purchases..............     61,367         --
  Net transfers..........    (26,487)        --
  Surrenders for benefit
   payments and fees.....     (1,394)        --
  Net loan activity......     --             --
  Cost of insurance......       (574)        --
                             -------         ------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     32,912         --
                             -------         ------
  Net increase (decrease)
   in net assets.........     34,408             37
NET ASSETS:
  Beginning of period....     22,976          1,087
                             -------         ------
  End of period..........    $57,384         $1,124
                             =======         ======

  *  Formerly American Value Sub-Account; change effective May 1, 1999.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-12 ____________________________________

                            BALANCED                  DIVIDEND    VALUE-ADDED                 AMERICAN       GLOBAL     DEVELOPING
                             GROWTH      UTILITIES     GROWTH       MARKET       GROWTH     OPPORTUNITIES    EQUITY       GROWTH
                           SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  -----------  -----------  -----------  -----------  -------------  -----------  -----------
OPERATIONS:
  Net investment
   income................    $  102       $   541     $  2,340      $   106      $--          $ --           $   145     $      5
  Capital gains income...        23         1,923       22,928        2,268         106          2,294         2,892       12,989
  Net realized gain
   (loss) on security
   transactions..........         1           115       (1,430)          25       --            20,172           897          (25)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        56        (3,186)     (18,821)         492        (317)       (19,806)       (6,602)     (31,005)
                             ------       -------     --------      -------      ------       --------       -------     --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       182          (607)       5,017        2,891        (211)         2,660        (2,668)     (18,036)
                             ------       -------     --------      -------      ------       --------       -------     --------
UNIT TRANSACTIONS:
  Purchases..............     --           --           --           --           --            --            --           --
  Net transfers..........     --           --           (5,000)      --           --            26,163        (5,000)       5,000
  Surrenders for benefit
   payments and fees.....       (27)         (294)        (905)        (198)      --           (57,895)         (389)        (613)
  Net loan activity......     --           --           --           --           --            --            --           --
  Cost of insurance......       (44)         (569)      (1,711)        (386)      --              (619)         (800)      (1,179)
                             ------       -------     --------      -------      ------       --------       -------     --------
  Net (decrease) increase
   in net assets
   resulting from unit
   transactions..........       (71)         (863)      (7,616)        (584)      --           (32,351)       (6,189)       3,208
                             ------       -------     --------      -------      ------       --------       -------     --------
  Net increase (decrease)
   in net assets.........       111        (1,470)      (2,599)       2,307        (211)       (29,691)       (8,857)     (14,828)
NET ASSETS:
  Beginning of period....     2,935        35,102      118,311       24,606       1,808         75,411        51,020       77,410
                             ------       -------     --------      -------      ------       --------       -------     --------
  End of period..........    $3,046       $33,632     $115,712      $26,913      $1,597       $ 45,720       $42,163     $ 62,582
                             ======       =======     ========      =======      ======       ========       =======     ========

                            BALANCED                  DIVIDEND    VALUE-ADDED                 AMERICAN       GLOBAL     DEVELOPING
                             GROWTH      UTILITIES     GROWTH       MARKET       GROWTH     OPPORTUNITIES    EQUITY       GROWTH
                           SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT*   SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  -----------  -----------  -----------  -----------  -------------  -----------  -----------
OPERATIONS:
  Net investment
   income................    $   132      $   484     $  2,189      $   276      $--          $    189       $   115     $     28
  Capital gains income...        489          211       10,067          903         112          5,387        --           --
  Net realized (loss)
   gain on security
   transactions..........        (31)         729          954           43       --               889           311        1,381
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................       (447)       9,952      (13,521)       1,623         395         21,069        11,619       37,162
                             -------      -------     --------      -------      ------       --------       -------     --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        143       11,376         (311)       2,845         507         27,534        12,045       38,571
                             -------      -------     --------      -------      ------       --------       -------     --------
UNIT TRANSACTIONS:
  Purchases..............     --           --           --           --           --            --            --           --
  Net transfers..........     --           --           (3,532)      --           --            16,776        13,244       --
  Surrenders for benefit
   payments and fees.....     (1,349)      (2,354)      (2,344)      (1,631)      --            (3,044)       (1,396)      (2,880)
  Net loan activity......     --           --           --           --           --            --            --           --
  Cost of insurance......        (46)        (431)      (1,890)        (370)      --              (882)         (608)        (767)
                             -------      -------     --------      -------      ------       --------       -------     --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (1,395)      (2,785)      (7,766)      (2,001)      --            12,850        11,240       (3,647)
                             -------      -------     --------      -------      ------       --------       -------     --------
  Net increase (decrease)
   in net assets.........     (1,252)       8,591       (8,077)         844         507         40,384        23,285       34,924
NET ASSETS:
  Beginning of period....      4,187       26,511      126,388       23,762       1,301         35,027        27,735       42,486
                             -------      -------     --------      -------      ------       --------       -------     --------
  End of period..........    $ 2,935      $35,102     $118,311      $24,606      $1,808       $ 75,411       $51,020     $ 77,410
                             =======      =======     ========      =======      ======       ========       =======     ========

_____________________________________ SA-13 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2000

                            EMERGING    DIVERSIFIED
                             MARKETS      INCOME
                           SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  -----------
OPERATIONS:
  Net investment
   income................    $--          $ 1,672
  Capital gains income...     --           --
  Net realized (loss)
   gain on security
   transactions..........     --           (4,296)
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................      (346)        1,951
                             ------       -------
  Net (decrease) increase
   in net assets
   resulting from
   operations............      (346)         (673)
                             ------       -------
UNIT TRANSACTIONS:
  Purchases..............     --           --
  Net transfers..........     --          (21,118)
  Surrenders for benefit
   payments and fees.....     --           --
  Net loan activity......     --             (180)
  Cost of insurance......     --             (338)
                             ------       -------
  Net (decrease) increase
   in net assets
   resulting from unit
   transactions..........     --          (21,636)
                             ------       -------
  Net (decrease) increase
   in net assets.........      (346)      (22,309)
NET ASSETS:
  Beginning of period....     1,209        29,322
                             ------       -------
  End of period..........    $  863       $ 7,013
                             ======       =======

HARTFORD LIFE INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
 FOR THE YEAR ENDED DECEMBER 31, 1999

                            EMERGING    DIVERSIFIED
                             MARKETS      INCOME
                           SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  -----------
OPERATIONS:
  Net investment
   income................    $    1       $ 2,609
  Capital gains income...     --           --
  Net realized (loss)
   gain on security
   transactions .........     --              (27)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period ...............       549        (3,155)
                             ------       -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       550          (573)
                             ------       -------
UNIT TRANSACTIONS:
  Purchases..............     --           --
  Net transfers..........     --           --
  Surrenders for benefit
   payments and fees ....     --           (1,336)
  Net loan activity......     --           --
  Cost of insurance......     --             (464)
                             ------       -------
  Net decrease in net
   assets resulting from
   unit transactions.....     --           (1,800)
                             ------       -------
  Net increase (decrease)
   in net assets.........       550        (2,373)
NET ASSETS:
  Beginning of period....       659        31,695
                             ------       -------
  End of period..........    $1,209       $29,322
                             ======       =======

 **  Formerly Mid-Cap Growth Sub-Account; change effective September 8, 1999

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-14 ____________________________________

                                                             MID-CAP      EMERGING
                            MID-CAP EQUITY    HIGH YIELD      VALUE     MARKETS DEBT   STRATEGIC STOCK    ENTERPRISE
                              SUB-ACCOUNT     SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                           -----------------  -----------  -----------  ------------  ------------------  -----------
OPERATIONS:
  Net investment
   income................       $--             $  126       $    2       $ --              $   17          $    2
  Capital gains income...           619          --             173         --                  36             135
  Net realized (loss)
   gain on security
   transactions..........            39          --           --            (3,906)        --                --
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................       (10,194)          (240)         (45)         5,974              31            (333)
                                -------         ------       ------       --------          ------          ------
  Net (decrease) increase
   in net assets
   resulting from
   operations............        (9,536)          (114)         130          2,068              84            (196)
                                -------         ------       ------       --------          ------          ------
UNIT TRANSACTIONS:
  Purchases..............       --               --           --            --             --                --
  Net transfers..........        19,535          --           --           (19,581)        --                --
  Surrenders for benefit
   payments and fees.....          (132)         --           --               (98)        --                --
  Net loan activity......       --               --           --            --             --                --
  Cost of insurance......          (235)         --           --              (192)        --                --
                                -------         ------       ------       --------          ------          ------
  Net (decrease) increase
   in net assets
   resulting from unit
   transactions..........        19,168          --           --           (19,871)        --                --
                                -------         ------       ------       --------          ------          ------
  Net (decrease) increase
   in net assets.........         9,632           (114)         130        (17,803)             84            (196)
NET ASSETS:
  Beginning of period....         9,125          1,077        1,213         17,803           1,028           1,334
                                -------         ------       ------       --------          ------          ------
  End of period..........       $18,757         $  963       $1,343       $ --              $1,112          $1,138
                                =======         ======       ======       ========          ======          ======

                                                             MID-CAP      EMERGING
                            MID-CAP EQUITY    HIGH YIELD      VALUE     MARKETS DEBT   STRATEGIC STOCK    ENTERPRISE
                             SUB-ACCOUNT**    SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                           -----------------  -----------  -----------  ------------  ------------------  -----------
OPERATIONS:
  Net investment
   income................       $    37         $   81       $    2       $ 2,275           $   10          $    3
  Capital gains income...       --               --             145        --                    3              78
  Net realized (loss)
   gain on security
   transactions .........         1,280          --           --               51          --                --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period ...............         4,213            (10)          60         1,949              (18)            193
                                -------         ------       ------       -------           ------          ------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         5,530             71          207         4,275               (5)            274
                                -------         ------       ------       -------           ------          ------
UNIT TRANSACTIONS:
  Purchases..............       --               --           --           --              --                --
  Net transfers..........       --               --           --             (998)         --                --
  Surrenders for benefit
   payments and fees ....        (2,436)         --           --           --              --                --
  Net loan activity......       --               --           --           --              --                --
  Cost of insurance......           (89)         --           --             (239)         --                --
                                -------         ------       ------       -------           ------          ------
  Net decrease in net
   assets resulting from
   unit transactions.....        (2,525)         --           --           (1,237)         --                --
                                -------         ------       ------       -------           ------          ------
  Net increase (decrease)
   in net assets.........         3,005             71          207         3,038               (5)            274
NET ASSETS:
  Beginning of period....         6,120          1,006        1,006        14,765            1,033           1,060
                                -------         ------       ------       -------           ------          ------
  End of period..........       $ 9,125         $1,077       $1,213       $17,803           $1,028          $1,334
                                =======         ======       ======       =======           ======          ======

_____________________________________ SA-15 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2000

 1.  ORGANIZATION:

    Separate Account Five (the Account) is a separate investment account within Hartford Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life policyowners of the Company in various mutual funds (the Funds) as directed by the policyowners.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

   a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents those dividends from the Funds which are characterized as capital gains under tax regulations.

   b) SECURITY VALUATION--The investment in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2000.

   c) UNIT TRANSACTIONS--Unit transactions are executed based on the unit values calculated at the close of the business day.

   d) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

   e) USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

   a) COST OF INSURANCE CHARGE--In accordance with terms of the policies, the Company assesses deductions for costs of insurance to cover the Company's anticipated mortality costs. Because a policy's account value and death benefit may vary from month to month, the cost of insurance charge may also vary.

   b) DEDUCTION OF ANNUAL MAINTENANCE FEE--Annual maintenance fees are deducted through termination of units of interest from applicable policyowners' accounts, in accordance with the terms of the policies. These charges are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

   c) TAX EXPENSE CHARGE--The Company will deduct monthly from the account value a tax expense charge equal to an annual rate of 0.40% for the first ten years. During the first nine policy years, a premium tax charge will be imposed on full or partial surrenders at a maximum rate of 2.25%. These charges are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

_____________________________________ SA-16 ____________________________________

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
              ----------------------------------------------------

To Hartford Life Insurance Company:

We have audited the accompanying Consolidated Balance Sheets of Hartford Life Insurance Company and subsidiaries as of December 31, 2000 and 1999, and the related Consolidated Statements of Income, Changes in Stockholder's Equity and Cash Flows for each of the three years in the period ended December 31, 2000. These Consolidated Financial Statements and the schedules referred to below are the responsibility of Hartford Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the Consolidated Financial Statements referred to above present fairly, in all material respects, the financial position of Hartford Life Insurance Company and subsidiaries as of December 31, 2000 and 1999, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2000 in conformity with accounting principles generally accepted in the United States.

Our audits were made for the purpose of forming an opinion on the basic financial statements taken as a whole. The schedules listed in the Index to Consolidated Financial Statements and Schedules are presented for the purpose of complying with the Securities and Exchange Commission's rules and are not part of the basic financial statements. These schedules have been subjected to the auditing procedures applied in the audits of the basic financial statements and, in our opinion, fairly state in all material respects the financial data required to be set forth therein in relation to the basic financial statements taken as a whole.

Hartford, Connecticut
January 25, 2001                                             ARTHUR ANDERSEN LLP

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                       CONSOLIDATED STATEMENTS OF INCOME

                                                                    FOR THE YEARS ENDED
                                                                        DECEMBER 31,
----------------------------------------------------------------------------------------------
                                                               2000         1999         1998
----------------------------------------------------------------------------------------------
                                                                       (in millions)
REVENUES
  Fee income                                                  $2,109       $1,935       $2,089
  Earned premiums and other                                       97          110          129
  Net investment income                                        1,326        1,359        1,759
  Net realized capital losses                                    (85)          (4)          (2)
----------------------------------------------------------------------------------------------
                                              TOTAL REVENUES   3,447        3,400        3,975
----------------------------------------------------------------------------------------------
BENEFITS, CLAIMS AND EXPENSES
  Benefits, claims and claim adjustment expenses               1,495        1,574        1,911
  Insurance expenses and other                                   600          631          766
  Amortization of deferred policy acquisition costs              604          539          431
  Dividends to policyholders                                      67          104          329
----------------------------------------------------------------------------------------------
                         TOTAL BENEFITS, CLAIMS AND EXPENSES   2,766        2,848        3,437
----------------------------------------------------------------------------------------------
  Income before income tax expense                               681          552          538
  Income tax expense                                             194          191          188
----------------------------------------------------------------------------------------------
                                                  NET INCOME  $  487       $  361       $  350
----------------------------------------------------------------------------------------------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                          CONSOLIDATED BALANCE SHEETS

                                                                     AS OF DECEMBER 31,
------------------------------------------------------------------------------------------

                                                                     2000           1999
------------------------------------------------------------------------------------------
                                                                    (in millions, except
                                                                       for share data)
ASSETS
  Investments
  Fixed maturities, available for sale, at fair value
   (amortized cost of $14,219 and $13,923)                         $ 14,257       $ 13,499
  Equity securities, available for sale, at fair value                   48             56
  Policy loans, at outstanding balance                                3,573          4,187
  Other investments                                                     784            342
------------------------------------------------------------------------------------------
                                           TOTAL INVESTMENTS         18,662         18,084
------------------------------------------------------------------------------------------
  Cash                                                                   56             55
  Premiums receivable and agents' balances                               15             29
  Reinsurance recoverables                                            1,257          1,274
  Deferred policy acquisition costs                                   4,325          4,013
  Deferred income tax                                                   239            459
  Other assets                                                          537            654
  Separate account assets                                           113,744        110,397
------------------------------------------------------------------------------------------
                                                TOTAL ASSETS       $138,835       $134,965
------------------------------------------------------------------------------------------
LIABILITIES
  Future policy benefits                                           $  4,828       $  4,332
  Other policyholder funds                                           14,947         16,004
  Other liabilities                                                   2,124          1,613
  Separate account liabilities                                      113,744        110,397
------------------------------------------------------------------------------------------
                                           TOTAL LIABILITIES        135,643        132,346
------------------------------------------------------------------------------------------
COMMITMENTS AND CONTINGENCIES, NOTE 12
STOCKHOLDER'S EQUITY
  Common stock -- 1,000 shares authorized, issued and
   outstanding, par value $5,690                                          6              6
  Capital surplus                                                     1,045          1,045
  Accumulated other comprehensive income (loss)
    Net unrealized capital gains (losses) on securities, net
     of tax                                                              16           (255)
------------------------------------------------------------------------------------------
         TOTAL ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)             16           (255)
------------------------------------------------------------------------------------------
  Retained earnings                                                   2,125          1,823
------------------------------------------------------------------------------------------
                                  TOTAL STOCKHOLDER'S EQUITY          3,192          2,619
------------------------------------------------------------------------------------------
                  TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY       $138,835       $134,965
------------------------------------------------------------------------------------------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
           CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY

                                                               Accumulated Other
                                                                 Comprehensive
                                                                 Income (Loss)
                                                               -----------------
                                                               Net Unrealized
                                                               Capital Gains
                                                               (Losses) on                        Total
                                            Common   Capital   Securities,         Retained     Stockholder's
                                            Stock    Surplus   Net of Tax          Earnings      Equity
-------------------------------------------------------------------------------------------------------------
                                                                     (in millions)
2000
Balance, December 31, 1999                    $6     $1,045          $(255)          $1,823        $2,619
Comprehensive income
  Net income                                  --         --             --              487           487
Other comprehensive income, net of tax
 (1):
  Net change in unrealized capital gains
   (losses) on securities (2)                 --         --            271               --           271
Total other comprehensive income                                                                      271
  Total comprehensive income                                                                          758
  Dividends                                                                            (185)         (185)
-------------------------------------------------------------------------------------------------------------
                BALANCE, DECEMBER 31, 2000    $6     $1,045          $  16           $2,125        $3,192
-------------------------------------------------------------------------------------------------------------
1999
Balance, December 31, 1998                    $6     $1,045          $ 184           $1,462        $2,697
Comprehensive income
  Net income                                  --         --             --              361           361
Other comprehensive income (loss), net of
 tax (1):
  Net change in unrealized capital gains
   (losses) on securities (2)                 --         --           (439)              --          (439)
Total other comprehensive loss                                                                       (439)
  Total comprehensive loss                                                                            (78)
-------------------------------------------------------------------------------------------------------------
                BALANCE, DECEMBER 31, 1999    $6     $1,045          $(255)          $1,823        $2,619
-------------------------------------------------------------------------------------------------------------
1998
Balance, December 31, 1997                    $6     $1,045          $ 179           $1,113        $2,343
Comprehensive income
  Net income                                  --         --             --              350           350
Other comprehensive income, net of tax
 (1):
  Net change in unrealized capital gains
   on securities (2)                          --         --              5               --             5
Total other comprehensive income                                                                        5
  Total comprehensive income                                                                          355
  Dividends                                                                              (1)           (1)
-------------------------------------------------------------------------------------------------------------
                BALANCE, DECEMBER 31, 1998    $6     $1,045          $ 184           $1,462        $2,697
-------------------------------------------------------------------------------------------------------------

(1) Net change in unrealized capital gain (loss) on securities is reflected net of tax of $147, $(236) and $3, for the years ended December 31, 2000, 1999 and 1998, respectively.

(2) Net of reclassification adjustment for after-tax losses realized in net income of $55, $2 and $1 for the years ended December 31, 2000, 1999 and 1998, respectively.

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                   FOR THE YEARS ENDED
                                                                       DECEMBER 31,
--------------------------------------------------------------------------------------------
                                                                2000       1999       1998
--------------------------------------------------------------------------------------------
                                                                      (in millions)
OPERATING ACTIVITIES
  Net income                                                  $   487    $   361    $   350
  Adjustments to reconcile net income to net cash provided
   by operating activities
  Net realized capital losses                                      85          4          2
  Amortization of deferred policy acquisition costs               604        539        431
  Additions to deferred policy acquisition costs                 (916)      (899)      (890)
  Depreciation and amortization                                   (28)       (18)       (23)
  Loss due to commutation of reinsurance (See Note 9)              --         16         --
  Decrease (increase) in premiums receivable and agents'
   balances                                                        14        (18)         1
  Increase (decrease) in other liabilities                        375       (303)      (120)
  Change in receivables, payables, and accruals                    53        165        124
  Increase (decrease) in accrued taxes                             34       (163)        60
  Decrease (increase) in deferred income tax                       73        241       (118)
  Increase in future policy benefits                              496        797        536
  Decrease (increase) in reinsurance recoverables                  32       (318)      (101)
  Other, net                                                       24        (79)       119
--------------------------------------------------------------------------------------------
                   NET CASH PROVIDED BY OPERATING ACTIVITIES    1,333        325        371
--------------------------------------------------------------------------------------------
INVESTING ACTIVITIES
  Purchases of investments                                     (5,800)    (5,753)    (6,061)
  Sales of investments                                          4,230      6,383      4,901
  Maturity and principle paydowns of fixed maturity
   investments                                                  1,521      1,818      1,761
  Purchases of affiliates and other                                 5        (25)        --
--------------------------------------------------------------------------------------------
        NET CASH (USED FOR) PROVIDED BY INVESTING ACTIVITIES      (44)     2,423        601
--------------------------------------------------------------------------------------------
FINANCING ACTIVITIES
  Dividends paid                                                 (185)        --         --
  Net disbursements for investment and universal life-type
   contracts charged against policyholder accounts             (1,103)    (2,710)    (1,009)
--------------------------------------------------------------------------------------------
    Net cash used for financing activities                     (1,288)    (2,710)    (1,009)
--------------------------------------------------------------------------------------------
  Net increase (decrease) in cash                                   1         38        (37)
  Cash -- beginning of year                                        55         17         54
--------------------------------------------------------------------------------------------
  Cash -- end of year                                         $    56    $    55    $    17
--------------------------------------------------------------------------------------------
Supplemental Disclosure of Cash Flow Information:
  Net Cash Paid During the Year for:
  Income taxes                                                $   173    $   111    $   263
Noncash Investing Activities:
  In 1999, the Company's parent, Hartford Life and Accident Insurance Company, recaptured an in force block of individual life insurance previously ceded to the Company. This commutation resulted in a reduction in the Company's assets of $666, consisting of $556 of invested assets, $99 of deferred policy acquisition costs and $11 of other assets.
   Liabilities decreased $650, consisting of $543 of other policyholder funds, $60 of future policy benefits and $47 of other liabilities. As a result, the Company recognized an after-tax loss relating to this transaction of $16.

  In 1998, due to the recapture of an in force block of business previously ceded to MBL
   Life Assurance Co. of New Jersey, reinsurance recoverables of $4,753 were exchanged for the fair value of assets comprised of $4,310 in policy loans and $443 in other net assets.

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(DOLLAR AMOUNTS IN MILLIONS EXCEPT PER SHARE DATA UNLESS OTHERWISE STATED)

 -----------------------------------------------------------------------------

1. ORGANIZATION AND DESCRIPTION OF BUSINESS

These Consolidated Financial Statements include Hartford Life Insurance Company and its wholly-owned subsidiaries ("Hartford Life Insurance Company" or the "Company"), Hartford Life and Annuity Insurance Company ("HLAI"), Hartford International Life Reassurance Corporation ("HLRe") and Servus Life Insurance Company, formerly Royal Life Insurance Company of America. The Company is a wholly-owned subsidiary of Hartford Life and Accident Insurance Company ("HLA"), a wholly-owned subsidiary of Hartford Life, Inc. ("Hartford Life"). Hartford Life is a direct subsidiary of Hartford Fire Insurance Company ("Hartford Fire"), a direct subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"). In November 1998, Hartford Life Insurance Company transferred in the form of a dividend, Hartford Financial Services, LLC and its subsidiaries to HLA.

Pursuant to an initial public offering (the "IPO") on May 22, 1997, Hartford Life sold to the public 26 million shares of Class A Common Stock at $28.25 per share and received proceeds, net of offering expenses, of $687. The 26 million shares sold in the IPO represented approximately 18.6% of the equity ownership in Hartford Life. On June 27, 2000, The Hartford acquired all of the outstanding common shares of Hartford Life not already owned by The Hartford (The Hartford Acquisition). As a result of The Hartford Acquisition, Hartford Life became a direct subsidiary of Hartford Fire.

Along with its parent, HLA, the Company is a leading financial services and insurance group which provides (a) investment products, such as individual variable annuities and fixed market value adjusted annuities, mutual funds and retirement plan services for savings and retirement needs; (b) individual life insurance for income protection and estate planning; (c) group benefits products such as group life and group disability insurance that is directly written by the Company and is substantially ceded to its parent, HLA, and (d) corporate owned life insurance.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a) BASIS OF PRESENTATION

These Consolidated Financial Statements are prepared on the basis of accounting principles generally accepted in the United States, which differ materially from the statutory accounting practices prescribed by various insurance regulatory authorities. All material intercompany transactions and balances between Hartford Life Insurance Company and its subsidiaries have been eliminated.

The preparation of financial statements, in conformity with accounting principles generally accepted in the United States, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The most significant estimates include those used in determining deferred policy acquisition costs and the liability for future policy benefits and other policyholder funds. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

Certain reclassifications have been made to prior year financial information to conform to the current year presentation.

(b) ADOPTION OF NEW ACCOUNTING STANDARDS

Effective January 1, 2000, Hartford Life Insurance Company adopted Statement of Position (SOP) No. 98-7, "Accounting for Insurance and Reinsurance Contracts That Do Not Transfer Insurance Risk". This SOP provides guidance on the method of accounting for insurance and reinsurance contracts that do not transfer insurance risk, defined in the SOP as the deposit method. Adoption of this SOP did not have a material impact on the Company's financial condition or results of operations.

In December 1999, the staff of the Securities and Exchange Commission issued Staff Accounting Bulletin (SAB) No. 101, "Revenue Recognition in Financial Statements". SAB 101 provides that if registrants have not applied the accounting therein, they should implement the SAB and report a change in accounting principle. SAB 101, as subsequently amended, became effective for the Company in the fourth quarter of 2000. The adoption of SAB 101 did not have a material impact on the Company's financial condition or results of operations.

Effective January 1, 1999, Hartford Life Insurance Company adopted SOP No. 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use". This SOP provides guidance on accounting for costs of internal use software and in determining whether software is for internal use. The SOP defines internal use software as software that is acquired, internally developed, or modified solely to meet internal needs and identifies stages of software development and accounting for the related costs incurred during the stages. Adoption of this SOP did not have a material impact on the Company's financial condition or results of operations.

Effective January 1, 1999, Hartford Life Insurance Company adopted SOP No. 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments". This SOP addresses accounting by insurance and other enterprises for assessments related to insurance activities including recognition, measurement and disclosure of guaranty fund or other assessments. Adoption of this SOP did not have a material impact on the Company's financial condition or results of operations.

(c) FUTURE ADOPTION OF NEW ACCOUNTING STANDARDS

In October 2000, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of
Liabilities -- a Replacement of FASB Statement No. 125". SFAS No. 140 revises the criteria for accounting for certain transfers of financial assets and the reporting and disclosure requirements for collateral arrangements. Implementation of the accounting provisions of SFAS No. 140 is not expected to have a material impact on the Company's financial condition or results of operations.

In July 2000, the Emerging Issues Task Force (EITF) reached consensus on Issue No. 99-20, "Recognition of Interest Income and Impairment on Certain Investments". This pronouncement requires investors in certain asset-backed securities to record changes in their estimated yield on a prospective basis and to evaluate these securities for an other-than-temporary decline in value. This consensus is effective for financial statements with fiscal quarters beginning after March 15, 2001. Adoption of EITF No. 99-20 is not expected to have a material impact on the Company's financial condition or results of operations.

In June 2000, the FASB issued SFAS No. 138, "Accounting for Certain Derivative Instruments and Certain Hedging Activities", which amended SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities". SFAS No. 133 established accounting and reporting requirements for derivative instruments, including certain derivative instruments embedded in other contracts. SFAS No. 133 requires, among other things, that all derivatives be carried on the balance sheet at fair value. SFAS No. 133 also specifies hedge accounting criteria under which a derivative can qualify for special accounting. SFAS No. 138 amended SFAS No. 133 so that for interest rate hedges, a company may designate as the hedged risk the risk of changes only in a benchmark interest rate. Also, credit risk is newly defined as the company-specific spread over the benchmark interest rate and may be hedged separately from, or in combination with, the benchmark interest rate. Initial application of SFAS No. 133, as amended, for Hartford Life Insurance Company began January 1, 2001. Implementation of SFAS No. 133, as amended, is expected to result in a cumulative transition adjustment charge of $3 after-tax. However, the FASB's Derivative Implementation Group continues to deliberate on multiple issues, the resolution of which could have a significant impact on the Company's expectations.

(d) REVENUE RECOGNITION

Fee income for investment and universal life-type contracts consists of policy charges for policy administration, cost of insurance charges and surrender charges assessed against policyholders' account balances and are recognized in the period in which services are provided. Premiums for traditional life insurance are recognized as revenues when due from policyholders. Retrospective and contingent commissions and other related expenses are incurred and recorded in the same period that the retrospective premiums are recorded or other contract provisions are met.

(e) DIVIDENDS TO POLICYHOLDERS

Policyholder dividends are accrued using an estimate of the amount to be paid based on underlying contractual obligations under participating policies and applicable state laws. If limitations exist on the amount of net income from participating life insurance contracts that may be distributed to stockholders, the policyholders' share of net income on those contracts that cannot be distributed is excluded from stockholder's equity by a charge to operations and a credit to a liability.


Participating life insurance in force accounted for 18%, 24% and 25% as of December 31, 2000, 1999 and 1998, respectively, of total life insurance in force. Dividends to policyholders were $67, $104 and $329 for the years ended December 31, 2000, 1999 and 1998, respectively. There were no additional amounts of income allocated to participating policyholders.


(f) INVESTMENTS

Hartford Life Insurance Company's investments in both fixed maturities, which include bonds, redeemable preferred stock and commercial paper, and equity securities, which include common and non-redeemable preferred stocks, are classified as "available for sale" in accordance with SFAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities". Accordingly, these securities are carried at fair value with the after-tax difference from cost reflected in stockholder's equity as a component of accumulated other comprehensive income. Policy loans are carried at outstanding balance which approximates fair value. Other invested assets primarily consist of partnership investments, which are accounted for by the equity method, and mortgage loans, whereby the carrying value approximates fair value.

Net realized capital gains (losses) on security transactions associated with the Company's immediate participation guaranteed contracts are recorded and effectively offset by amounts owed to policyholders and were $(9), $2 and $8 for the years ended December 31, 2000, 1999 and 1998, respectively. Under the terms of the contracts, the realized gains and losses will be credited to policyholders in future years as they are entitled to receive them. Net realized capital gains and losses, excluding those related to immediate participation guaranteed contracts, are reported as a component of revenue and are determined on a specific identification basis.

The Company's accounting policy for impairment requires recognition of an other than temporary impairment charge on a security if it is determined that the Company is unable to recover all amounts due under the contractual obligations of the security. In addition, for securities expected to be sold, an other than temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to cost or amortized cost prior to the expected date of sale. Once an impairment charge has been recorded, the Company then continues to review the other than temporarily impaired securities for appropriate valuation on an ongoing basis.

(g) DERIVATIVE INSTRUMENTS


HEDGE ACCOUNTING -- Hartford Life Insurance Company uses a variety of derivative instruments, including swaps, caps, floors, forwards and exchange traded futures and options in compliance with Company policy and in order to achieve one of three Company approved objectives: to hedge risk arising from interest rate, price or currency exchange rate volatility; to manage liquidity; or to control transaction costs. The Company is considered an end user of derivative instruments and as such does not make a market or trade in these instruments for the express purpose of earning trading profits. Hartford Life Insurance Company's accounting for derivative instruments used to manage risk is in accordance with the concepts established in SFAS No. 80, "Accounting for Futures Contracts", SFAS No. 52, "Foreign Currency Translation", American Institute of Certified Public Accountants (AICPA) Issue Paper No. 86-2, "Accounting for Options" and various Emerging Issues Task Force pronouncements. Written options are used, in all cases in conjunction with other assets and derivatives, as part of the Company's asset and liability management strategy. Derivative instruments are carried at values consistent with the asset or liability being hedged. Derivative instruments used to hedge fixed maturities or equity securities are carried at fair value with the after-tax difference from cost reflected in stockholder's equity as a component of accumulated other comprehensive income. Derivative instruments used to hedge other invested assets or liabilities are carried at cost. For a discussion of SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities", issued in June 1998, see (c) Future Adoption of New Accounting Standards. Initial application of SFAS No. 133, as amended, for Hartford Life Insurance Company began in the first quarter of 2001.


Derivative instruments must be designated at inception as a hedge and measured for effectiveness both at inception and on an ongoing basis. Hartford Life Insurance Company's correlation threshold for hedge designation is 80% to 120%. If correlation, which is assessed monthly or quarterly and measured based on a rolling three month average, falls outside the 80% to 120% range, hedge accounting will be terminated. Derivative instruments used to create a synthetic asset must meet synthetic accounting criteria, including designation at inception and consistency of terms between the synthetic and the instrument being replicated. Consistent with industry practice, synthetic instruments are accounted for like the financial instrument they are intended to replicate. Derivative instruments which fail to meet risk management criteria are marked to market with the impact reflected in the Consolidated Statements of Income.

FUTURES -- Gains or losses on financial futures contracts entered into in anticipation of the investment of future receipt of product cash flows are deferred and, at the time of the ultimate investment purchase, reflected as an adjustment to the cost basis of the purchased asset. Gains or losses on futures used in invested asset risk management are deferred and adjusted into the cost basis of the hedged asset when the contract futures are closed, except for futures used in duration hedging, which are deferred and basis adjusted on a quarterly basis. The basis adjustments are amortized into net investment income over the remaining asset life.

FORWARD COMMITMENTS -- Open forward commitment contracts are marked to market through stockholder's equity as a component of accumulated other comprehensive income. Such contracts are accounted for at settlement by recording the purchase of the specified securities at the previously committed price. Gains or losses resulting from the termination of forward commitment contracts are recognized immediately in the Consolidated Statements of Income as a component of net investment income.

OPTIONS -- The cost of options entered into as part of a risk management strategy are basis adjusted to the underlying asset or liability and amortized over the remaining life of the option. Gains or losses on expiration or termination are adjusted into the basis of the underlying asset or liability and amortized over the remaining asset life.

INTEREST RATE SWAPS -- Interest rate swaps involve the periodic exchange of payments without the exchange of underlying principal or notional amounts. Net receipts or payments are accrued and recognized over the life of the swap agreement as an adjustment to investment income. Should the swap be terminated, the gain or loss is adjusted into the basis of the asset or liability and amortized over the remaining life. Should the hedged asset be sold or liability terminated without terminating the swap position, any swap gains or losses are immediately recognized in earnings. Interest rate swaps purchased in anticipation of an asset purchase (anticipatory transaction) are recognized consistent with the underlying asset components such that the settlement component is recognized in the Consolidated Statements of Income while the change in market value is recognized as an unrealized capital gain or loss.

INTEREST RATE CAPS AND FLOORS -- Premiums paid on purchased cap or floor agreements and the premium received on issued cap or floor agreements (used for risk management) are adjusted into the basis of the applicable asset or liability and amortized over the asset life or liability life. Gains or losses on termination of such positions are adjusted into the basis of the asset or liability and amortized over the remaining asset or liability life. Net payments are recognized as an adjustment to income or basis adjusted and amortized depending on the specific hedge strategy.

FORWARD EXCHANGE AND CURRENCY SWAPS CONTRACTS -- Forward exchange contracts and foreign currency swaps are accounted for in accordance with SFAS No. 52. Changes in the spot rate of instruments designated as hedges of the net investment in a foreign subsidiary are reflected in stockholder's equity as a component of accumulated other comprehensive income.

(h) SEPARATE ACCOUNTS

Hartford Life Insurance Company maintains separate account assets and liabilities which are reported at fair value. Separate account assets are segregated from other investments, and investment income and gains and losses accrue directly to the policyholders. Separate accounts reflect two categories of risk assumption: non-guaranteed separate accounts, wherein the policyholder assumes substantially all the investment risk and rewards, and guaranteed separate accounts, wherein the Company contractually guarantees either a minimum return or account value to the policyholder.

(i) DEFERRED POLICY ACQUISITION COSTS

Policy acquisition costs, which include commissions and certain other expenses associated with acquiring business, are deferred and amortized over the estimated lives of the contracts, usually 20 years. Generally, acquisition costs are deferred and amortized using the retrospective deposit method. Under the retrospective deposit method, acquisition costs are amortized in proportion to the present value of expected gross profits from investment, mortality and expense margins and surrender charges. Actual gross profits can vary from management's estimates, resulting in increases or decreases in the rate of amortization. Management periodically reviews these estimates and evaluates the recoverability of the deferred acquisition cost asset. When appropriate, management revises its assumptions on the estimated gross profits of these contracts and the cumulative amortization for the books of business are re-estimated and adjusted by a cumulative charge or credit to income.

Acquisition costs and their related deferral are included in the Company's insurance expenses and other as follows:

                                                                     2000        1999         1998
                                                                     ------------------------------
Commissions                                                          $ 929       $ 887       $1,069
Deferred acquisition costs                                            (916)       (899)        (890)
General insurance expenses and other                                   587         643          587
                                                                     ------------------------------
                                INSURANCE EXPENSES AND OTHER         $ 600       $ 631       $  766
                                                                     ------------------------------

(j) FUTURE POLICY BENEFITS
Liabilities for future policy benefits are computed by the net level premium method using interest rate assumptions varying from 3% to 11% and withdrawal and mortality assumptions appropriate at the time the policies were issued.

(k) OTHER POLICYHOLDER FUNDS
Other policyholder funds include reserves for investment contracts without life contingencies, corporate owned life insurance and universal life insurance contracts. Of the amounts included in other policyholder funds, $14.9 billion and $16.0 billion for the years ended December 31, 2000 and 1999, respectively, represent policyholder obligations.
The liability for policy benefits for universal life-type contracts is equal to the balance that accrues to the benefit of policyholders, including credited interest, amounts that have been assessed to compensate the Company for services to be performed over future periods, and any amounts previously assessed against policyholders that are refundable on termination of the contract. For investment contracts, policyholder liabilities are equal to the accumulated policy account values, which consist of an accumulation of deposit payments plus credited interest, less withdrawals and amounts assessed through the end of the period.

3. INVESTMENTS AND DERIVATIVE INSTRUMENTS

(a) COMPONENTS OF NET INVESTMENT INCOME

                                                                         For the years ended
                                                                             December 31,
                                                                   --------------------------------
                                                                    2000         1999         1998
                                                                   --------------------------------
Interest income from fixed maturities                              $  959       $  934       $  952
Interest income from policy loans                                     305          391          789
Income from other investments                                          75           48           32
                                                                   --------------------------------
Gross investment income                                             1,339        1,373        1,773
Less: Investment expenses                                              13           14           14
                                                                   --------------------------------
                                       NET INVESTMENT INCOME       $1,326       $1,359       $1,759
                                                                   --------------------------------

(b) COMPONENTS OF NET REALIZED CAPITAL (LOSSES) GAINS

                                                                       For the years ended
                                                                          December 31,
                                                                   ---------------------------
                                                                   2000        1999       1998
                                                                   ---------------------------
Fixed maturities                                                   $(106)      $(5)       $(20)
Equity securities                                                      3         2          21
Real Estate and other                                                  9         1           5
Change in liability to policyholders for net realized
 capital losses (gains)                                                9        (2)         (8)
                                                                   ---------------------------
                                 NET REALIZED CAPITAL LOSSES       $ (85)      $(4)       $ (2)
                                                                   ---------------------------

(C) NET CHANGE IN UNREALIZED CAPITAL (LOSSES) GAINS ON EQUITY SECURITIES

                                                                      For the years ended
                                                                          December 31,
                                                                   --------------------------
                                                                   2000       1999       1998
                                                                   --------------------------
Gross unrealized capital gains                                     $ 2        $ 9        $ 2
Gross unrealized capital losses                                     (5)        (2)        (1)
                                                                   --------------------------
Net unrealized capital (losses) gains                               (3)         7          1
Deferred income taxes                                               (1)         2         --
                                                                   --------------------------
Net unrealized capital (losses) gains, net of tax                   (2)         5          1
Balance -- beginning of year                                         5          1          9
                                                                   --------------------------
   NET CHANGE IN UNREALIZED CAPITAL (LOSSES) GAINS ON EQUITY
                                                  SECURITIES       $(7)       $ 4        $(8)
                                                                   --------------------------

(d) NET CHANGE IN UNREALIZED CAPITAL GAINS (LOSSES) ON FIXED MATURITIES

                                                                        For the years ended
                                                                           December 31,
                                                                   -----------------------------
                                                                   2000        1999        1998
                                                                   -----------------------------
Gross unrealized capital gains                                     $ 269       $  48       $ 421
Gross unrealized capital losses                                     (231)       (472)       (108)
Unrealized capital gains (losses) credited to policyholders          (10)         24         (32)
                                                                   -----------------------------
Net unrealized capital gains (losses)                                 28        (400)        281
Deferred income taxes                                                 10        (140)         98
                                                                   -----------------------------
Net unrealized capital gains (losses), net of tax                     18        (260)        183
Balance -- beginning of year                                        (260)        183         170
                                                                   -----------------------------
    NET CHANGE IN UNREALIZED CAPITAL GAINS (LOSSES) ON FIXED
                                                  MATURITIES       $ 278       $(443)      $  13
                                                                   -----------------------------

(e) FIXED MATURITY INVESTMENTS

                                                                           As of December 31, 2000
                                                         ------------------------------------------------------------
                                                                           Gross            Gross
                                                         Amortized       Unrealized       Unrealized
                                                           Cost            Gains            Losses         Fair Value
                                                         ------------------------------------------------------------
U.S. Government and Government agencies and
 authorities (guaranteed and sponsored)                   $   185           $ 16            $  --           $   201
U.S. Government and Government agencies and
 authorities (guaranteed and sponsored) -- asset
 backed                                                       895             20               (9)              906
States, municipalities and political subdivisions              79              5               (1)               83
Foreign governments                                           269              7               (8)              268
Public utilities                                              557              4              (10)              551
All other corporate, including international                5,816            102             (153)            5,765
All other corporate -- asset backed                         5,284            112              (39)            5,357
Short-term investments                                        750             --               --               750
Certificates of deposit                                       383              3              (11)              375
Redeemable preferred stock                                      1             --               --                 1
                                                         ------------------------------------------------------------
                            TOTAL FIXED MATURITIES        $14,219           $269            $(231)          $14,257
                                                         ------------------------------------------------------------

                                                                           As of December 31, 1999
                                                         ------------------------------------------------------------
                                                                           Gross            Gross
                                                         Amortized       Unrealized       Unrealized
                                                           Cost            Gains            Losses         Fair Value
                                                         ------------------------------------------------------------
U.S. Government and Government agencies and
 authorities (guaranteed and sponsored)                   $   180           $ 5             $  (3)          $   182
U.S. Government and Government agencies and
 authorities (guaranteed and sponsored) -- asset
 backed                                                     1,094             5               (35)            1,064
States, municipalities and political subdivisions             155             2                (1)              156
Foreign governments                                           289             6               (14)              281
Public utilities                                              865             7               (39)              833
All other corporate, including international                5,646            18              (244)            5,420
All other corporate -- asset backed                         4,103             5              (123)            3,985
Short-term investments                                      1,156            --                --             1,156
Certificates of deposit                                       434            --               (12)              422
Redeemable preferred stock                                      1            --                (1)               --
                                                         ------------------------------------------------------------
                            TOTAL FIXED MATURITIES        $13,923           $48             $(472)          $13,499
                                                         ------------------------------------------------------------

The amortized cost and estimated fair value of fixed maturity investments as of December 31, 2000 by estimated maturity year are shown below. Expected maturities differ from contractual maturities due to call or prepayment provisions. Asset backed securities, including mortgage backed securities and collateralized mortgage obligations, are distributed to maturity year based on the Company's estimates of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral and can be expected to vary from actual experience.

                                                      Amortized
                                                        Cost            Fair Value
                                                      ----------------------------
MATURITY
One year or less                                       $ 1,238           $ 1,238
Over one year through five years                         5,532             5,570
Over five years through ten years                        4,258             4,305
Over ten years                                           3,191             3,144
                                                      ----------------------------
                                               TOTAL   $14,219           $14,257
                                                      ----------------------------

(f) SALES OF FIXED MATURITY AND EQUITY SECURITY INVESTMENTS

Sales of fixed maturities, excluding short-term fixed maturities, for the years ended December 31, 2000, 1999 and 1998 resulted in proceeds of $3.0 billion, $3.4 billion and $3.2 billion, gross realized capital gains of $29, $153 and $103, gross realized capital losses (including writedowns) of $126, $160 and $131, respectively. Sales of equity security investments for the years ended December 31, 2000, 1999 and 1998 resulted in proceeds of $15, $7 and $35 and gross realized capital gains of $5, $2 and $21, respectively, and gross realized capital losses of $2 for the year ended December 31, 2000. There were no realized capital losses on sales of equity security investments in 1999 and 1998.

(g) CONCENTRATION OF CREDIT RISK

The Company is not exposed to any concentration of credit risk in fixed maturities of a single issuer greater than 10% of stockholder's equity.

(h) DERIVATIVE INSTRUMENTS

Hartford Life Insurance Company utilizes a variety of derivative instruments, including swaps, caps, floors, forwards and exchange traded futures and options, in compliance with Company policy and in order to achieve one of three Company approved objectives: to hedge risk arising from interest rate, price or currency exchange rate volatility; to manage liquidity; or, to control transactions costs. The Company utilizes derivative instruments to manage market risk through four principal risk management strategies: hedging anticipated transactions, hedging liability instruments, hedging invested assets and hedging portfolios of assets and/or liabilities. The Company is considered an end user of derivative instruments and, as such, does not make a market or trade in these instruments for the express purpose of earning trading profits.

The Company maintains a derivatives counterparty exposure policy which establishes market based credit limits, favors long-term financial stability and creditworthiness, and typically requires credit enhancement/credit risk reducing agreements. Credit risk is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. Credit exposures are generally quantified weekly and netted, and collateral is pledged to or held by the Company to the extent the current value of derivatives exceed exposure policy thresholds.

The Company's derivative program is monitored by an internal compliance unit and is reviewed by senior management. Notional amounts, which represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk, pertaining to derivative financial instruments (excluding the Company's guaranteed separate account derivative investments, see Note 5), totaled $3.7 billion and $5.5 billion ($3.0 billion and $3.9 billion related to the Company's investments and $661 and $1.6 billion related to Company's liabilities) as of December 31, 2000 and 1999, respectively.

The tables below provide a summary of derivative instruments held by Hartford Life Insurance Company as of December 31, 2000 and 1999, segregated by major investment and liability category:

                                                      2000 -- Amount Hedged (Notional Amounts)
                               ---------------------------------------------------------------------------------------
                                Total     Issued     Purchased                   Interest Rate    Foreign      Total
                               Carrying   Caps &    Caps, Floors                    Swaps &       Currency    Notional
        ASSETS HEDGED           Value     Floors     & Options     Futures (1)     Forwards      Swaps (2)     Amount
                               ---------------------------------------------------------------------------------------
Asset backed securities
 (excluding anticipatory)      $ 6,262     $ --        $   --          $--          $1,492          $--        $1,492
Anticipatory (3)                    --       --            --          144              --           --           144
Other bonds and notes            7,245      139           158           --           1,081           34         1,412
Short-term investments             750       --            --           --              --           --            --
                               ---------------------------------------------------------------------------------------
       TOTAL FIXED MATURITIES   14,257      139           158          144           2,573           34         3,048
Equity securities, policy
 loans and other investments     4,405       --            --           --              --           --            --
                               ---------------------------------------------------------------------------------------
            TOTAL INVESTMENTS  $18,662      139           158          144           2,573           34         3,048
                               ---------------------------------------------------------------------------------------
     OTHER POLICYHOLDER FUNDS  $14,947       --           650           --              11           --           661
                               ---------------------------------------------------------------------------------------
 TOTAL DERIVATIVE INSTRUMENTS
                           --
               NOTIONAL VALUE              $139        $  808          $144         $2,584          $34        $3,709
                               ---------------------------------------------------------------------------------------
 TOTAL DERIVATIVE INSTRUMENTS
                           --
                   FAIR VALUE              $ (4)       $    5          $--          $   26          $--        $   27
                               ---------------------------------------------------------------------------------------

                                                      1999 -- Amount Hedged (Notional Amounts)
                                 -----------------------------------------------------------------------------------
                                  Total     Issued    Purchased                 Interest Rate    Foreign     Total
                                 Carrying   Caps &     Caps &                      Swaps &      Currency    Notional
         ASSETS HEDGED            Value     Floors     Floors     Futures (1)     Forwards      Swaps (2)    Amount
                                 -----------------------------------------------------------------------------------
Asset backed securities
 (excluding anticipatory)        $ 5,049    $   --     $   --         $--          $  911          $--       $  911
Anticipatory (3)                      --        --         --           5             112           --          117
Other bonds and notes              7,294       494        611          --           1,676           80        2,861
Short-term investments             1,156        --         --          --              --           --           --
                                 -----------------------------------------------------------------------------------
         TOTAL FIXED MATURITIES   13,499       494        611           5           2,699           80        3,889
Equity securities, policy loans
 and other investments             4,585        --         --          --              --           --           --
                                 -----------------------------------------------------------------------------------
              TOTAL INVESTMENTS  $18,084       494        611           5           2,699           80        3,889
                                 -----------------------------------------------------------------------------------
       OTHER POLICYHOLDER FUNDS  $16,004        --      1,150          --             430           --        1,580
                                 -----------------------------------------------------------------------------------
TOTAL DERIVATIVE INSTRUMENTS --
                 NOTIONAL VALUE             $  494     $1,761         $ 5          $3,129          $80       $5,469
                                 -----------------------------------------------------------------------------------
TOTAL DERIVATIVE INSTRUMENTS --
                     FAIR VALUE             $  (22)    $    8         $--          $  (30)         $ 2       $  (42)
                                 -----------------------------------------------------------------------------------

    (1) As of December 31, 2000 and 1999, 100% of the notional futures contracts mature within one year.

    (2) As of December 31, 2000, no foreign currency swaps mature within one year. As of December 31, 1999, approximately 28% of foreign currency swaps were scheduled to mature within one year. In years 2007 to 2009, 80% of the notional value will mature.

    (3) Deferred gains and losses on anticipatory transactions are included in the carrying value of fixed maturities in the Consolidated Balance Sheets. At the time of the ultimate purchase, they are reflected as a basis adjustment to the purchased asset. As of December 31, 2000, the Company had $0.2 of net deferred gains for futures contracts. The Company expects the anticipatory transaction to occur in the first quarter of 2001 and the entire $0.2 of net deferred gains will be amortized into income as a hedge of a forecasted transaction. As of December 31, 1999, the Company had $1.4 of net deferred losses for futures contracts and interest rate swaps which were basis adjusted in 2000.

The following is a reconciliation of notional amounts by derivative type and strategy as of December 31, 2000 and 1999:

                                                                      BY DERIVATIVE TYPE
----------------------------------------------------------------------------------------------------------------------
                                         December 31, 1999                         Maturities/         December 31, 2000
                                          Notional Amount        Additions      Terminations (1)        Notional Amount
-------------------------------------------------------------------------------------------------------------------------
        Caps                                   $1,764             $   --             $1,187                  $  577
        Floors                                    405                100                210                     295
        Swaps/Forwards                          3,209              1,697              2,288                   2,618
        Futures                                     5                300                161                     144
        Options                                    86                 --                 11                      75
-------------------------------------------------------------------------------------------------------------------------
                              TOTAL            $5,469             $2,097             $3,857                  $3,709
-------------------------------------------------------------------------------------------------------------------------

                                                                           BY STRATEGY
-------------------------------------------------------------------------------------------------------------------------
        Liability                              $1,580             $  215             $1,134                  $  661
        Anticipatory                              117                339                312                     144
        Asset                                   2,802              1,300              1,338                   2,764
        Portfolio                                 970                243              1,073                     140
-------------------------------------------------------------------------------------------------------------------------
                              TOTAL            $5,469             $2,097             $3,857                  $3,709
-------------------------------------------------------------------------------------------------------------------------

    (1) During 2000, the Company had no significant gains or losses on terminations of hedge positions using derivative financial instruments.

(i) COLLATERAL ARRANGEMENTS

Hartford Life Insurance Company entered into various collateral arrangements which require both the pledging and accepting of collateral, in connection with its derivative instruments and repurchase agreements. As of December 31,

2000, collateral pledged had not been separately reported in the Consolidated Balance Sheets. The classification and carrying amounts of collateral pledged at December 31, 2000 were as follows:

                                                              Carrying
                                                               Amount
                                                              --------
ASSETS
  U.S. Government and Government agencies and authorities
   (guaranteed and sponsored)                                    $3
  U.S. Government and Government agencies and authorities
   (guaranteed and sponsored) -- asset backed                     4
                                                              --------
                                                       TOTAL     $7
                                                              --------

At December 31, 2000, Hartford Life Insurance Company had accepted collateral consisting primarily of U.S. Government securities with a fair value of $252. While the Company is permitted by contract to sell or repledge the collateral accepted, none of the collateral has been sold or repledged at December 31, 2000. As of December 31, 2000, all collateral accepted was held in separate custodial accounts.

4. FAIR VALUE OF FINANCIAL INSTRUMENTS

SFAS No. 107 "Disclosure about Fair Value of Financial Instruments", requires disclosure of fair value information of financial instruments. For certain financial instruments where quoted market prices are not available, other independent valuation techniques and assumptions are used. Because considerable judgment is used, these estimates are not necessarily indicative of amounts that could be realized in a current market exchange. SFAS No. 107 excludes certain financial instruments from disclosure, including insurance contracts other than financial guarantees and investment contracts. Hartford Life Insurance Company uses the following methods and assumptions in estimating the fair value of each class of financial instrument.

Fair value for fixed maturities and marketable equity securities approximates those quotations published by applicable stock exchanges or received from other reliable sources.

For policy loans, carrying amounts approximate fair value.

Fair value of other investments, which primarily consist of partnership investments, is based on external market valuations from partnership management. Other investments also include mortgage loans, whereby the carrying value approximates fair value.

Other policyholder funds fair value information is determined by estimating future cash flows, discounted at the current market rate.

The fair value of derivative financial instruments, including swaps, caps, floors, futures, options and forward commitments, is determined using a pricing model which is similar to external valuation models. Derivative instruments are reported below as a component of other investments.

The carrying amount and fair values of Hartford Life Insurance Company's financial instruments as of December 31, 2000 and 1999 were as follows:

                                                                  2000                           1999
                                                         -----------------------------------------------------
                                                         Carrying        Fair           Carrying        Fair
                                                          Amount         Value           Amount         Value
                                                         -----------------------------------------------------
ASSETS
  Fixed maturities                                       $14,257        $14,257         $13,499        $13,499
  Equity securities                                           48             48              56             56
  Policy loans                                             3,573          3,573           4,187          4,187
  Other investments                                          784            785             342            348
LIABILITIES
  Other policyholder funds (1)                            11,676         11,305          11,734         11,168
                                                         -----------------------------------------------------

    (1) Excludes universal life insurance contracts, including corporate owned life insurance.

5. SEPARATE ACCOUNTS

Hartford Life Insurance Company maintained separate account assets and liabilities totaling $113.7 billion and $110.4 billion as of December 31, 2000 and 1999, respectively, which are reported at fair value. Separate account assets, which are segregated from other investments, reflect two categories of risk assumption: non-guaranteed separate accounts totaling $104.1 billion and $101.7 billion as of December 31, 2000 and 1999, respectively, wherein the policyholder assumes substantially all the investment risks and rewards, and guaranteed separate accounts totaling $9.6 and $8.7 billion as of December 31, 2000 and 1999, respectively, wherein Hartford Life Insurance Company contractually guarantees either a minimum return or account value to the policyholder. Included in non-guaranteed separate account assets were policy loans totaling $697 and $860 as of December 31, 2000 and 1999, respectively. Net investment income (including net realized capital gains and losses) and interest credited to policyholders on separate account assets are not reflected in the Consolidated Statements of Income.

Separate account management fees and other revenues were $1.3 billion, $1.1 billion, and $908 in 2000, 1999 and 1998, respectively. The guaranteed separate accounts include fixed market value adjusted (MVA) individual annuities and modified guaranteed life insurance. The average credited interest rate on these contracts was 6.6% and 6.5% as of December 31, 2000 and 1999, respectively. The assets that support these liabilities were comprised of $9.4 billion and $8.7 billion in fixed maturities as of December 31, 2000 and 1999, respectively, and $0.2 billion of other invested assets as of December 31, 2000. The portfolios are segregated from other investments and are managed to minimize liquidity and interest rate risk. In order to minimize the risk of disintermediation associated with early withdrawals, fixed MVA annuity and modified guaranteed life insurance contracts carry a graded surrender charge as well as a market value adjustment. Additional investment risk is hedged using a variety of derivatives which totaled $3 and $(96) in carrying value and $3.5 billion and $2.0 billion in notional amounts as of December 31, 2000 and 1999, respectively.

6. STATUTORY RESULTS

                                                                       For the years ended December 31,
                                                                     ------------------------------------
                                                                      2000           1999           1998
                                                                     ------------------------------------
Statutory net income                                                 $  283         $  151         $  211
                                                                     ------------------------------------
Statutory capital and surplus                                        $1,972         $1,905         $1,676
                                                                     ------------------------------------

A significant percentage of the consolidated statutory surplus is permanently reinvested or is subject to various state regulatory restrictions which limit the payment of dividends without prior approval. The total amount of statutory dividends which may be paid by the insurance subsidiaries of the Company in 2001, without prior regulatory approval, is estimated to be $303.

Hartford Life Insurance Company and its domestic insurance subsidiaries prepare their statutory financial statements in accordance with accounting practices prescribed by the applicable state of domicile. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules.


The NAIC adopted the Codification of Statutory Accounting Principles (Codification) in March 1998. The effective date for the statutory accounting guidance is January 1, 2001. Each of Hartford Life Insurance Company's domiciliary states has adopted Codification and the Company has made the necessary changes in its statutory reporting required for implementation. The Company has determined that the overall impact of applying the new guidance will result in a one-time statutory cumulative transition benefit of approximately $50 in statutory surplus.


7. STOCK COMPENSATION PLANS

Hartford Life's employees are included in The Hartford 2000 Incentive Stock Plan and The Hartford Employee Stock Purchase Plan. Prior to The Hartford Acquisition, eligible employees of Hartford Life were included in Hartford Life's stock based compensation plans, the 1997 Hartford Life, Inc. Incentive Stock Plan and the Hartford Life, Inc. Employee Stock Purchase Plan. As a result of the The Hartford Acquisition, all eligible participants of Hartford Life's stock based compensation plans were converted to The Hartford's stock based compensation plans. For the year ended December 31, 2000, Hartford Life Insurance Company's compensation expense related to The Hartford's two stock based compensation plans and Hartford Life's two stock based compensation plans was not material to Hartford Life Insurance Company's results of operations. For the years ended December 31, 1999 and 1998, Hartford Life Insurance Company's compensation expense related to Hartford Life's two stock based compensation plans was not material.

8. POSTRETIREMENT BENEFIT AND SAVINGS PLANS

(a) PENSION PLANS

Hartford Life's employees are included in The Hartford's non-contributory defined benefit pension and postretirement health care and life insurance benefit plans. Defined benefit pension expense, allocated by The Hartford to Hartford Life Insurance Company, was $5 in 2000, $6 in both 1999 and 1998. Postretirement health care and life insurance benefits expense, allocated by The Hartford, was not material to the results of operations for 2000, 1999 and 1998.

(b) INVESTMENT AND SAVINGS PLAN

Substantially all Hartford Life's U.S. employees are eligible to participate in The Hartford's Investment and Savings Plan. The cost to Hartford Life Insurance Company for this plan was approximately $5 in 2000 and $4 in both 1999 and 1998.

9. REINSURANCE


Hartford Life Insurance Company cedes insurance to other insurers in order to limit its maximum losses. Such transfer does not relieve Hartford Life Insurance Company of its primary liability and, as such, failure of reinsurers to honor their obligations could result in losses to Hartford Life Insurance Company. Hartford Life Insurance Company reduces this risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations of credit risk. As of December 31, 2000, Hartford Life Insurance Company had no significant concentrations of credit risk related to reinsurance.


The Company records a receivable for reinsured benefits paid and the portion of insurance liabilities that are reinsured. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies. Reinsurance recoveries on ceded reinsurance contracts recognized in the Consolidated Statements of Income were $578, $397 and $300 for the years ended December 31, 2000, 1999 and 1998, respectively. Hartford Life Insurance Company also assumes insurance from other insurers.

The effect of reinsurance on fee income, earned premiums and other is summarized as follows:

                                                                       For the years ended December 31,
                                                                     ------------------------------------
FEE INCOME, EARNED PREMIUMS AND OTHER                                 2000           1999           1998
                                                                     ------------------------------------
Gross                                                                $2,885         $2,660         $2,722
Reinsurance assumed                                                      44             95            150
Reinsurance ceded                                                      (723)          (710)          (654)
                                                                     ------------------------------------
                                                         NET         $2,206         $2,045         $2,218
                                                                     ------------------------------------

Hartford Life Insurance Company maintains certain reinsurance agreements with HLA, whereby the Company cedes both group life and group accident and health risk. Under these treaties, the Company ceded group life premium of $101, $119 and $132 in 2000, 1999 and 1998, respectively, and accident and health premium of $429, $430 and $379, respectively, to HLA.

Pursuant to a reinsurance agreement dating back to 1992, the Company assumed 100% of certain blocks of individual life insurance from HLA. Under this reinsurance agreement Hartford Life Insurance Company assumed $9 and $13 of premium from HLA in 1999 and 1998, respectively. On December 1, 1999, HLA recaptured this in force block of individual life insurance previously ceded to the Company. This commutation resulted in a reduction in the Company's assets of $666, consisting of $556 of invested assets, $99 of deferred policy acquisition costs and $11 of other assets. Liabilities decreased $650, consisting of $543 of other policyholder funds, $60 of future policy benefits and $47 of other liabilities. As a result, the Company recognized an after-tax loss relating to this transaction of $16.

In 1998, Hartford Life recaptured an in force block of Corporate Owned Life Insurance (COLI) business previously ceded to MBL Assurance Co. of New Jersey (MBL Life). The transaction was consummated through an assignment of a reinsurance arrangement between Hartford Life Insurance Company and MBL Life to a Hartford Life Insurance Company subsidiary. Hartford Life Insurance Company originally assumed the life insurance block in 1992 from Mutual Benefit Life, which was placed in court-supervised rehabilitation in 1991, and reinsured a portion of those policies back to MBL Life. This recapture was effective January 1, 1998 and resulted in a decrease in ceded premiums and other considerations of $163 in 1998. Additionally, this transaction resulted in a decrease in reinsurance recoverables of $4.8 billion, which was exchanged for the fair value of assets comprised of $4.3 billion in policy loans and $443 in other net assets.

10. INCOME TAX

Hartford Life and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company were filing separate federal, state and local income tax returns.


As long as The Hartford continues to own at least 80% of the combined voting power of the value of the outstanding capital stock of the Company, the Company will be included in The Hartford's consolidated federal income tax return. The life insurance companies filed a separate consolidated federal income tax return for 1999 and 1998. The Company's effective tax rate was 28% in 2000 and 35% in both 1999 and 1998, respectively.


Income tax expense (benefit) is as follows:

                                                                          For the years ended
                                                                              December 31,
                                                                     ------------------------------
                                                                     2000         1999         1998
                                                                     ------------------------------
Current                                                              $121         $(50)        $307
Deferred                                                               73          241         (119)
                                                                     ------------------------------
                                          INCOME TAX EXPENSE         $194         $191         $188
                                                                     ------------------------------

A reconciliation of the tax provision at the U.S. federal statutory rate to the provision (benefit) for income taxes is as follows:

                                                                          For the years ended
                                                                              December 31,
                                                                     ------------------------------
                                                                     2000         1999         1998
                                                                     ------------------------------
Tax provision at the U.S. federal statutory rate                     $238         $193         $188
Municipal bond and other tax-exempt income                            (24)          --           --
IRS audit settlement (See Note 12(c))                                 (24)          --           --
Other                                                                   4           (2)          --
                                                                     ------------------------------
                                                       TOTAL         $194         $191         $188
                                                                     ------------------------------

Deferred tax assets (liabilities) include the following as of December 31:

                                                                      2000    1999
                                                              ---------------------
Tax basis deferred policy acquisition costs                           $ 749   $ 720
Financial statement deferred policy acquisition costs and
 reserves                                                              (112)     11
Employee benefits                                                        (1)     (3)
Net unrealized capital losses (gains) on securities                      (9)    138
Investments and other                                                  (388)   (407)
                                                              ---------------------
                                                       TOTAL          $ 239   $ 459
                                                              ---------------------

Hartford Life Insurance Company had a current tax receivable of $96 and $56 as of December 31, 2000 and 1999, respectively.

Prior to the Tax Reform Act of 1984, the Life Insurance Company Income Tax Act of 1959 permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in a "Policyholders' Surplus Account" and, based on current tax law, will be taxable in the future only under conditions which management considers to be remote; therefore, no federal income taxes have been provided on the balance in this account, which for tax return purposes was $104 as of December 31, 2000.

11. RELATED PARTY TRANSACTIONS

Transactions of the Company with its affiliates relate principally to tax settlements, reinsurance, insurance coverage, rental and service fees, payment of dividends and capital contributions. In addition, certain affiliated insurance companies purchased group annuity contracts from the Company to fund pension costs and claim annuities to settle casualty claims. Substantially all general insurance expenses related to the Company, including rent and employee benefit plan expenses, are initially paid by The Hartford. Direct expenses are allocated to the Company using specific identification, and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization. Indirect expenses allocated to the Company by The Hartford were $56 in 2000 and $47 in both 1999 and 1998.

12. COMMITMENTS AND CONTINGENT LIABILITIES

(a) LITIGATION

Hartford Life Insurance Company is involved or may become involved in various legal actions, in the normal course of its business, in which claims for alleged economic and punitive damages have been or may be asserted. Some of the pending litigation has been filed as purported class actions and some actions have been filed in certain jurisdictions that permit punitive damage awards that are disproportionate to the actual damages incurred. Although there can be no assurances, at the present time, the Company does not anticipate that the ultimate liability arising from potential, pending or threatened legal actions, after consideration of provisions made for estimated losses and costs of defense, will have a material adverse effect on the financial condition or operating results of the Company.

(b) LEASES

The rent paid to Hartford Fire for space occupied by the Company was $14, $9 and $7 in 2000, 1999 and 1998, respectively. Future minimum rental commitments are as follows:

2001                                                          $     14
2002                                                                13
2003                                                                12
2004                                                                12
2005                                                                13
Thereafter                                                          49
                                                              --------
                                                       TOTAL  $    113
                                                              --------

The principal executive offices of Hartford Life Insurance Company, together with its parent, are located in Simsbury, Connecticut. Rental expense is recognized on a level basis over the term of the primary sublease for the facility located in Simsbury, Connecticut, which expires on December 31, 2009, and amounted to approximately $10 in 2000 and $9 in both 1999 and 1998.

(c) TAX MATTERS

Hartford Life's federal income tax returns are routinely audited by the Internal Revenue Service (IRS). Hartford Life's 1996-1997 federal income tax returns are currently under audit by the IRS. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from tax examinations and other tax related matters for all open tax years.

During the second quarter of 2000, Hartford Life reached a settlement with the IRS with respect to certain tax matters for the 1993-1995 tax years. This settlement resulted in a $24 tax benefit recorded in the Company's second quarter results of operations. This same matter is currently under review with the IRS for the 1996-1997 tax years.

(d) UNFUNDED COMMITMENTS

At December 31, 2000, Hartford Life Insurance Company has outstanding commitments to fund limited partnership investments totaling $182. These capital commitments can be called by the partnerships during the five-year commitment period to fund working capital needs or the purchase of new investments. If the commitment period expires and the commitment has not been fully funded, Hartford Life Insurance Company is not required to fund the remaining unfunded commitment.

13. SEGMENT INFORMATION

Hartford Life Insurance Company is organized into three reportable operating segments which include Investment Products, Individual Life and Corporate Owned Life Insurance (COLI). Investment Products offers individual fixed and variable annuities, retirement plan services and other investment products. Individual Life sells a variety of life insurance products, including variable life, universal life, interest sensitive whole life and term life insurance. COLI primarily offers variable products used by employers to fund non-qualified benefits or other post-employment benefit obligations as well as leveraged COLI. The Company includes in "Other" corporate items not directly allocable to any of its reportable operating segments, as well as certain group benefit products including group life and group disability insurance that is directly written by the Company and is substantially ceded to its parent, HLA.

The accounting policies of the reportable operating segments are the same as those described in the summary of significant accounting policies in Note 2. Hartford Life Insurance Company evaluates performance of its segments based on revenues, net income and the segment's return on allocated capital. The Company charges direct operating expenses to the appropriate segment and allocates the majority of indirect expenses to the segments based on an intercompany expense arrangement. Intersegment revenues are not significant and primarily occur between corporate and the operating segments. These amounts include interest income on allocated surplus and the allocation of net realized capital gains and losses through net investment income utilizing the duration of the segment's investment portfolios. The Company's revenues are primarily derived from customers within the United States. The Company's long-lived assets primarily consist of deferred policy acquisition costs and deferred tax assets from within the United States. The following tables present summarized financial information concerning the Company's segments as well as the Company's revenues by product.

                                                                  For the years ended December 31,
                                                              ----------------------------------------
                                                                2000           1999             1998
                                                              ----------------------------------------
TOTAL REVENUES
  Investment Products                                         $  2,068       $  1,884         $  1,779
  Individual Life                                                  545            574              543
  COLI                                                             765            830            1,567
  Other                                                             69            112               86
                                                              ----------------------------------------
                                              TOTAL REVENUES  $  3,447       $  3,400         $  3,975
                                                              ----------------------------------------
NET INVESTMENT INCOME
  Investment Products                                         $    724       $    699         $    736
  Individual Life                                                  142            169              181
  COLI                                                             366            431              793
  Other                                                             94             60               49
                                                              ----------------------------------------
                                 TOTAL NET INVESTMENT INCOME  $  1,326       $  1,359         $  1,759
                                                              ----------------------------------------
AMORTIZATION OF DEFERRED POLICY ACQUISITION COSTS
  Investment Products                                         $    477       $    411         $    326
  Individual Life                                                  127            128              105
  COLI                                                              --             --               --
  Other                                                             --             --               --
                                                              ----------------------------------------
     TOTAL AMORTIZATION OF DEFERRED POLICY ACQUISITION COSTS  $    604       $    539         $    431
                                                              ----------------------------------------
INCOME TAX EXPENSE (BENEFIT)
  Investment Products                                         $    150       $    159         $    145
  Individual Life                                                   38             37               35
  COLI                                                              19             15               12
  Other                                                            (13)           (20)              (4)
                                                              ----------------------------------------
                                    TOTAL INCOME TAX EXPENSE  $    194       $    191         $    188
                                                              ----------------------------------------
NET INCOME (LOSS)
  Investment Products                                         $    354       $    300         $    270
  Individual Life                                                   70             68               64
  COLI                                                              35             28               24
  Other                                                             28            (35)              (8)
                                                              ----------------------------------------
                                            TOTAL NET INCOME  $    487       $    361         $    350
                                                              ----------------------------------------
ASSETS
  Investment Products                                         $106,553       $106,352         $ 87,207
  Individual Life                                                6,558          5,962            5,228
  COLI                                                          23,384         20,198           22,631
  Other                                                          2,340          2,453            3,197
                                                              ----------------------------------------
                                                TOTAL ASSETS  $138,835       $134,965         $118,263
                                                              ----------------------------------------
REVENUES BY PRODUCT
  Investment Products
    Individual Annuities                                      $  1,447       $  1,313         $  1,132
    Other                                                          621            571              647
                                                              ----------------------------------------
                                   TOTAL INVESTMENT PRODUCTS     2,068          1,884            1,779
                                                              ----------------------------------------
  Individual Life                                                  545            574              543
  COLI                                                             765            830            1,567
                                                              ----------------------------------------

14. SUBSEQUENT EVENT

On January 25, 2001, The Hartford, through the Hartford Life entities, agreed to acquire the U.S. individual life insurance, annuity and mutual fund business of Fortis, Inc. (operating as Fortis Financial Group and referred to as "Fortis") for $1.12 billion in cash. The acquisition will be effected through several reinsurance agreements with subsidiaries of Fortis and the purchase of 100% of the stock of Fortis Advisors, Inc. and Fortis Investors, Inc., wholly-owned subsidiaries of Fortis. The Fortis transaction, which is subject to insurance regulatory approval and other customary conditions, is expected to be completed in the second quarter of 2001. The acquisition will be accounted for as a purchase transaction. The acquisition is being financed through capital contributions of $1.2 billion from Hartford Life, Inc.

15. QUARTERLY RESULTS FOR 2000 AND 1999 (UNAUDITED)

                                                                       Three Months Ended
                                            March 31,           June 30,          September 30,        December 31,
                                          ----------------------------------------------------------------------------
                                          2000      1999      2000      1999      2000      1999      2000        1999
                                          ----------------------------------------------------------------------------
Revenues                                  $838      $838      $831      $853      $919      $846      $859      $  863
Benefits, claims and expenses              645       703       682       722       730       695       709         728
Net income                                 128        88       130        85       129       100       100          88
                                          ----------------------------------------------------------------------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                      SCHEDULE I -- SUMMARY OF INVESTMENTS
                      OTHER THAN INVESTMENTS IN AFFILIATES
                            AS OF DECEMBER 31, 2000
                                 (IN MILLIONS)

                                                                                         Amount at
                                                                             Fair       which shown
                                          Type of Investment       Cost      Value    on Balance Sheet
                                                                  ------------------------------------
FIXED MATURITIES
Bonds and Notes
  U.S. Government and Government agencies and authorities
   (guaranteed and sponsored)                                     $   185   $   201       $   201
  U.S. Government and Government agencies and authorities
   (guaranteed and sponsored) -- asset backed                         895       906           906
  States, municipalities and political subdivisions                    79        83            83
  Foreign governments                                                 269       268           268
  Public utilities                                                    557       551           551
  All other corporate, including international                      5,816     5,765         5,765
  All other corporate -- asset backed                               5,284     5,357         5,357
  Short-term investments                                              750       750           750
  Certificates of deposit                                             383       375           375
  Redeemable preferred stock                                            1         1             1
                                                                  ------------------------------------
                                      TOTAL FIXED MATURITIES       14,219    14,257        14,257
                                                                  ------------------------------------

EQUITY SECURITIES
 Common Stocks
  Industrial and miscellaneous                                         51        48            48
                                                                  ------------------------------------
                                     TOTAL EQUITY SECURITIES           51        48            48
                                                                  ------------------------------------
                TOTAL FIXED MATURITIES AND EQUITY SECURITIES       14,270    14,305        14,305
                                                                  ------------------------------------
Policy Loans                                                        3,573     3,573         3,573
                                                                  ------------------------------------
OTHER INVESTMENTS
  Mortgage loans on real estate                                       201       200           200
  Investment in partnerships                                          569       578           578
  Other invested assets                                                 6         7             6
                                                                  ------------------------------------
                                     TOTAL OTHER INVESTMENTS          776       785           784
                                                                  ------------------------------------
                                           TOTAL INVESTMENTS      $18,619   $18,663       $18,662
                                                                  ------------------------------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
              SCHEDULE III -- SUPPLEMENTARY INSURANCE INFORMATION
              FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998
                                 (IN MILLIONS)

                                                                                                                  Benefits,
                              Deferred                                                                   Net      Claims and
                               Policy       Future       Other                 Earned        Net       Realized     Claim
                             Acquisition    Policy    Policyholder   Policy   Premiums    Investment   Capital    Adjustment
Segment                       on Costs     Benefits      Funds        Fees    and Other     Income      Losses     Expenses
                             -----------------------------------------------------------------------------------------------

2000
Investment Products            $3,292       $3,293      $ 8,287      $1,325     $ 19        $  724       $ --       $  686
Individual Life                 1,033          274        1,984         394        9           142         --          216
Corporate Owned Life
 Insurance                         --          283        4,645         390        9           366         --          545
Other                              --          978           31          --       60            94        (85)          48
                             -----------------------------------------------------------------------------------------------
 CONSOLIDATED OPERATIONS       $4,325       $4,828      $14,947      $2,109     $ 97        $1,326       $(85)      $1,495
                             -----------------------------------------------------------------------------------------------
1999
                             -----------------------------------------------------------------------------------------------
Investment Products            $3,099       $2,744      $ 8,859      $1,148     $ 37        $  699       $ --       $  660
Individual Life                   914          270        1,880         388       17           169         --          254
Corporate Owned Life
 Insurance                         --          321        5,244         399       --           431         --          621
Other                              --          997           21          --       56            60         (4)          39
                             -----------------------------------------------------------------------------------------------
 CONSOLIDATED OPERATIONS       $4,013       $4,332      $16,004      $1,935     $110        $1,359       $ (4)      $1,574
                             -----------------------------------------------------------------------------------------------
1998
                             -----------------------------------------------------------------------------------------------
Investment Products            $2,823       $2,407      $ 9,194      $  979     $ 64        $  736       $ --       $  670
Individual Life                   931          466        2,307         336       27           181         (1)         262
Corporate Owned Life
 Insurance                         --          225        8,097         774       --           793         --          924
Other                              --          497           17          --       38            49         (1)          55
                             -----------------------------------------------------------------------------------------------
 CONSOLIDATED OPERATIONS       $3,754       $3,595      $19,615      $2,089     $129        $1,759       $ (2)      $1,911
                             -----------------------------------------------------------------------------------------------

                                         Amortization
                             Insurance   of Deferred
                             Expenses       Policy
                                and      Acquisition    Dividends to
Segment                        Other        Costs       Policyholders
                             ----------------------------------------
2000
Investment Products            $401          $477           $ --
Individual Life                  94           127             --
Corporate Owned Life
 Insurance                       99            --             67
Other                             6            --             --
                             ----------------------------------------
 CONSOLIDATED OPERATIONS       $600          $604           $ 67
                             ----------------------------------------
1999
                             ----------------------------------------
Investment Products            $354          $411           $ --
Individual Life                  87           128             --
Corporate Owned Life
 Insurance                       62            --            104
Other                           128            --             --
                             ----------------------------------------
 CONSOLIDATED OPERATIONS       $631          $539           $104
                             ----------------------------------------
1998
                             ----------------------------------------
Investment Products            $368          $326           $ --
Individual Life                  77           105             --
Corporate Owned Life
 Insurance                      278            --            329
Other                            43            --             --
                             ----------------------------------------
 CONSOLIDATED OPERATIONS       $766          $431           $329
                             ----------------------------------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                           SCHEDULE IV -- REINSURANCE
                                 (IN MILLIONS)

                                                                                                     Percentage
                                          Gross        Ceded to        Assumed From       Net        of Amount
                                          Amount    Other Companies   Other Companies    Amount    Assumed to Net
                                         ------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31, 2000
Life insurance in force                  $348,605      $145,529           $10,219       $213,295        4.8%
FEE INCOME, EARNED PREMIUMS AND OTHER
Life insurance and annuities             $  2,414      $    271           $    35       $  2,178        1.6%
Accident and health insurance                 471           452                 9             28       32.1%
                                         ------------------------------------------------------------------------
               TOTAL FEE INCOME, EARNED
                     PREMIUMS AND OTHER  $  2,885      $    723           $    44       $  2,206        2.0%
                                         ------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31, 1999
Life insurance in force                  $307,970      $131,162           $11,785       $188,593        6.2%
FEE INCOME, EARNED PREMIUMS AND OTHER
Life insurance and annuities             $  2,212      $    275           $    84       $  2,021        4.2%
Accident and health insurance                 448           435                11             24       45.8%
                                         ------------------------------------------------------------------------
               TOTAL FEE INCOME, EARNED
                     PREMIUMS AND OTHER  $  2,660      $    710           $    95       $  2,045        4.6%
                                         ------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31, 1998
Life insurance in force                  $326,400      $200,782           $18,289       $143,907       12.7%
FEE INCOME, EARNED PREMIUMS AND OTHER
Life insurance and annuities             $  2,329      $    271               142       $  2,200        6.5%
Accident and health insurance                 393           383                 8             18       44.4%
                                         ------------------------------------------------------------------------
               TOTAL FEE INCOME, EARNED
                     PREMIUMS AND OTHER  $  2,722      $    654               150       $  2,218        6.8%
                                         ------------------------------------------------------------------------

                                     PART C

                                OTHER INFORMATION

Item 27.  Exhibits

         (a) Resolution of the Board of Directors of Hartford Life Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)

         (b)   Not Applicable.

         (c)   Principal Underwriting Agreement.(2)

         (d)   Form of Modified Single Premium Variable Life Insurance
               Policy.(1)

         (e) Form of Application for Modified Single Premium Variable Life Insurance Policies.(1)

         (f)   Certificate of Incorporation of Hartford and Bylaws of
               Hartford.(3)

         (g)   Form of Reinsurance Contract.(4)

         (h)   Form of Participation Agreement.(4)

         (i)   Not Applicable.

         (j)   Not Applicable.

         (k) Opinion and consent of Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary.

         (l)   Opinion and Consent of Thomas P. Kalmbach, FSA, MAAA.

         (m)   Not Applicable.

         (n)   Consent of Arthur Andersen LLP, Independent Public Accountants.

         (o)   No financial statement will be omitted.

         (p)   Not Applicable.

         (q)   Memorandum describing transfer and redemption procedures.(1)

         (r)   Power of Attorney.

         (s)   Organizational Chart.
___________________________

(1) Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form S-6, File No. 33-83654 filed with the Securities and Exchange Commission on May 1, 1995.

(2) Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form S-6, File No. 33-83654, filed with the Securities and Exchange Commission on May 1, 1996.

(3) Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form S-6, File No. 333-66343, filed with the Securities and Exchange Commission on February 8, 2001.

(4) Incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form S-6, File No. 333-52645, filed with the Securities and Exchange Commission on April 13, 2000.

Item 28.  Officers and Directors.

---------------------------------------------------------------------------------------------
NAME                                POSITION WITH HARTFORD
---------------------------------------------------------------------------------------------
David A. Carlson                    Vice President
---------------------------------------------------------------------------------------------
Peter W. Cummins                    Senior Vice President
---------------------------------------------------------------------------------------------
Patrice Kelly-Ellis                 Vice President
---------------------------------------------------------------------------------------------
Bruce W. Ferris                     Vice President
---------------------------------------------------------------------------------------------
Timothy M. Fitch                    Vice President and Actuary
---------------------------------------------------------------------------------------------
Mary Jane B. Fortin                 Vice President & Chief Accounting Officer
---------------------------------------------------------------------------------------------
David T. Foy                        Senior Vice President, Chief Financial Officer and
                                    Treasurer, Director*
---------------------------------------------------------------------------------------------
Lois W. Grady                       Senior Vice President
---------------------------------------------------------------------------------------------
Ryan Johnson                        Vice President
---------------------------------------------------------------------------------------------
Stephen T. Joyce                    Senior Vice President
---------------------------------------------------------------------------------------------
Michael D. Keeler                   Vice President
---------------------------------------------------------------------------------------------
Robert A. Kerzner                   Executive Vice President
---------------------------------------------------------------------------------------------
David N. Levenson                   Senior Vice President
---------------------------------------------------------------------------------------------
Joseph F. Mahoney                   Vice President
---------------------------------------------------------------------------------------------
Thomas M. Marra                     President, Director*
---------------------------------------------------------------------------------------------
Gary J. Miller                      Vice President
---------------------------------------------------------------------------------------------
Tom Nassiri                         Vice President
---------------------------------------------------------------------------------------------
Deanne Osgood                       Vice President
---------------------------------------------------------------------------------------------
Craig R. Raymond                    Senior Vice President and Chief Actuary
---------------------------------------------------------------------------------------------
Christine Hayer Repasy              Senior Vice President, General Counsel and
                                    Corporate Secretary, Director*
---------------------------------------------------------------------------------------------
Lowndes A. Smith                    Chairman of the Board and Chief Executive Officer,
                                    Director*
---------------------------------------------------------------------------------------------
Joe M. Thomson                      Senior Vice President
---------------------------------------------------------------------------------------------
John C. Walters                     Executive Vice President, Director*
---------------------------------------------------------------------------------------------
David M. Znamierowski               Senior Vice President and Chief Investment Officer,
                                    Director*
---------------------------------------------------------------------------------------------

Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

___________________________
 *Denotes Board of Directors of Hartford.

Item 29. Persons Controlled By or Under Common Control with the Depositor or Registrant

          Filed herewith as Exhibit 1.5.

Item 30:  Indemnification

Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes ("CGS") provide the standards under which a corporation may indemnify an individual for liability, including legal expenses, incurred because such individual is a party to a proceeding because the individual was a director, officer, employee, or agent of the corporation. Specifically, Section 33-771(a)(2) permits a corporation to indemnify a director if the corporation, pursuant to Section 33-636(5)(b), obligated itself under its certificate of incorporation to indemnify a director for liability except for certain liability involving conduct described in Section 33-636(5)(b). Section 33-776 permits a corporation to indemnify an officer, employee, or agent of the corporation to the same extent as a director as may be provided by the corporation's bylaws, certificate of incorporation, or resolution of the board of directors.

Consistent with the statutes referenced above, under the Depositor's Certificate of Incorporation, the Depositor must indemnify directors for liability except liability that:

(a)  involved a knowing and culpable violation of law by the director;
(b)  enabled the director or an associate to receive an improper personal gain;
(c) showed a lack of good faith and a conscious disregard for the duty of the director of the corporation under circumstances in which the director was aware that his conduct or omission created an unjustifiable risk of serious injury to the corporation;
(d) constituted a sustained and unexcused pattern of inattention that amounted to an abdication of the director's duty to the corporation or
(e)  created liability under section 33-757 relating to unlawful distributions.

The Depositor's Certificate of Incorporation also permits the Depositor, at the discretion of the board of directors, to indemnify any current or former director, officer, employee or agent of the corporation to the fullest extent permitted by law. Accordingly, under the Depositor's bylaws, the Depositor must, to the fullest extent permitted by applicable law, indemnify directors and officers of the Depositor against all expenses, including attorney's fees, in connection with any proceeding by reason of the fact that such person was a director or officer of the Depositor.

Section 33-777 permits a corporation to procure insurance on behalf of an individual who was a director or officer of the corporation. Consistent with the statute, the directors and officers of the Depositor and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Principal Underwriters

     (a) HSD acts as principal underwriter for the following investment companies:

     Hartford Life Insurance Company - Separate Account One
     Hartford Life Insurance Company - Separate Account Two
     Hartford Life Insurance Company - Separate Account Two
       (DC Variable Account I)
     Hartford Life Insurance Company - Separate Account Two (DC Variable
       Account II)
     Hartford Life Insurance Company - Separate Account Two (QP)
       Variable Account)
     Hartford Life Insurance Company - Separate Account Two
       (Variable Account "A")
     Hartford Life Insurance Company - Separate Account Two
       (NQ Variable Account)
     Hartford Life Insurance Company - Separate Account Ten, formerly known as Putnam Capital Manager Trust Separate Account
     Hartford Life Insurance Company - Separate Account Three Hartford Life
        Insurance Company - Separate Account Five
     Hartford Life Insurance Company - Separate Account Seven
     Hartford Life and Annuity Insurance Company - Separate Account One Hartford Life and Annuity Insurance Company - Separate Account Ten,
        formerly known as Putnam Capital Manager Trust Separate Account Two Hartford Life and Annuity Insurance Company - Separate Account Three Hartford Life and Annuity Insurance Company - Separate Account Five Hartford Life and Annuity Insurance Company - Separate Account Six Hartford
        Life and Annuity Insurance Company - Separate Account Seven
     Hart Life Insurance Company VA - Separate Account One
     Hart Life Insurance Company VL  - Separate Account Two
     American Maturity Life Insurance Company - Separate Account AMLVA
     Servus Life Insurance Company of America VA - Separate Account One
     Servus Life Insurance Company of America VL - Separate Account Two

     (b)  Directors and Officers of HSD

    NAME                      POSITIONS AND OFFICES WITH  UNDERWRITER
    ----                      ----------------------------------------
    David A. Carlson          Vice President
    Peter W. Cummins          Senior Vice President
    Bruce W. Ferris           Vice President
    David T. Foy              Treasurer
    George R. Jay             Controller
    Ryan Johnson              Vice President
    Thomas M. Marra           President, Director
    Christine Hayer Repasy    Senior Vice President, General Counsel and
                              Corporate Secretary
    Lowndes A. Smith          Chairman of the Board and Chief Executive Officer,
                              Director
    John C. Walters           Executive Vice President, Director

Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

Item 32. Location of Accounts and Records

         All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 33. Management Services

All management contracts are discussed in Part A and Part B of this Registration Statement.

Item 34.   Representation of Reasonableness of Fees

Hartford hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the Town of Simsbury, and State of Connecticut on the day of April 11, 2001.

HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FIVE
(Registrant)

*By: David T. Foy                                   *By: /s/ Marianne O'Doherty
     -----------------------------------------------     ----------------------
     David T. Foy, Senior Vice President & Treasurer      Marianne O'Doherty
                                                          Attorney-In-Fact

HARTFORD LIFE INSURANCE COMPANY
(Depositor)

*By: David T. Foy
     -------------------------------------------------
     David T. Foy, Senior Vice President & Treasurer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

David T. Foy, Senior Vice President, Chief
     Financial Officer & Treasurer, Director*
Thomas M. Marra, President, Director*
Christine Hayer Repasy, Senior Vice President,     By:  /s/ Marianne O'Doherty
     General Counsel & Corporate Secretary,             ----------------------
     Director*                                          Marianne O'Doherty
Lowndes A. Smith, Chairman of the Board &               Attorney-in-Fact
     Chief Executive Officer, Director*
John C. Walters, Executive Vice President,              Date: April 11, 2001
     Director*
Lizabeth H. Zlatkus, Executive Vice President,
     Director*
David M. Znamierowski, Senior Vice President &
     Chief Investment Officer, Director*

                             EXHIBIT INDEX

1.1 Opinion and Consent of Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary.

1.2   Opinion and Consent of Thomas P. Kalmbach, FSA, MAAA.

1.3   Consent of Arthur Andersen LLP, Independent Public Accountants.

1.4   Power of Attorney.

1.5   Organizational Chart.